UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2015

Item 1.

Reports to Stockholders

Fidelity® Series 100 Index Fund - Fidelity® Series 100 Index Fund Class F Annual Report November 30, 2015

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended November 30, 2015	Past 1 year	Past 5 years	Life of FundA
Fidelity® Series 100 Index Fund	3.48%	14.31%	6.53%
Class F	3.45%	14.32%	6.53%

 A From March 29, 2007

 The initial offering of Class F shares took place on December 4, 2013. Returns prior to December 4, 2013 are those of Fidelity® Series 100 Index Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series 100 Index Fund, a class of the fund, on March 29, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 100® Index performed over the same period.

Period Ending Values
$17,313	Fidelity® Series 100 Index Fund
$17,478	S&P 100® Index

Management's Discussion of Fund Performance

Market Recap:  U.S. stocks gained modestly for the 12 months ending November 30, 2015, despite a steep decline in August and September on concern about slowing economic growth in China. The S&P 500® index rebounded in October and gained 2.75% for the year. Stocks benefited late in the period amid waning expectations for a near-term interest-rate hike by the U.S. Federal Reserve, more economic stimulus in Europe and an interest-rate cut in China. Growth stocks in the benchmark far outpaced their value counterparts, as investors continued to seek growth in a subpar economic environment. Sector performance varied widely, with more than 26 percentage points separating the leader from the laggard. Consumer discretionary (+14%) secured the top spot, benefiting from a combination of rising personal income and still-benign inflation. Information technology (+7%) and health care (+4%) also outpaced the broad market. Conversely, the energy sector (-12%) performed worst, stymied by depressed commodity prices that also hit materials (-5%). Telecommunication services (-5%) and utilities (-4%), considered defensive sectors less sensitive to the economy, also lost ground. At period end, investors remained focused on the potential global implications of a stronger U.S. dollar and how China’s transition toward a consumption-led economy may affect corporate earnings.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund's share classes performed roughly in line with the 3.44% gain of the S&P 100® index. By a wide margin, the top sector in the index was consumer discretionary, whereas energy stocks struggled in light of the sharp drop in the price of oil. The biggest absolute contributor by far was online retail giant Amazon.com. Its shares nearly doubled, driven by better-than-expected financial results. In information technology, software maker Microsoft – one of the largest weightings in the index – added value, as did social-networking leader Facebook and Internet search giant Alphabet, which late in the period was established as a parent company for Google and its sister businesses. Elsewhere, home-improvement retailer Home Depot and industrial conglomerate General Electric boosted returns. Litigation income received during the period added to the fund's return. In contrast, the biggest individual detractor was retailer Wal-Mart Stores, which posted weak earnings in a difficult business environment. Among various energy-related stocks to hamper results this period were Kinder Morgan, Exxon Mobil and Chevron, whose shares returned about -41%, -7% and -12%, respectively. Other detractors included wireless communications equipment manufacturer QUALCOMM and branded consumer products company Procter & Gamble.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of November 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.8	6.5
Microsoft Corp.	3.7	3.3
Exxon Mobil Corp.	2.9	3.1
General Electric Co.	2.4	2.3
Johnson & Johnson	2.4	2.4
Wells Fargo & Co.	2.2	2.2
Amazon.com, Inc.	2.2	1.4
Berkshire Hathaway, Inc. Class B	2.2	2.2
JPMorgan Chase & Co.	2.1	2.1
Facebook, Inc. Class A	2.0	1.4
	27.9

Market Sectors as of November 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.8	24.5
Health Care	15.1	16.1
Financials	14.8	14.7
Consumer Discretionary	12.4	10.5
Consumer Staples	10.6	10.6
Industrials	9.2	9.4
Energy	7.4	8.4
Telecommunication Services	3.4	3.3
Materials	1.4	1.5
Utilities	0.6	0.6

Investments November 30, 2015

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Automobiles - 0.9%
Ford Motor Co.	1,135,116	$16,266,212
General Motors Co.	419,862	15,199,004
		31,465,216
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp.	274,331	31,317,627
Starbucks Corp.	432,318	26,540,002
		57,857,629
Internet & Catalog Retail - 2.8%
Amazon.com, Inc. (a)	111,713	74,266,802
Priceline Group, Inc. (a)	14,768	18,443,017
		92,709,819
Media - 3.7%
Comcast Corp.:
Class A	615,995	37,489,456
Class A (special) (non-vtg.)	101,170	6,175,417
The Walt Disney Co.	452,309	51,323,502
Time Warner, Inc.	237,563	16,624,659
Twenty-First Century Fox, Inc.:
Class A	355,636	10,494,818
Class B	125,600	3,761,720
		125,869,572
Multiline Retail - 0.4%
Target Corp.	183,049	13,271,053
Specialty Retail - 2.1%
Home Depot, Inc.	374,034	50,075,672
Lowe's Companies, Inc.	269,502	20,643,853
		70,719,525
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	197,457	26,119,612

TOTAL CONSUMER DISCRETIONARY		418,012,426

CONSUMER STAPLES - 10.6%
Beverages - 2.7%
PepsiCo, Inc.	427,889	42,857,362
The Coca-Cola Co.	1,140,364	48,602,314
		91,459,676
Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	128,014	20,664,020
CVS Health Corp.	324,628	30,544,249
Wal-Mart Stores, Inc.	459,661	27,046,453
Walgreens Boots Alliance, Inc.	254,529	21,388,072
		99,642,794
Food Products - 0.6%
Mondelez International, Inc.	469,342	20,491,472
Household Products - 2.3%
Colgate-Palmolive Co.	262,191	17,220,705
Procter & Gamble Co.	790,116	59,132,281
		76,352,986
Tobacco - 2.1%
Altria Group, Inc.	571,112	32,896,051
Philip Morris International, Inc.	451,248	39,434,563
		72,330,614

TOTAL CONSUMER STAPLES		360,277,542

ENERGY - 7.4%
Energy Equipment & Services - 1.1%
Halliburton Co.	248,972	9,921,534
Schlumberger Ltd.	368,600	28,437,490
		38,359,024
Oil, Gas & Consumable Fuels - 6.3%
Anadarko Petroleum Corp.	147,974	8,863,643
Chevron Corp.	548,113	50,053,679
ConocoPhillips Co.	359,282	19,419,192
Devon Energy Corp.	112,533	5,177,643
Exxon Mobil Corp.	1,214,479	99,174,355
Kinder Morgan, Inc.	523,544	12,339,932
Occidental Petroleum Corp.	222,524	16,820,589
		211,849,033

TOTAL ENERGY		250,208,057

FINANCIALS - 14.8%
Banks - 7.9%
Bank of America Corp.	3,049,282	53,148,985
Citigroup, Inc.	876,709	47,421,190
JPMorgan Chase & Co.	1,077,174	71,825,962
U.S. Bancorp	482,169	21,162,397
Wells Fargo & Co.	1,360,675	74,973,193
		268,531,727
Capital Markets - 1.9%
Bank of New York Mellon Corp.	322,307	14,129,939
BlackRock, Inc. Class A	37,316	13,572,576
Goldman Sachs Group, Inc.	117,261	22,281,935
Morgan Stanley	443,807	15,222,580
		65,207,030
Consumer Finance - 0.9%
American Express Co.	247,906	17,759,986
Capital One Financial Corp.	157,999	12,404,501
		30,164,487
Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. Class B (a)	545,684	73,170,768
Insurance - 1.4%
Allstate Corp.	116,626	7,319,448
American International Group, Inc.	376,884	23,962,285
MetLife, Inc.	325,326	16,620,905
		47,902,638
Real Estate Investment Trusts - 0.5%
Simon Property Group, Inc.	90,125	16,784,880

TOTAL FINANCIALS		501,761,530

HEALTH CARE - 15.1%
Biotechnology - 4.5%
AbbVie, Inc.	482,149	28,036,964
Amgen, Inc.	220,863	35,581,029
Biogen, Inc. (a)	64,927	18,624,959
Celgene Corp. (a)	230,269	25,202,942
Gilead Sciences, Inc.	427,485	45,296,311
		152,742,205
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	434,136	19,501,389
Medtronic PLC	411,926	31,034,505
		50,535,894
Health Care Providers & Services - 0.9%
UnitedHealth Group, Inc.	277,754	31,305,653
Pharmaceuticals - 8.2%
Allergan PLC (a)	114,658	35,990,000
Bristol-Myers Squibb Co.	485,711	32,547,494
Eli Lilly & Co.	284,149	23,311,584
Johnson & Johnson	806,586	81,658,767
Merck & Co., Inc.	820,431	43,491,047
Pfizer, Inc.	1,796,428	58,868,946
		275,867,838

TOTAL HEALTH CARE		510,451,590

INDUSTRIALS - 9.2%
Aerospace & Defense - 3.4%
General Dynamics Corp.	88,364	12,941,791
Honeywell International, Inc.	227,712	23,670,662
Lockheed Martin Corp.	77,789	17,048,237
Raytheon Co.	88,418	10,966,485
The Boeing Co.	186,048	27,060,682
United Technologies Corp.	241,255	23,172,543
		114,860,400
Air Freight & Logistics - 1.0%
FedEx Corp.	76,508	12,129,578
United Parcel Service, Inc. Class B	203,444	20,956,766
		33,086,344
Electrical Equipment - 0.3%
Emerson Electric Co.	191,412	9,570,600
Industrial Conglomerates - 3.2%
3M Co.	181,976	28,493,802
General Electric Co. (b)	2,745,443	82,198,563
		110,692,365
Machinery - 0.4%
Caterpillar, Inc.	175,535	12,752,618
Road & Rail - 0.9%
Norfolk Southern Corp.	87,788	8,345,127
Union Pacific Corp.	252,742	21,217,691
		29,562,818

TOTAL INDUSTRIALS		310,525,145

INFORMATION TECHNOLOGY - 24.8%
Communications Equipment - 1.9%
Cisco Systems, Inc.	1,481,420	40,368,695
QUALCOMM, Inc.	457,660	22,329,231
		62,697,926
Internet Software & Services - 5.8%
Alphabet, Inc.:
Class A (a)	84,438	64,413,528
Class C	86,155	63,978,703
Facebook, Inc. Class A (a)	658,217	68,612,540
		197,004,771
IT Services - 4.2%
Accenture PLC Class A	181,798	19,492,382
IBM Corp.	262,492	36,596,635
MasterCard, Inc. Class A	290,697	28,465,050
PayPal Holdings, Inc. (a)	323,044	11,390,531
Visa, Inc. Class A	568,401	44,909,363
		140,853,961
Semiconductors & Semiconductor Equipment - 1.9%
Intel Corp.	1,384,747	48,147,653
Texas Instruments, Inc.	298,966	17,375,904
		65,523,557
Software - 4.8%
Microsoft Corp.	2,329,655	126,616,749
Oracle Corp.	947,261	36,914,761
		163,531,510
Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	1,661,091	196,507,068
EMC Corp.	560,635	14,206,491
		210,713,559

TOTAL INFORMATION TECHNOLOGY		840,325,284

MATERIALS - 1.4%
Chemicals - 1.4%
E.I. du Pont de Nemours & Co.	263,562	17,748,265
Monsanto Co.	128,116	12,191,519
The Dow Chemical Co.	337,332	17,585,117
		47,524,901
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	1,791,666	60,325,394
Verizon Communications, Inc.	1,184,256	53,824,435
		114,149,829
UTILITIES - 0.6%
Electric Utilities - 0.6%
Exelon Corp.	267,851	7,315,011
Southern Co.	264,606	11,785,551
		19,100,562
TOTAL COMMON STOCKS
(Cost $3,040,678,274)		3,372,336,866
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.2% 2/4/16 (c)
(Cost $1,999,262)	2,000,000	1,999,530
	Shares	Value

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 0.18% (d)	19,034,262	$19,034,262
Fidelity Securities Lending Cash Central Fund, 0.22% (d)(e)	31,000,000	31,000,000
TOTAL MONEY MARKET FUNDS
(Cost $50,034,262)		50,034,262
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $3,092,711,798)		3,424,370,658
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(43,122,905)
NET ASSETS - 100%		$3,381,247,753

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	103,990	$(1,175)
17 CME S&P 500 Index Contracts (United States)	Dec. 2015	8,839,150	(60,423)
TOTAL FUTURES CONTRACTS			$(61,598)

The face value of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,355,681.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,021
Fidelity Securities Lending Cash Central Fund	26,998
Total	$44,019

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$418,012,426	$418,012,426	$--	$--
Consumer Staples	360,277,542	360,277,542	--	--
Energy	250,208,057	250,208,057	--	--
Financials	501,761,530	501,761,530	--	--
Health Care	510,451,590	510,451,590	--	--
Industrials	310,525,145	310,525,145	--	--
Information Technology	840,325,284	840,325,284	--	--
Materials	47,524,901	47,524,901	--	--
Telecommunication Services	114,149,829	114,149,829	--	--
Utilities	19,100,562	19,100,562	--	--
U.S. Government and Government Agency Obligations	1,999,530	--	1,999,530	--
Money Market Funds	50,034,262	50,034,262	--	--
Total Investments in Securities:	$3,424,370,658	$3,422,371,128	$1,999,530	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(61,598)	$(61,598)	$--	$--
Total Liabilities	$(61,598)	$(61,598)	$--	$--
Total Derivative Instruments:	$(61,598)	$(61,598)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(61,598)
Total Equity Risk	0	(61,598)
Total Value of Derivatives	$0	$(61,598)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2015
Assets
Investment in securities, at value (including securities loaned of $29,940,000) — See accompanying schedule: Unaffiliated issuers (cost $3,042,677,536)	$3,374,336,396
Fidelity Central Funds (cost $50,034,262)	50,034,262
Total Investments (cost $3,092,711,798)		$3,424,370,658
Cash		745
Receivable for investments sold		9,945,322
Receivable for fund shares sold		42,412
Dividends receivable		8,551,303
Distributions receivable from Fidelity Central Funds		11,167
Total assets		3,442,921,607
Liabilities
Payable for fund shares redeemed	30,318,965
Accrued management fee	142,094
Payable for daily variation margin for derivative instruments	142,580
Other affiliated payables	70,215
Collateral on securities loaned, at value	31,000,000
Total liabilities		61,673,854
Net Assets		$3,381,247,753
Net Assets consist of:
Paid in capital		$3,444,412,411
Undistributed net investment income		70,638,423
Accumulated undistributed net realized gain (loss) on investments		(465,400,343)
Net unrealized appreciation (depreciation) on investments		331,597,262
Net Assets		$3,381,247,753
Series 100 Index:
Net Asset Value, offering price and redemption price per share ($1,670,998,039 ÷ 120,499,847 shares)		$13.87
Class F:
Net Asset Value, offering price and redemption price per share ($1,710,249,714 ÷ 123,287,803 shares)		$13.87

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2015
Investment Income
Dividends		$78,760,720
Interest		3,368
Income from Fidelity Central Funds		44,019
Total income		78,808,107
Expenses
Management fee	$1,719,944
Transfer agent fees	871,877
Independent trustees' compensation	14,784
Interest	951
Miscellaneous	5,008
Total expenses before reductions	2,612,564
Expense reductions	(13)	2,612,551
Net investment income (loss)		76,195,556
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	134,451,366
Futures contracts	600,935
Total net realized gain (loss)		135,052,301
Change in net unrealized appreciation (depreciation) on: Investment securities	(89,129,930)
Futures contracts	(689,736)
Total change in net unrealized appreciation (depreciation)		(89,819,666)
Net gain (loss)		45,232,635
Net increase (decrease) in net assets resulting from operations		$121,428,191

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2015	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$76,195,556	$65,171,984
Net realized gain (loss)	135,052,301	68,853,752
Change in net unrealized appreciation (depreciation)	(89,819,666)	336,326,291
Net increase (decrease) in net assets resulting from operations	121,428,191	470,352,027
Distributions to shareholders from net investment income	(70,740,615)	–
Share transactions - net increase (decrease)	(254,445,510)	404,368,983
Total increase (decrease) in net assets	(203,757,934)	874,721,010
Net Assets
Beginning of period	3,585,005,687	2,710,284,677
End of period (including undistributed net investment income of $70,638,423 and undistributed net investment income of $65,171,985, respectively)	$3,381,247,753	$3,585,005,687

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series 100 Index Fund Series 100 Index

Years ended November 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.67	$11.77	$10.19	$8.85	$8.33
Income from Investment Operations
Net investment income (loss)A	.29	.27	.25	.21	.18
Net realized and unrealized gain (loss)	.18	1.63	2.35	1.31	.51
Total from investment operations	.47	1.90	2.60	1.52	.69
Distributions from net investment income	(.27)	–	(1.02)	(.18)	(.17)
Net asset value, end of period	$13.87	$13.67	$11.77	$10.19	$8.85
Total ReturnB	3.48%	16.14%	27.56%	17.49%	8.34%
Ratios to Average Net AssetsC,D
Expenses before reductions	.10%	.10%	.18%	.20%	.20%
Expenses net of fee waivers, if any	.10%	.10%	.17%	.20%	.20%
Expenses net of all reductions	.10%	.10%	.17%	.20%	.20%
Net investment income (loss)	2.17%	2.11%	2.34%	2.17%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$1,670,998	$1,814,733	$2,710,285	$8,019,529	$6,413,368
Portfolio turnover rateE	10%	8%	19%	10%	6%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series 100 Index Fund Class F

Years ended November 30,	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.68	$11.69
Income from Investment Operations
Net investment income (loss)B	.30	.27
Net realized and unrealized gain (loss)	.16	1.72
Total from investment operations	.46	1.99
Distributions from net investment income	(.27)	–
Net asset value, end of period	$13.87	$13.68
Total ReturnC,D	3.45%	17.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%	.05%G
Expenses net of fee waivers, if any	.05%	.05%G
Expenses net of all reductions	.05%	.05%G
Net investment income (loss)	2.22%	2.16%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,710,250	$1,770,273
Portfolio turnover rateH	10%	8%

 A For the period December 4, 2013 (commencement of sale of shares) to November 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2015

1. Organization.

Fidelity Series 100 Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class F shares and the existing class was designated Series 100 Index on December 4, 2013. The Fund offers Series 100 Index and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to contribution in-kind, futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$728,649,840
Gross unrealized depreciation	(415,142,655)
Net unrealized appreciation (depreciation) on securities	$313,507,185
Tax Cost	$3,110,863,473

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$70,635,340
Capital loss carryforward	$(447,307,183)
Net unrealized appreciation (depreciation) on securities and other investments	$313,507,185

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(149,988,603)
2018	(297,318,580)
Total capital loss carryforward	$(447,307,183)

The tax character of distributions paid was as follows:

	November 30, 2015	November 30, 2014
Ordinary Income	$70,740,615	$ -

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $600,935 and a change in net unrealized appreciation (depreciation) of $(689,736) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $336,089,291 and $558,787,778, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and interest expense, including commitment fees. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Series 100 Index so that the total expenses do not exceed .10%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense, including commitment fees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives transfer agent fees at an annual rate of .075% of average net assets for Series 100 Index. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Series 100 Index pays a portion of the transfer agent fees at an annual rate of .05% of average net assets.

For the period, transfer agent fees for each applicable class were as follows:

Amount
Series 100 Index	$871,877

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$24,241,500.35%		$951

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,008 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $26,998.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $13.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2015	2014
From net investment income
Series 100 Index	$35,250,235	$–
Class F	35,490,380	–
Total	$70,740,615	$–

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
Years ended November 30,	2015	2014(a)	2015	2014(a)
Series 100 Index
Shares sold	11,702,848	36,645,496	$156,655,563	$454,477,901
Reinvestment of distributions	2,630,615	–	35,250,235	–
Shares redeemed	(26,569,388)	(134,267,685)	(359,046,239)	(1,585,941,743)
Net increase (decrease)	(12,235,925)	(97,622,189)	$(167,140,441)	$(1,131,463,842)
Class F
Shares sold	16,342,253	146,734,305	$218,162,260	$1,751,474,454
Reinvestment of distributions	2,648,536	–	35,490,380	–
Shares redeemed	(25,150,141)	(17,287,150)	(340,957,709)	(215,641,629)
Net increase (decrease)	(6,159,352)	129,447,155	$(87,305,069)	$1,535,832,825

 (a) Share transactions for Class F are for the period December 4, 2013 (commencement of sale of shares) to November 30, 2014.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity® Series 100 Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity® Series 100 Index Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments, as of November 30, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2015, by correspondence with the custodians and brokers. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity® Series 100 Index Fund as of November 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
January 19, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544, or for Class F, call 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2002

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).

Linda J. Wondrack (1964)

Year of Election or Appointment: 2014

Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (Japan) Limited (investment adviser firm), FMR Investment Management (U.K.) Limited (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), FIAM LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2015 to November 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During Period-B June 1, 2015 to November 30, 2015
Series 100 Index	.10%
Actual		$1,000.00	$1,012.40	$.50
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class F	.05%
Actual		$1,000.00	$1,012.40	$.25
Hypothetical-C		$1,000.00	$1,024.82	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

Fidelity Series 100 Index Fund designates 100% and Class F designates 98% of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Fidelity Series 100 Index Fund designates and Class F designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series 100 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Series 100 Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract, such expenses are paid by FMR pursuant to expense limitation arrangements in effect for the fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee." The Board considered that "fund-level" non-management expenses and class-level expenses paid by FMR may exceed the fund's management fee and result in a negative net management fee.

Fidelity Series 100 Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective October 1, 2013) that lowered the fund's management fee from 0.20% to 0.05%. The Board considered that the chart reflects the fund's lower management fee for 2013, as if the lower fee were in effect for the entire year.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total expenses, with certain exceptions, to 0.10%. This contractual arrangement may not be increased without the approval of the Board and the shareholders of the applicable class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders;(viii) Fidelity's group fee structures, including the group fee schedule of breakpoints;(ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

HUN-ANN-0116
1.842443.108

Fidelity® Nasdaq Composite Index® Tracking Stock Annual Report November 30, 2015

Contents

Performance
Management's Discussion of Fund Performance
Premium/Discount Analysis
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMXGroup, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

The fund's net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing mutual fund shares as of the close of regular trading hours on The Nasdaq Stock Market, normally 4:00 p.m. Eastern time (or NYSE if NASDAQ is closed). The fund's market price performance is based on the daily closing price of the shares of the fund on The Nasdaq Stock Market.

Cumulative total returns reflect performance over the period shown generally by adding one year's return — positive or negative — to the next year's return. NAV and closing market price average annual returns reflect the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any), at NAV and Market Price, respectively, and assumes a constant rate of performance each year. The hypothetical investment and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Cumulative Total Returns

Periods ended November 30, 2015	Past 1 year	Past 5 year	Past 10 year
Fidelity® Nasdaq Composite Index® Tracking Stock - NAV	7.79%	115.20%	149.06%
Fidelity® Nasdaq Composite Index® Tracking Stock - Market Price	7.60%	115.26%	149.25%
Nasdaq Composite Index®	7.86%	117.01%	153.08%

Average Annual Total Returns

For the periods ended November 30, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity® Nasdaq Composite Index® Tracking Stock - NAV	7.79%	16.57%	9.55%
Fidelity® Nasdaq Composite Index® Tracking Stock - Market Price	7.60%	16.57%	9.56%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Nasdaq Composite Index® Tracking Stock - NAV on November 30, 2005.

The chart shows how the value of your investment would have changed, and also shows how the Nasdaq Composite Index® performed over the same period.

Period Ending Values
$24,906	Fidelity® Nasdaq Composite Index® Tracking Stock - NAV
$25,308	Nasdaq Composite Index®

Management's Discussion of Fund Performance

Market Recap:  U.S. stocks gained modestly for the 12 months ending November 30, 2015, despite a steep decline in August and September on concern about slowing economic growth in China. The S&P 500® index rebounded in October and gained 2.75% for the year. Stocks benefited late in the period amid waning expectations for a near-term interest-rate hike by the U.S. Federal Reserve, more economic stimulus in Europe and an interest-rate cut in China. Growth stocks in the benchmark far outpaced their value counterparts, as investors continued to seek growth in a subpar economic environment. Sector performance varied widely, with more than 26 percentage points separating the leader from the laggard. Consumer discretionary (+14%) secured the top spot, benefiting from a combination of rising personal income and still-benign inflation. Information technology (+7%) and health care (+4%) also outpaced the broad market. Conversely, the energy sector (-12%) performed worst, stymied by depressed commodity prices that also hit materials (-5%). Telecommunication services (-5%) and utilities (-4%), considered defensive sectors less sensitive to the economy, also lost ground. At period end, investors remained focused on the potential global implications of a stronger U.S. dollar and how China’s transition toward a consumption-led economy may affect corporate earnings.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the exchange-traded fund’s (ETF) net asset value performed roughly in line with the 7.86% gain of the benchmark Nasdaq Composite Index®. The ETF’s market price rose 7.60% over the same time frame. Technology stocks, which made up about 46% of the index weighting, contributed strongly in absolute terms for the period. Among the many stocks in this category to add value were software company Microsoft; social-networking leader Facebook; and Internet search company Google, which in October became part of a new holding company called Alphabet. The biggest individual contributor by far was online retailer Amazon.com. Its shares nearly doubled, driven by better-than-expected financial results. Video-on-demand provider Netflix also fared well. Conversely, the biggest individual detractor in absolute terms was QUALCOMM, whose shares plummeted in November after the company reported disappointing fiscal fourth-quarter earnings. Other struggling technology stocks in the index included semiconductor maker Micron Technology, Internet media company Yahoo and computer data storage manufacturer Western Digital. Other notable detractors were single-serve coffee company Keurig Green Mountain and casino gaming operator Wynn Resorts.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Premium/Discount Analysis (Unaudited)

Shares of Fidelity® Nasdaq Composite Index® Tracking Stock (the fund) are listed on The Nasdaq Stock Market® and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on The Nasdaq Stock Market.  Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.  The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Periods Ended November 30, 2015

From December 1, 2010 to November 30, 2015	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	431	34.24%	601	47.74%
25 - <50	73	5.80%	79	6.27%
50 - <75	28	2.22%	12	0.95%
75 - <100	14	1.11%	5	0.40%
100 or above	10	0.79%	6	0.48%
Total	556	44.16%	703	55.84%

Investment Summary (Unaudited)

Top Ten Stocks as of November 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	8.7	9.8
Microsoft Corp.	5.6	5.0
Amazon.com, Inc.	4.0	2.6
Alphabet, Inc. Class C	3.3	2.3
Facebook, Inc. Class A	3.0	2.3
Alphabet, Inc. Class A	2.9	2.1
Intel Corp.	2.1	2.1
Gilead Sciences, Inc.	2.0	2.2
Cisco Systems, Inc.	1.8	1.9
Comcast Corp. Class A	1.7	1.6
	35.1

Market Sectors as of November 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	46.9	46.4
Consumer Discretionary	18.1	17.8
Health Care	16.3	17.2
Financials	6.9	6.4
Consumer Staples	5.6	5.0
Industrials	4.0	4.3
Telecommunication Services	1.1	0.8
Energy	0.5	0.8
Materials	0.4	0.7
Utilities	0.1	0.2

Asset Allocation (% of fund's net assets)

To match the Nasdaq Composite Index, Fidelity® Nasdaq Composite Index® Tracking Stock seeks I00% investment exposure to stocks at all times.

Investments November 30, 2015

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 18.1%
Auto Components - 0.3%
China Automotive Systems, Inc. (a)	4,542	$26,889
China XD Plastics Co. Ltd. (a)	5,843	24,716
Dorman Products, Inc. (a)(b)	3,049	145,498
Federal-Mogul Corp. Class A (a)	14,974	122,487
Fox Factory Holding Corp. (a)	3,017	53,612
Fuel Systems Solutions, Inc. (a)	1,724	9,482
Gentex Corp.	24,356	407,598
Gentherm, Inc. (a)	3,018	153,435
Motorcar Parts of America, Inc. (a)	1,471	58,928
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	2,023	1,821
Shiloh Industries, Inc. (a)	1,749	12,016
SORL Auto Parts, Inc. (a)	1,552	3,647
Spartan Motors, Inc.	3,543	12,861
Strattec Security Corp.	313	19,519
Sypris Solutions, Inc.	2,151	3,334
The Goodyear Tire & Rubber Co.	22,807	795,508
		1,851,351
Automobiles - 0.4%
Kandi Technolgies, Inc. (a)(b)	3,577	36,199
Tesla Motors, Inc. (a)(b)	11,081	2,551,511
		2,587,710
Distributors - 0.2%
Core-Mark Holding Co., Inc.	2,056	175,356
Fenix Parts, Inc.	2,343	14,878
LKQ Corp. (a)	24,543	723,773
Pool Corp.	3,609	296,082
VOXX International Corp. (a)	2,051	11,773
Weyco Group, Inc.	1,320	36,181
		1,258,043
Diversified Consumer Services - 0.1%
2U, Inc. (a)	3,715	89,606
American Public Education, Inc. (a)	1,722	40,071
Ascent Capital Group, Inc. (a)(b)	1,094	21,869
Cambium Learning Group, Inc. (a)	5,148	26,718
Capella Education Co.	1,190	57,120
Career Education Corp. (a)	7,301	30,810
Collectors Universe, Inc.	1,106	17,652
Grand Canyon Education, Inc. (a)	5,168	204,756
Houghton Mifflin Harcourt Co. (a)	11,790	232,970
Liberty Tax, Inc.	1,463	32,391
Lincoln Educational Services Corp.	2,320	4,942
National American University Holdings, Inc.	1,626	4,049
Steiner Leisure Ltd. (a)	1,032	64,892
Strayer Education, Inc. (a)	999	59,131
Tarena International, Inc. ADR (a)	1,908	19,786
		906,763
Hotels, Restaurants & Leisure - 2.6%
Amaya, Inc. (a)	11,362	179,519
BJ's Restaurants, Inc. (a)	2,091	95,768
Bloomin' Brands, Inc.	10,434	180,613
Bob Evans Farms, Inc.	1,898	75,635
Bojangles', Inc. (a)(b)	2,844	50,282
Bravo Brio Restaurant Group, Inc. (a)	1,094	11,673
Buffalo Wild Wings, Inc. (a)	1,593	255,262
Caesars Acquisition Co. (a)	12,464	98,466
Caesars Entertainment Corp. (a)(b)	12,955	109,729
Carrols Restaurant Group, Inc. (a)	2,647	31,870
Century Casinos, Inc. (a)	2,311	15,484
China Lodging Group Ltd. ADR (a)	2,580	73,582
Churchill Downs, Inc.	1,529	224,687
Chuy's Holdings, Inc. (a)(b)	1,362	45,287
Cosi, Inc. (a)	2,357	1,138
Cracker Barrel Old Country Store, Inc. (b)	1,953	245,922
Dave & Buster's Entertainment, Inc. (a)	3,452	132,350
Del Frisco's Restaurant Group, Inc. (a)	1,761	26,397
Del Taco Restaurants, Inc. (a)	3,019	33,330
Denny's Corp. (a)	7,466	71,972
Diversified Restaurant Holdings, Inc. (a)	3,973	10,568
Dunkin' Brands Group, Inc.	8,005	339,572
El Pollo Loco Holdings, Inc. (a)(b)	2,980	36,594
Eldorado Resorts, Inc. (a)	4,390	42,539
Empire Resorts, Inc. (a)(b)	4,423	19,417
Fiesta Restaurant Group, Inc. (a)	2,350	90,311
Fogo de Chao, Inc. (b)	2,779	45,520
Golden Entertainment, Inc. (a)	1,398	14,679
Habit Restaurants, Inc. Class A (b)	1,328	31,992
Homeinns Hotel Group ADR (a)	2,906	89,650
Iao Kun Group Holding Co. Ltd.	4,950	7,178
Icahn Enterprises LP	10,819	797,252
Ignite Restaurant Group, Inc. (a)(b)	5,125	19,731
International Speedway Corp. Class A	2,357	83,886
Interval Leisure Group, Inc.	4,979	77,772
Isle of Capri Casinos, Inc. (a)	3,506	64,651
Jack in the Box, Inc.	3,202	237,396
Jamba, Inc. (a)(b)	1,156	16,149
Kona Grill, Inc. (a)	896	12,463
Lindblad Expeditions Holdings (a)	3,635	40,094
Marriott International, Inc. Class A	22,500	1,595,475
Melco Crown Entertainment Ltd. sponsored ADR (b)	15,042	244,433
Monarch Casino & Resort, Inc. (a)	1,782	39,952
Morgans Hotel Group Co. (a)	3,136	9,847
Nathan's Famous, Inc. (a)	489	21,394
Noodles & Co. (a)(b)	2,580	28,638
Norwegian Cruise Line Holdings Ltd. (a)	19,517	1,121,056
Panera Bread Co. Class A (a)	2,077	377,599
Papa John's International, Inc.	3,378	194,167
Papa Murphy's Holdings, Inc. (a)(b)	1,820	22,204
Peak Resorts, Inc. (b)	1,934	14,118
Penn National Gaming, Inc. (a)	7,101	113,261
Pinnacle Entertainment, Inc. (a)	4,820	158,048
Popeyes Louisiana Kitchen, Inc. (a)	1,914	110,744
Potbelly Corp. (a)	2,320	28,930
Premier Exhibitions, Inc. (a)	336	353
RCI Hospitality Holdings, Inc. (a)	1,194	11,928
Red Robin Gourmet Burgers, Inc. (a)	1,226	82,730
Ruth's Hospitality Group, Inc.	3,180	54,855
Scientific Games Corp. Class A (a)(b)	7,628	70,330
Sonic Corp.	4,396	127,748
Starbucks Corp.	126,293	7,753,127
Texas Roadhouse, Inc. Class A	5,819	203,665
The Cheesecake Factory, Inc.	3,940	185,692
The ONE Group Hospitality, Inc. (a)	2,301	7,248
Town Sports International Holdings, Inc. (a)	2,542	4,321
Tuniu Corp. Class A sponsored ADR (a)	2,320	36,053
Wendy's Co.	24,667	259,250
Wingstop, Inc. (b)	2,310	49,781
Wynn Resorts Ltd. (b)	8,724	547,605
		17,510,932
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	980	30,733
Cavco Industries, Inc. (a)	772	71,564
Dixie Group, Inc. (a)	1,123	6,334
Flexsteel Industries, Inc.	702	33,682
Garmin Ltd. (b)	16,412	621,194
GoPro, Inc. Class A (a)(b)	8,941	182,396
Green Brick Partners, Inc. (a)	4,523	34,149
Helen of Troy Ltd. (a)	2,383	246,426
Hooker Furniture Corp.	1,076	29,482
iRobot Corp. (a)	3,254	107,675
LGI Homes, Inc. (a)(b)	1,789	59,502
Lifetime Brands, Inc.	1,188	16,525
Nova LifeStyle, Inc. (a)(b)	2,028	4,056
Skullcandy, Inc. (a)	1,852	7,538
SodaStream International Ltd. (a)(b)	1,784	25,886
Universal Electronics, Inc. (a)	1,463	77,524
Zagg, Inc. (a)	3,141	32,415
		1,587,081
Internet & Catalog Retail - 6.8%
1-800-FLOWERS.com, Inc. Class A (a)	3,711	28,686
Amazon.com, Inc. (a)	39,887	26,516,878
Blue Nile, Inc. (a)(b)	898	32,741
CafePress, Inc. (a)	5,351	22,742
Cnova NV (a)(b)	39,216	108,628
Ctrip.com International Ltd. sponsored ADR (a)(b)	12,920	1,382,569
eLong, Inc. sponsored ADR (a)	905	15,385
Etsy, Inc. (b)	9,789	91,136
EVINE Live, Inc. (a)	7,416	13,794
Expedia, Inc.	9,912	1,220,266
FTD Companies, Inc. (a)(b)	2,433	64,523
Gaiam, Inc. Class A (a)	3,315	22,376
Groupon, Inc. Class A (a)(b)	33,147	95,795
HSN, Inc.	4,547	226,895
JD.com, Inc. sponsored ADR (a)(b)	69,354	2,127,781
Lands' End, Inc. (a)(b)	2,773	66,663
Liberty Interactive Corp.:
(Venture Group) Series A (a)	12,676	545,195
QVC Group Series A (a)	39,784	1,053,480
Liberty TripAdvisor Holdings, Inc. (a)	6,300	188,622
MakeMyTrip Ltd. (a)(b)	4,003	72,214
Netflix, Inc. (a)	36,371	4,485,635
NutriSystem, Inc.	2,569	58,933
Overstock.com, Inc. (a)	2,123	27,939
PetMed Express, Inc. (b)	1,817	30,526
Priceline Group, Inc. (a)	4,324	5,400,027
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	5,444	245,143
Shutterfly, Inc. (a)	2,764	126,868
TripAdvisor, Inc. (a)	11,154	918,755
U.S. Auto Parts Network, Inc. (a)	2,674	6,632
		45,196,827
Leisure Products - 0.3%
Arctic Cat, Inc.	1,323	29,450
Black Diamond, Inc. (a)	4,196	20,435
Escalade, Inc.	1,821	21,852
Hasbro, Inc.	10,581	773,365
JAKKS Pacific, Inc. (a)(b)	1,961	16,139
Johnson Outdoors, Inc. Class A	816	19,584
Malibu Boats, Inc. Class A (a)	1,122	17,413
Mattel, Inc.	28,560	710,002
MCBC Holdings, Inc. (a)	1,867	26,791
Smith & Wesson Holding Corp. (a)	4,799	88,014
Summer Infant, Inc. (a)	2,056	4,050
		1,727,095
Media - 5.1%
AirMedia Group, Inc. ADR (a)(b)	4,590	25,016
AMC Networks, Inc. Class A (a)	5,134	417,446
Carmike Cinemas, Inc. (a)	2,179	47,611
Central European Media Enterprises Ltd. Class A (a)(b)	13,242	29,265
Charter Communications, Inc. Class A (a)(b)	9,520	1,783,667
Cinedigm Corp. (a)(b)	7,797	2,977
Comcast Corp.:
Class A	179,797	10,942,445
Class A (special) (non-vtg.)	31,460	1,920,318
Crown Media Holdings, Inc. Class A (a)	31,509	178,656
CTC Media, Inc.	13,233	23,952
Cumulus Media, Inc. Class A (a)	20,528	8,148
Daily Journal Corp. (a)	139	27,990
Dex Media, Inc. (a)(b)	1,161	139
Discovery Communications, Inc.:
Class A (a)(b)	12,874	400,896
Class B (a)	438	13,617
Class C (non-vtg.) (a)	23,130	684,185
DISH Network Corp. Class A (a)	19,050	1,194,626
DreamWorks Animation SKG, Inc. Class A (a)	6,479	159,643
Emmis Communications Corp. Class A (a)	5,745	3,562
Global Eagle Entertainment, Inc. (a)	6,778	73,406
Hemisphere Media Group, Inc. (a)(b)	1,395	19,851
Liberty Broadband Corp.:
Class A (a)	2,220	117,682
Class C (a)	6,355	335,608
Liberty Global PLC:
Class A (a)	21,601	916,098
Class B (a)	793	35,653
Class C (a)	52,175	2,139,175
LiLAC Class A (a)	1,015	38,113
LiLAC Class C (a)	2,657	104,208
Liberty Media Corp.:
Class A (a)	9,538	386,384
Class C (a)	19,211	751,150
Loral Space & Communications Ltd. (a)	2,759	122,058
MDC Partners, Inc. Class A (sub. vtg.)	4,160	89,648
National CineMedia, Inc.	5,363	85,111
News Corp.:
Class A	32,985	473,335
Class B	16,527	238,980
Nexstar Broadcasting Group, Inc. Class A	2,612	153,037
Radio One, Inc. Class D (non-vtg.) (a)	4,901	8,528
ReachLocal, Inc. (a)(b)	2,256	2,301
Reading International, Inc. Class A (a)	2,123	30,635
Rentrak Corp. (a)(b)	1,377	66,633
RRSat Global Communications Network Ltd.	1,986	18,430
Salem Communications Corp. Class A	3,166	17,920
Scholastic Corp.	2,906	124,144
SFX Entertainment, Inc. (a)(b)	6,636	1,859
Sinclair Broadcast Group, Inc. Class A	5,809	203,896
Sirius XM Holdings, Inc. (a)	451,201	1,854,436
Sizmek, Inc. (a)	5,535	25,627
Starz Series A (a)(b)	8,719	307,606
Twenty-First Century Fox, Inc.:
Class A	103,834	3,064,141
Class B	67,984	2,036,121
Viacom, Inc.:
Class A	4,400	227,920
Class B (non-vtg.)	29,545	1,471,046
Videocon d2h Ltd. sponsored ADR (a)	4,722	40,940
VisionChina Media, Inc. ADR (a)	336	3,380
WPP PLC ADR	1,409	162,711
		33,611,930
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	19,980	1,507,691
Fred's, Inc. Class A	3,412	56,230
Ollie's Bargain Outlet Holdings, Inc. (a)	5,217	92,132
Sears Canada, Inc. (a)(b)	10,219	85,704
Sears Holdings Corp. (a)(b)	9,223	204,105
The Bon-Ton Stores, Inc. (b)	1,123	3,010
Tuesday Morning Corp. (a)(b)	3,603	24,068
		1,972,940
Specialty Retail - 1.5%
America's Car Mart, Inc. (a)	839	22,217
Ascena Retail Group, Inc. (a)	16,622	188,327
bebe stores, Inc.	7,699	3,543
Bed Bath & Beyond, Inc. (a)	14,237	776,201
Big 5 Sporting Goods Corp.	2,283	22,054
Books-A-Million, Inc. (a)	1,689	5,472
Citi Trends, Inc.	1,353	26,830
Conn's, Inc. (a)(b)	3,251	86,704
DavidsTea, Inc.	2,394	28,153
Destination Maternity Corp.	1,034	5,739
Destination XL Group, Inc. (a)	4,959	24,795
Finish Line, Inc. Class A	4,126	68,450
Five Below, Inc. (a)	4,629	129,658
Francesca's Holdings Corp. (a)	3,768	56,256
Hibbett Sports, Inc. (a)	2,187	71,755
Kirkland's, Inc.	1,586	23,330
Mattress Firm Holding Corp. (a)(b)	2,954	145,809
Michaels Companies, Inc. (a)	17,831	396,027
Monro Muffler Brake, Inc.	2,796	207,016
O'Reilly Automotive, Inc. (a)	8,393	2,214,661
Office Depot, Inc. (a)	46,084	303,694
Outerwall, Inc. (b)	1,529	94,645
Pacific Sunwear of California, Inc. (a)	6,138	2,149
Perfumania Holdings, Inc. (a)	495	1,708
Rent-A-Center, Inc.	4,538	77,872
Ross Stores, Inc.	34,958	1,818,166
Sears Hometown & Outlet Stores, Inc. (a)	1,991	15,848
Select Comfort Corp. (a)	4,699	110,990
Shoe Carnival, Inc.	2,753	53,628
Sportsman's Warehouse Holdings, Inc. (a)	3,769	43,155
Staples, Inc.	54,622	659,288
Stein Mart, Inc.	3,894	30,101
The Children's Place Retail Stores, Inc.	1,743	84,222
Tile Shop Holdings, Inc. (a)	4,459	75,535
Tractor Supply Co.	11,524	1,029,669
Trans World Entertainment Corp. (a)	5,483	20,177
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5,465	912,655
Urban Outfitters, Inc. (a)	10,237	229,309
West Marine, Inc. (a)	4,252	39,076
Winmark Corp.	399	38,105
Zumiez, Inc. (a)	2,580	38,932
		10,181,921
Textiles, Apparel & Luxury Goods - 0.2%
Cherokee, Inc. (a)	891	17,027
Columbia Sportswear Co.	6,018	281,823
Crocs, Inc. (a)(b)	6,180	68,753
Fossil Group, Inc. (a)	4,064	156,342
G-III Apparel Group Ltd. (a)	3,878	177,884
Iconix Brand Group, Inc. (a)(b)	4,133	29,096
Joe's Jeans, Inc. (a)	5,589	1,146
Kingold Jewelry, Inc. (a)	4,357	2,614
lululemon athletica, Inc. (a)(b)	11,236	537,306
Perry Ellis International, Inc. (a)	1,618	33,557
Rocky Brands, Inc.	954	10,837
Sequential Brands Group, Inc. (a)(b)	3,309	29,616
Steven Madden Ltd. (a)	6,204	197,908
Vera Bradley, Inc. (a)	3,508	41,780
		1,585,689

TOTAL CONSUMER DISCRETIONARY		119,978,282

CONSUMER STAPLES - 5.6%
Beverages - 0.5%
Coca-Cola Bottling Co. Consolidated	597	115,621
Craft Brew Alliance, Inc. (a)	1,558	15,144
MGP Ingredients, Inc.	1,562	32,677
Monster Beverage Corp.	17,509	2,707,066
National Beverage Corp. (a)	4,036	175,364
Primo Water Corp. (a)	1,836	16,322
		3,062,194
Food & Staples Retailing - 2.5%
Andersons, Inc.	2,864	98,722
Casey's General Stores, Inc.	3,234	376,017
Chefs' Warehouse Holdings (a)(b)	2,291	44,858
Costco Wholesale Corp.	37,472	6,048,730
Fairway Group Holdings Corp. (a)(b)	2,188	1,822
Fresh Market, Inc. (a)(b)	4,132	99,085
Ingles Markets, Inc. Class A	1,337	72,826
PriceSmart, Inc.	2,673	249,124
SpartanNash Co.	3,333	72,059
Sprouts Farmers Market LLC (a)(b)	13,238	319,433
United Natural Foods, Inc. (a)	4,165	182,885
Village Super Market, Inc. Class A	1,134	29,371
Walgreens Boots Alliance, Inc.	93,134	7,826,050
Whole Foods Market, Inc.	30,579	891,378
		16,312,360
Food Products - 2.6%
Alico, Inc.	894	38,156
Blue Buffalo Pet Products, Inc. (a)(b)	16,606	298,410
Boulder Brands, Inc. (a)(b)	5,611	61,328
Bridgford Foods Corp. (a)	1,922	19,643
Cal-Maine Foods, Inc. (b)	3,718	202,668
Calavo Growers, Inc.	1,623	91,829
Diamond Foods, Inc. (a)	2,553	103,345
Farmer Brothers Co. (a)	1,650	48,230
Freshpet, Inc. (b)	2,747	23,652
Inventure Foods, Inc. (a)	1,660	12,550
J&J Snack Foods Corp.	1,541	179,804
John B. Sanfilippo & Son, Inc.	794	45,695
Keurig Green Mountain, Inc.	13,154	689,270
Lancaster Colony Corp.	2,257	262,399
Landec Corp. (a)	2,349	30,091
Lifeway Foods, Inc. (a)	1,722	18,942
Limoneira Co. (b)	2,053	34,963
Mondelez International, Inc.	137,241	5,991,942
Origin Agritech Ltd. (a)(b)	2,188	3,151
Pilgrim's Pride Corp. (b)	22,335	480,873
Pingtan Marine Enterprise Ltd.	10,102	13,133
Rocky Mountain Chocolate Factory, Inc.	1,066	11,683
Sanderson Farms, Inc. (b)	1,856	138,847
Seneca Foods Corp. Class A (a)	1,057	29,110
SkyPeople Fruit Juice, Inc. (a)	1,984	1,014
Snyders-Lance, Inc. (b)	6,053	224,385
SunOpta, Inc. (a)	8,208	58,523
The Hain Celestial Group, Inc. (a)	8,524	363,975
The Kraft Heinz Co.	103,223	7,606,503
		17,084,114
Household Products - 0.0%
Central Garden & Pet Co. (a)	1,541	22,761
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,912	45,980
WD-40 Co.	1,169	115,462
		184,203
Personal Products - 0.0%
Inter Parfums, Inc.	3,304	88,085
LifeVantage Corp. (a)(b)	1,255	10,617
Mannatech, Inc. (a)	241	5,259
Natural Health Trends Corp. (b)	1,068	51,681
Neptune Technologies & Bioressources, Inc. (a)(b)	12,187	13,962
Nutraceutical International Corp. (a)	1,637	40,892
The Female Health Co. (a)	1,961	3,020
		213,516

TOTAL CONSUMER STAPLES		36,856,387

ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Archrock Partners LP	5,348	85,942
Dawson Geophysical Co. (a)	2,466	10,924
Forbes Energy Services Ltd. (a)(b)	3,405	1,260
Geospace Technologies Corp. (a)	1,064	13,545
Glori Energy, Inc. (a)(b)	1,954	1,544
Matrix Service Co. (a)	2,283	52,486
Mitcham Industries, Inc. (a)(b)	732	2,789
Ocean Rig UDW, Inc. (United States)	16,911	33,315
Patterson-UTI Energy, Inc.	12,743	206,691
PHI, Inc. (non-vtg.) (a)	2,361	50,455
Profire Energy, Inc. (a)	6,455	8,714
RigNet, Inc. (a)	1,396	30,838
Steel Excel, Inc. (a)	1,120	16,374
Synthesis Energy Systems, Inc. (a)(b)	15,613	13,896
Tesco Corp.	7,958	66,927
		595,700
Oil, Gas & Consumable Fuels - 0.4%
Aemetis, Inc. (a)(b)	3,344	9,965
Alliance Holdings GP, LP	5,220	124,497
Alliance Resource Partners LP	6,344	108,800
Approach Resources, Inc. (a)(b)	3,598	8,024
Blueknight Energy Partners LP	3,575	22,165
BreitBurn Energy Partners LP	21,115	42,230
Calumet Specialty Products Partners LP	7,360	187,238
Capital Product Partners LP	8,252	51,988
Carrizo Oil & Gas, Inc. (a)	4,896	197,700
Ceres, Inc. (a)	232	226
Clean Energy Fuels Corp. (a)(b)	7,295	34,359
Diamondback Energy, Inc.	5,508	429,734
Dorchester Minerals LP	2,842	37,713
Energy XXI (Bermuda) Ltd. (b)	7,937	12,461
EV Energy Partners LP	3,899	13,608
FX Energy, Inc. (a)(b)	3,828	4,364
Gevo, Inc. (a)	137	200
Golar LNG Ltd. (b)	7,968	217,925
Golar LNG Partners LP	4,133	59,267
Green Plains Partners LP	1,827	24,135
Green Plains, Inc.	3,597	85,213
Gulfport Energy Corp. (a)	9,709	246,803
Hallador Energy Co.	2,349	15,832
Hongli Clean Energy Technologies Corp. (a)	1,650	787
Isramco, Inc. (a)(b)	333	30,636
Legacy Reserves LP	5,487	17,119
LINN Energy LLC/LINN Energy Finance Corp.	30,591	61,488
Martin Midstream Partners LP	3,786	95,407
Memorial Resource Development Corp. (a)	18,048	294,002
Mid-Con Energy Partners LP	1,960	4,567
Pacific Ethanol, Inc. (a)	4,458	22,245
PDC Energy, Inc. (a)	3,413	192,800
PennTex Midstream Partners LP	1,673	23,890
PrimeEnergy Corp. (a)	216	11,059
Renewable Energy Group, Inc. (a)	3,440	30,994
Rex Energy Corp. (a)(b)	5,247	7,188
Solazyme, Inc. (a)(b)	7,724	25,489
TransGlobe Energy Corp. (a)	5,716	11,257
U.S. Energy Corp. (a)	2,356	566
Uranium Resources, Inc. (a)	1,919	1,094
Vanguard Natural Resources LLC	11,801	67,384
Vertex Energy, Inc. (a)(b)	3,112	6,006
Viper Energy Partners LP	6,940	105,835
Warren Resources, Inc. (a)	5,649	1,401
Westmoreland Coal Co. (a)(b)	1,396	8,376
		2,954,037

TOTAL ENERGY		3,549,737

FINANCIALS - 6.9%
Banks - 3.1%
1st Source Corp.	2,661	89,968
Access National Corp.	1,226	26,788
American National Bankshares, Inc.	656	17,056
American River Bankshares (a)	1,090	11,249
Ameris Bancorp	2,762	94,433
Arrow Financial Corp.	1,677	47,744
Avenue Financial Holdings, Inc.	1,435	20,047
BancFirst Corp.	1,732	111,662
Bancorp, Inc., Delaware (a)	4,712	36,188
Bank of Marin Bancorp	440	24,169
Bank of the Ozarks, Inc.	7,280	395,158
Bankwell Financial Group, Inc.	1,091	21,493
Banner Corp.	2,992	157,080
Baylake Corp.	1,061	15,321
BBCN Bancorp, Inc.	6,400	121,024
BCB Bancorp, Inc.	1,458	16,300
Blue Hills Bancorp, Inc.	2,657	43,203
BNC Bancorp	3,645	92,948
BOK Financial Corp. (b)	5,850	402,773
Boston Private Financial Holdings, Inc.	7,468	90,363
Bridge Bancorp, Inc.	1,907	60,795
Bryn Mawr Bank Corp.	1,840	54,740
California First National Bancorp	1,023	13,637
Camden National Corp.	938	42,154
Capital Bank Financial Corp. Series A	2,330	78,568
Capital City Bank Group, Inc.	1,920	30,240
Cardinal Financial Corp.	2,778	68,339
Cathay General Bancorp	6,808	233,651
Centerstate Banks of Florida, Inc.	3,509	55,933
Central Valley Community Bancorp	1,923	21,595
Century Bancorp, Inc. Class A (non-vtg.)	344	15,449
Chemical Financial Corp.	3,439	126,727
Citizens & Northern Corp.	1,610	33,053
City Holding Co.	1,497	74,730
CNB Financial Corp., Pennsylvania	1,491	27,867
CoBiz, Inc.	4,173	57,254
Colony Bankcorp, Inc. (a)	924	8,907
Columbia Banking Systems, Inc.	5,008	177,984
Commerce Bancshares, Inc.	8,070	370,574
Community Trust Bancorp, Inc.	1,768	64,886
ConnectOne Bancorp, Inc.	3,006	58,647
CU Bancorp (a)	1,816	48,887
CVB Financial Corp.	9,235	170,848
Eagle Bancorp, Inc. (a)	2,838	155,040
East West Bancorp, Inc.	12,088	524,377
Eastern Virginia Bankshares, Inc.	696	4,761
Enterprise Bancorp, Inc.	1,184	28,996
Enterprise Financial Services Corp.	1,848	54,146
Farmers Capital Bank Corp. (a)	757	20,447
Farmers National Banc Corp.	2,451	20,613
Fidelity Southern Corp.	1,819	41,146
Fifth Third Bancorp	69,547	1,437,536
Financial Institutions, Inc.	1,405	38,314
First Bancorp, North Carolina	2,351	45,821
First Busey Corp.	2,910	63,991
First Business Finance Services, Inc.	886	22,965
First Citizen Bancshares, Inc.	935	247,700
First Community Bancshares, Inc.	2,248	45,859
First Connecticut Bancorp, Inc.	1,423	25,970
First Financial Bancorp, Ohio	5,886	118,603
First Financial Bankshares, Inc. (b)	5,626	202,030
First Financial Corp., Indiana	1,188	43,433
First Foundation, Inc. (a)	1,357	31,116
First Internet Bancorp	500	16,125
First Interstate Bancsystem, Inc.	2,084	63,374
First Merchants Corp.	3,161	85,979
First Midwest Bancorp, Inc., Delaware	8,973	175,332
First NBC Bank Holding Co. (a)	1,665	70,496
First Niagara Financial Group, Inc.	29,139	314,118
First Northwest Bancorp	1,037	14,539
First of Long Island Corp.	1,199	37,625
First South Bancorp, Inc., Virginia	990	8,613
FirstMerit Corp.	14,104	285,324
Flushing Financial Corp.	2,838	64,621
Fulton Financial Corp.	14,187	205,286
German American Bancorp, Inc.	1,354	46,686
Glacier Bancorp, Inc.	6,619	194,466
Great Southern Bancorp, Inc.	1,134	57,675
Green Bancorp, Inc. (a)	4,588	62,213
Grupo Financiero Galicia SA sponsored ADR (a)(b)	3,903	98,160
Guaranty Bancorp	2,351	41,190
Hampton Roads Bankshares, Inc. (a)	17,474	32,676
Hancock Holding Co.	6,591	191,930
Hanmi Financial Corp.	2,915	76,082
Heartland Financial U.S.A., Inc.	1,962	74,772
Heritage Commerce Corp.	2,989	32,281
Heritage Financial Corp., Washington	2,953	57,820
Heritage Oaks Bancorp	3,376	28,122
Home Bancshares, Inc.	5,979	269,772
HomeTrust Bancshares, Inc. (a)	1,725	34,483
Horizon Bancorp Industries	1,096	30,173
Huntington Bancshares, Inc.	68,834	804,669
IBERIABANK Corp.	3,558	225,470
Independent Bank Corp., Massachusetts	2,415	124,952
Independent Bank Group, Inc.	1,668	66,670
International Bancshares Corp.	7,700	234,927
Investar Holding Corp.	697	12,337
Investors Bancorp, Inc.	30,015	384,792
Lakeland Bancorp, Inc.	4,594	55,541
Lakeland Financial Corp.	1,443	69,466
LCNB Corp.	1,027	16,997
LegacyTexas Financial Group, Inc.	4,224	128,874
Live Oak Bancshares, Inc.	2,586	40,859
Macatawa Bank Corp.	2,647	15,591
MainSource Financial Group, Inc.	1,891	43,531
MB Financial, Inc.	6,326	226,091
Mercantile Bank Corp.	2,064	53,396
Merchants Bancshares, Inc.	991	32,396
Metro Bancorp, Inc.	1,229	41,761
Middleburg Financial Corp.	199	3,656
MidWestOne Financial Group, Inc.	1,196	37,973
MutualFirst Financial, Inc.	760	18,088
National Bankshares, Inc.	734	26,365
National Commerce Corp.	1,280	33,587
National Penn Bancshares, Inc.	11,675	145,821
NBT Bancorp, Inc.	3,704	111,602
NewBridge Bancorp	3,004	38,571
Northrim Bancorp, Inc.	836	24,603
Old Line Bancshares, Inc.	1,571	27,634
Old National Bancorp, Indiana	9,584	141,364
Old Second Bancorp, Inc. (a)	4,238	32,845
Opus Bank (b)	2,668	105,066
Orrstown Financial Services, Inc.	1,149	20,418
Pacific Continental Corp.	2,983	47,460
Pacific Mercantile Bancorp (a)	3,574	24,089
Pacific Premier Bancorp, Inc. (a)	1,941	45,478
PacWest Bancorp	10,135	476,548
Park Sterling Corp.	5,551	42,021
Peapack-Gladstone Financial Corp.	1,399	31,869
Penns Woods Bancorp, Inc.	419	18,692
People's Utah Bancorp	1,810	30,788
Peoples Financial Services Corp. (b)	727	29,015
Peoples United Financial, Inc.	25,998	435,467
Pinnacle Financial Partners, Inc.	3,619	196,620
Popular, Inc.	8,745	259,814
Premier Financial Bancorp, Inc.	1,331	20,324
PrivateBancorp, Inc.	6,680	294,655
QCR Holdings, Inc.	1,226	29,669
Renasant Corp.	3,214	117,407
Republic Bancorp, Inc., Kentucky Class A	1,892	50,743
Republic First Bancorp, Inc. (a)	5,748	26,498
Royal Bancshares of Pennsylvania, Inc. Class A (a)	3,307	7,143
S&T Bancorp, Inc.	3,109	105,457
Sandy Spring Bancorp, Inc.	2,218	65,165
Seacoast Banking Corp., Florida (a)	3,465	55,613
ServisFirst Bancshares, Inc.	2,075	102,132
Shore Bancshares, Inc.	2,045	21,697
Sierra Bancorp	2,087	37,232
Signature Bank(a)	4,269	675,142
Simmons First National Corp. Class A	2,378	137,115
South State Corp.	2,087	164,059
Southern National Bancorp of Virginia, Inc.	1,883	23,255
Southside Bancshares, Inc.	2,532	71,504
Southwest Bancorp, Inc., Oklahoma	2,123	39,276
State Bank Financial Corp.	3,165	73,776
Stock Yards Bancorp, Inc.	1,754	70,634
Stonegate Bank	1,459	49,343
Suffolk Bancorp	1,228	36,398
Summit Financial Group, Inc.	940	11,026
Sun Bancorp, Inc. (a)	1,994	43,708
SVB Financial Group (a)	4,395	582,250
Talmer Bancorp, Inc. Class A	5,517	100,796
Texas Capital Bancshares, Inc. (a)	4,310	255,497
The First Bancorp, Inc.	1,359	30,156
TowneBank	4,163	93,459
Trico Bancshares	2,292	67,156
TriState Capital Holdings, Inc. (a)	2,570	34,001
Triumph Bancorp, Inc.	1,855	32,333
Trustmark Corp.	7,179	181,270
UMB Financial Corp.	4,352	229,350
Umpqua Holdings Corp.	19,627	351,716
Union Bankshares Corp.	4,037	108,393
United Bankshares, Inc., West Virginia	5,945	250,403
United Community Bank, Inc.	5,611	117,158
United Security Bancshares, Inc.	1,023	8,726
United Security Bancshares, California	2,514	13,199
Univest Corp. of Pennsylvania	2,588	54,037
Veritex Holdings, Inc. (a)	1,292	22,235
Washington Trust Bancorp, Inc.	1,750	71,505
WesBanco, Inc.	3,473	117,804
West Bancorp., Inc.	1,485	30,784
Westamerica Bancorp.	2,323	113,827
Westbury Bancorp, Inc. (a)(b)	716	12,838
Wilshire Bancorp, Inc.	6,732	83,073
Wintrust Financial Corp.	4,037	212,467
Zions Bancorporation	15,568	466,417
		20,526,824
Capital Markets - 1.0%
American Capital Senior Floating Ltd.	2,789	30,316
BGC Partners, Inc. Class A	18,108	164,511
Calamos Asset Management, Inc. Class A	2,057	19,562
Capital Southwest Corp.	1,293	20,235
Capitala Finance Corp.	1,495	20,930
Carlyle Group LP	6,837	123,271
CIFI Corp.	2,185	15,295
CM Finance, Inc.	2,064	23,344
Cowen Group, Inc. Class A (a)(b)	9,900	47,025
Diamond Hill Investment Group, Inc.	282	62,094
E*TRADE Financial Corp. (a)	25,102	763,854
FBR & Co.	909	19,234
Financial Engines, Inc. (b)	3,660	131,870
Harris & Harris Group, Inc. (a)	9,453	20,986
Hennessy Advisors, Inc.	657	19,224
Horizon Technology Finance Corp.	792	9,631
Interactive Brokers Group, Inc.	5,522	239,434
INTL FCStone, Inc. (a)	1,664	59,205
LPL Financial (b)	8,099	372,392
Newtek Business Services Corp.	1,349	18,940
Northern Trust Corp.	19,905	1,491,681
SEI Investments Co.	14,129	768,476
Silvercrest Asset Management Group Class A	1,634	21,030
T. Rowe Price Group, Inc.	21,731	1,654,816
Virtu Financial, Inc. Class A	2,930	65,193
Virtus Investment Partners, Inc.	773	105,314
WisdomTree Investments, Inc. (b)	12,203	265,415
		6,553,278
Consumer Finance - 0.2%
Asta Funding, Inc. (a)	1,128	9,453
Atlanticus Holdings Corp. (a)	2,345	7,457
Consumer Portfolio Services, Inc. (a)	2,211	10,347
Credit Acceptance Corp. (a)(b)	1,753	351,336
Encore Capital Group, Inc. (a)(b)	2,019	66,566
EZCORP, Inc. (non-vtg.) Class A (a)	4,064	23,531
First Cash Financial Services, Inc. (a)	2,416	93,958
Navient Corp.	32,023	381,394
Nicholas Financial, Inc. (a)	1,169	15,057
PRA Group, Inc. (a)(b)	4,111	169,825
QC Holdings, Inc.	1,816	2,452
SLM Corp. (a)	36,345	245,510
World Acceptance Corp. (a)(b)	707	30,500
		1,407,386
Diversified Financial Services - 0.8%
A-Mark Precious Metals, Inc.	1,395	21,623
AR Capital Acquisition Corp. (a)	3,814	36,996
CBOE Holdings, Inc.	6,712	484,674
CME Group, Inc.	28,758	2,808,219
MarketAxess Holdings, Inc.	3,174	338,920
Markit Ltd. (a)	17,985	530,558
Marlin Business Services Corp.	1,567	27,391
Morningstar, Inc.	3,788	305,881
NewStar Financial, Inc. (a)	4,494	43,277
PICO Holdings, Inc. (a)	1,991	21,563
Resource America, Inc. Class A	4,017	23,459
The NASDAQ OMX Group, Inc.	14,364	842,018
Tiptree Financial, Inc.	3,727	25,604
Value Line, Inc.	990	15,028
		5,525,211
Insurance - 0.7%
AMBAC Financial Group, Inc. (a)	3,773	63,688
American National Insurance Co.	2,226	238,983
Amerisafe, Inc.	1,524	82,052
AmTrust Financial Services, Inc.	7,070	441,946
Arch Capital Group Ltd. (a)	9,828	712,235
Argo Group International Holdings, Ltd.	2,256	143,324
Atlas Financial Holdings, Inc. (a)	1,142	23,948
Baldwin & Lyons, Inc. Class B	3,385	79,378
Cincinnati Financial Corp.	14,204	868,006
CNinsure, Inc. ADR (a)	3,081	27,883
Donegal Group, Inc. Class A	5,149	71,674
eHealth, Inc. (a)	1,794	23,232
EMC Insurance Group	2,083	54,408
Enstar Group Ltd. (a)	1,334	205,583
Erie Indemnity Co. Class A	4,159	400,636
Federated National Holding Co.	1,158	33,107
Global Indemnity PLC (a)	1,188	34,856
Greenlight Capital Re, Ltd. (a)	2,464	50,783
Hallmark Financial Services, Inc. (a)	1,751	22,325
Infinity Property & Casualty Corp.	1,057	90,374
Investors Title Co.	183	15,930
James River Group Holdings Ltd.	2,712	87,055
Kansas City Life Insurance Co.	914	45,627
Maiden Holdings Ltd.	6,159	94,910
National General Holdings Corp.	7,745	169,693
National Interstate Corp.	2,120	55,417
National Western Life Group, Inc.	316	83,187
Navigators Group, Inc. (a)	1,241	107,049
Safety Insurance Group, Inc.	1,361	76,230
Selective Insurance Group, Inc.	4,725	163,060
State Auto Financial Corp.	3,810	88,430
State National Companies, Inc.	4,107	41,522
United Fire Group, Inc.	2,414	96,632
United Insurance Holdings Corp.	1,641	31,081
		4,824,244
Real Estate Investment Trusts - 0.6%
American Capital Agency Corp.	29,320	526,294
American Capital Mortgage Investment Corp.	3,844	57,622
CareTrust (REIT), Inc.	4,562	50,912
CIM Commercial Trust Corp.	8,391	155,150
Communications Sales & Leasing, Inc.	12,994	252,733
CyrusOne, Inc.	5,633	203,689
Equinix, Inc.	4,937	1,463,821
Gaming & Leisure Properties	9,570	260,208
Gladstone Commercial Corp.	1,755	25,605
Gladstone Land Corp.	2,228	20,965
Lamar Advertising Co. Class A	6,935	405,073
New York Mortgage Trust, Inc. (b)	9,532	55,286
Potlatch Corp.	3,785	126,495
Retail Opportunity Investments Corp.	7,793	142,534
Sabra Health Care REIT, Inc.	5,513	114,009
SoTHERLY Hotels, Inc.	2,539	15,742
United Development Funding IV (b)	2,866	51,215
Wheeler REIT, Inc.	6,485	12,062
		3,939,415
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	1,599	46,003
AV Homes, Inc. (a)	2,137	29,747
China HGS Real Estate, Inc. (a)(b)	4,620	9,471
Colliers International Group, Inc.	3,055	138,287
Cresud S.A.C.I.F. y A. sponsored ADR	4,276	47,122
Elbit Imaging Ltd. (a)	143	153
FirstService Corp.	3,158	128,595
FRP Holdings, Inc. (a)	958	29,688
Griffin Industrial Realty, Inc.	249	6,718
Landmark Infrastructure Partners LP	1,787	26,090
		461,874
Thrifts & Mortgage Finance - 0.4%
America First Tax Exempt Investors LP	7,396	40,160
Anchor BanCorp Wisconsin, Inc. (a)	917	38,505
ASB Bancorp, Inc. (a)	730	18,958
Bank Mutual Corp.	4,460	34,431
BankFinancial Corp.	2,613	33,577
Bear State Financial, Inc. (b)	2,912	31,013
Beneficial Bancorp, Inc. (a)	6,839	95,472
BofI Holding, Inc. (a)(b)	5,280	105,758
Brookline Bancorp, Inc., Delaware	6,247	73,340
BSB Bancorp, Inc. (a)	1,186	26,922
Cape Bancorp, Inc.	1,199	15,743
Capitol Federal Financial, Inc.	10,623	137,780
Charter Financial Corp.	2,319	30,935
Chicopee Bancorp, Inc.	780	13,416
Clifton Bancorp, Inc.	2,939	43,615
Dime Community Bancshares, Inc.	2,905	53,772
ESSA Bancorp, Inc.	1,361	18,224
First Defiance Financial Corp.	727	30,192
First Financial Northwest, Inc.	1,759	23,817
Fox Chase Bancorp, Inc.	1,493	27,232
Hingham Institution for Savings	232	30,204
HMN Financial, Inc. (a)	468	5,630
Home Bancorp, Inc.	935	24,684
HomeStreet, Inc. (a)	1,526	33,068
HopFed Bancorp, Inc.	1,119	13,081
Kearny Financial Corp.	8,244	103,874
Lendingtree, Inc. (a)	1,029	104,835
Meridian Bancorp, Inc.	4,432	64,973
Meta Financial Group, Inc.	743	33,435
MSB Financial Corp. (a)	1,090	12,927
NMI Holdings, Inc. (a)	5,032	37,186
Northfield Bancorp, Inc.	3,726	59,355
Northwest Bancshares, Inc.	9,361	130,492
Ocean Shore Holding Co.	773	13,334
OceanFirst Financial Corp.	1,911	37,761
Oconee Federal Financial Corp.	694	12,707
Oritani Financial Corp.	3,729	64,661
Provident Bancorp, Inc. (a)	1,059	13,322
Provident Financial Holdings, Inc.	935	17,279
Prudential Bancorp, Inc.	1,526	22,798
Pulaski Financial Corp.	1,387	22,761
SI Financial Group, Inc.	2,352	30,529
Territorial Bancorp, Inc.	904	26,044
TFS Financial Corp.	26,210	491,962
Timberland Bancorp, Inc. (b)	1,014	12,705
Trustco Bank Corp., New York	9,710	63,698
United Community Financial Corp.	4,420	25,990
United Financial Bancorp, Inc. New	4,079	56,739
Washington Federal, Inc.	7,764	200,622
Waterstone Financial, Inc.	3,306	45,788
Westfield Financial, Inc.	3,774	30,343
WSFS Financial Corp.	2,762	94,350
		2,829,999

TOTAL FINANCIALS		46,068,231

HEALTH CARE - 16.3%
Biotechnology - 10.6%
Abeona Therapeutics, Inc. (a)(b)	3,255	15,136
ACADIA Pharmaceuticals, Inc. (a)	8,808	334,264
Acceleron Pharma, Inc. (a)	2,713	116,306
Achillion Pharmaceuticals, Inc. (a)(b)	11,357	115,614
Acorda Therapeutics, Inc. (a)	3,734	142,601
Adamas Pharmaceuticals, Inc. (a)	1,617	25,823
Adaptimmune Therapeutics PLC sponsored ADR	1,280	11,571
ADMA Biologics, Inc. (a)	1,526	14,039
Aduro Biotech, Inc. (b)	5,346	165,673
Advaxis, Inc. (a)(b)	2,711	32,722
Aegerion Pharmaceuticals, Inc. (a)(b)	2,547	26,081
Affimed NV (a)(b)	3,509	26,177
Agenus, Inc. (a)	6,904	35,279
Agios Pharmaceuticals, Inc. (a)	3,269	211,145
Aimmune Therapeutics, Inc. (a)	3,713	79,421
Akebia Therapeutics, Inc. (a)	2,283	24,497
Alder Biopharmaceuticals, Inc. (a)	3,775	140,657
Alexion Pharmaceuticals, Inc. (a)	19,333	3,449,781
Alkermes PLC (a)	12,738	934,460
Alnylam Pharmaceuticals, Inc. (a)	7,176	746,735
AMAG Pharmaceuticals, Inc. (a)	2,907	77,384
Amarin Corp. PLC ADR (a)(b)	18,806	39,116
Amgen, Inc.	64,704	10,423,814
Amicus Therapeutics, Inc. (a)	10,153	108,942
Anacor Pharmaceuticals, Inc. (a)	3,735	435,987
Anthera Pharmaceuticals, Inc. (a)	3,588	20,416
Applied Genetic Technologies Corp. (a)	1,699	28,951
Aquinox Pharmaceuticals, Inc. (a)	1,654	19,831
Arbutus Biopharma Corp. (a)	4,739	26,444
Ardelyx, Inc. (a)(b)	2,253	44,069
Arena Pharmaceuticals, Inc. (a)	25,033	59,829
Argos Therapeutics, Inc. (a)	2,023	8,234
ARIAD Pharmaceuticals, Inc. (a)	17,869	114,540
ArQule, Inc. (a)	6,347	14,408
Array BioPharma, Inc. (a)(b)	12,778	50,601
Arrowhead Research Corp. (a)(b)	6,447	40,745
Ascendis Pharma A/S ADR	1,501	26,763
Atara Biotherapeutics, Inc. (a)	2,428	95,420
Athersys, Inc. (a)	5,399	5,939
aTyr Pharma, Inc. (a)(b)	2,456	20,901
Avalanche Biotechnologies, Inc. (a)	1,850	19,388
Bellicum Pharmaceuticals, Inc. (b)	2,532	58,312
BIND Therapeutics, Inc. (a)	4,655	21,879
BioCryst Pharmaceuticals, Inc. (a)	6,526	69,241
Biogen, Inc. (a)	20,058	5,753,838
BioMarin Pharmaceutical, Inc. (a)	13,736	1,310,002
Biospecifics Technologies Corp. (a)	770	37,307
Biota Pharmaceuticals, Inc. (a)	8,528	15,862
bluebird bio, Inc. (a)	3,061	271,664
Blueprint Medicines Corp.	2,583	59,822
Calithera Biosciences, Inc. (a)(b)	1,996	15,848
Cara Therapeutics, Inc. (a)	2,742	45,380
Catabasis Pharmaceuticals, Inc.	1,805	14,982
Catalyst Biosciences, Inc. (a)	334	979
Catalyst Pharmaceutical Partners, Inc. (a)	7,976	21,655
Celgene Corp. (a)	67,547	7,393,019
Celladon Corp. (a)	1,683	2,996
Celldex Therapeutics, Inc. (a)(b)	8,734	157,299
Cellectis SA sponsored ADR	710	23,494
Cellular Biomedicine Group, Inc. (a)	1,090	25,037
Celsion Corp. (a)(b)	9,193	20,776
Cepheid, Inc. (a)	6,330	227,500
Cerulean Pharma, Inc. (a)(b)	3,020	9,785
ChemoCentryx, Inc. (a)	5,509	41,593
Chiasma, Inc. (a)	2,128	47,220
Chimerix, Inc. (a)	3,969	160,348
China Biologic Products, Inc. (a)	2,188	257,134
Cidara Therapeutics, Inc.	1,371	21,141
Clovis Oncology, Inc. (a)	3,330	104,729
Coherus BioSciences, Inc.	3,436	104,351
Conatus Pharmaceuticals, Inc. (a)(b)	1,791	5,713
Concert Pharmaceuticals, Inc. (a)	2,292	52,556
ContraFect Corp. (a)	2,690	11,164
Cubist Pharmaceuticals, Inc. rights (a)	1,695	0
Curis, Inc. (a)	13,833	37,902
Cyclacel Pharmaceuticals, Inc. (a)	705	504
Cytokinetics, Inc. (a)	3,516	41,559
Cytori Therapeutics, Inc. (a)(b)	31,831	11,583
CytRx Corp. (a)(b)	6,675	20,893
DBV Technologies SA sponsored ADR (a)	1,947	67,892
Dicerna Pharmaceuticals, Inc. (a)	2,446	32,679
Discovery Laboratories, Inc. (a)	11,254	3,401
Dyax Corp. (a)	12,542	422,164
Dynavax Technologies Corp. (a)	3,174	88,523
Eagle Pharmaceuticals, Inc. (a)(b)	1,411	129,304
Eleven Biotherapeutics, Inc. (a)(b)	1,651	5,267
Enanta Pharmaceuticals, Inc. (a)(b)	1,635	51,503
Epirus Biopharmaceuticals, Inc. (a)	3,686	17,951
Epizyme, Inc. (a)(b)	3,514	56,611
Esperion Therapeutics, Inc. (a)(b)	1,783	50,655
Exact Sciences Corp. (a)(b)	8,065	73,311
Exelixis, Inc. (a)(b)	19,082	109,149
Fate Therapeutics, Inc. (a)	2,123	8,895
Fibrocell Science, Inc. (a)(b)	3,869	22,827
FibroGen, Inc.	5,166	153,637
Five Prime Therapeutics, Inc. (a)	2,147	82,552
Flexion Therapeutics, Inc. (a)	2,089	40,610
Fortress Biotech, Inc. (a)(b)	7,152	21,384
Forward Pharma A/S sponsored ADR (a)	1,059	23,076
Foundation Medicine, Inc. (a)(b)	3,215	54,687
Galapagos Genomics NV sponsored ADR	908	45,146
Galectin Therapeutics, Inc. (a)(b)	4,268	8,536
Galena Biopharma, Inc. (a)(b)	14,825	22,238
Galmed Pharmaceuticals Ltd. (a)	1,534	14,404
Genomic Health, Inc. (a)	2,968	89,990
GenVec, Inc. (a)	861	1,550
Geron Corp. (a)(b)	14,543	74,169
Gilead Sciences, Inc.	125,118	13,257,503
Global Blood Therapeutics, Inc. (a)(b)	2,675	125,618
GlycoMimetics, Inc. (a)	1,894	13,220
Grifols SA ADR	6,852	238,107
GTx, Inc. (a)(b)	15,798	14,692
Halozyme Therapeutics, Inc. (a)(b)	11,004	195,871
Harvard Apparatus (a)	1,090	3,543
Heron Therapeutics, Inc. (a)(b)	3,223	96,529
Idera Pharmaceuticals, Inc. (a)(b)	10,977	42,591
Ignyta, Inc. (a)	2,757	40,528
Immune Design Corp. (a)	2,100	43,953
ImmunoGen, Inc. (a)	7,506	101,856
Immunomedics, Inc. (a)(b)	8,190	26,945
Incyte Corp. (a)	15,467	1,766,950
Inotek Pharmaceuticals Corp.	1,808	21,678
Inovio Pharmaceuticals, Inc. (a)(b)	6,048	44,816
Insmed, Inc. (a)	5,329	86,916
Insys Therapeutics, Inc. (a)(b)	6,177	196,799
Intercept Pharmaceuticals, Inc. (a)	2,064	364,317
Ironwood Pharmaceuticals, Inc. Class A (a)	10,967	133,797
Isis Pharmaceuticals, Inc. (a)(b)	10,204	622,852
Juno Therapeutics, Inc. (b)	8,699	490,537
Kamada (a)	3,707	15,681
Karyopharm Therapeutics, Inc. (a)(b)	3,053	57,091
Keryx Biopharmaceuticals, Inc. (a)(b)	8,927	51,509
Kindred Biosciences, Inc. (a)	2,485	9,915
Kite Pharma, Inc. (a)(b)	3,743	308,311
La Jolla Pharmaceutical Co. (a)	1,739	58,761
Lexicon Pharmaceuticals, Inc. (a)(b)	8,938	122,987
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	1,764	188,889
General CVR (a)	1,530	109
Glucagon CVR (a)	1,530	84
rights (a)	1,530	11
TR Beta CVR (a)	1,530	64
Lion Biotechnologies, Inc. (a)	4,217	30,700
Loxo Oncology, Inc. (a)	1,489	49,033
Lpath, Inc. (a)	3,151	882
Macrogenics, Inc. (a)	3,206	110,863
MannKind Corp. (a)(b)	33,139	66,278
Medivation, Inc. (a)	13,929	588,918
MEI Pharma, Inc. (a)	1,984	3,611
Merrimack Pharmaceuticals, Inc. (a)(b)	10,382	97,695
MiMedx Group, Inc. (a)(b)	9,014	80,765
Mirati Therapeutics, Inc. (a)	1,541	58,604
Momenta Pharmaceuticals, Inc. (a)	5,977	106,749
Myriad Genetics, Inc. (a)(b)	5,977	260,000
Nanosphere, Inc. (a)(b)	3,143	3,614
NantKwest, Inc. (a)(b)	7,085	115,556
Natera, Inc. (a)(b)	4,556	40,503
Neothetics, Inc.	1,483	13,540
Neuralstem, Inc. (a)(b)	9,897	10,887
Neurocrine Biosciences, Inc. (a)	7,420	403,425
NewLink Genetics Corp. (a)	2,466	90,256
Nivalis Therapeutics, Inc.	1,479	12,276
Northwest Biotherapeutics, Inc. (a)(b)	9,135	42,204
Novavax, Inc. (a)	23,737	203,189
Nymox Pharmaceutical Corp. (a)(b)	2,574	8,443
Ocata Therapeutics, Inc. (a)	4,601	39,477
Ohr Pharmaceutical, Inc. (a)(b)	5,619	25,229
OncoGenex Pharmaceuticals, Inc. (a)(b)	3,158	8,148
OncoMed Pharmaceuticals, Inc. (a)	2,687	61,398
Onconova Therapeutics, Inc. (a)(b)	2,140	2,996
Oncothyreon, Inc. (a)	8,143	28,908
Ophthotech Corp. (a)	3,075	195,478
Orexigen Therapeutics, Inc. (a)(b)	14,628	34,961
Osiris Therapeutics, Inc. (b)	3,333	34,197
Otonomy, Inc. (a)	2,386	62,967
OvaScience, Inc. (a)(b)	2,460	23,198
PDL BioPharma, Inc.	13,200	49,962
Peregrine Pharmaceuticals, Inc. (a)(b)	16,947	21,862
Pluristem Therapeutics, Inc. (a)	11,917	16,565
Portola Pharmaceuticals, Inc. (a)	4,615	228,950
Prana Biotechnology Ltd. ADR (a)	5,900	5,783
Progenics Pharmaceuticals, Inc. (a)	7,091	47,652
ProNai Therapeutics, Inc. (a)	2,619	50,259
ProQR Therapeutics BV (a)(b)	1,961	20,434
Proteon Therapeutics, Inc. (a)	1,530	24,388
Prothena Corp. PLC (a)	2,675	188,695
PTC Therapeutics, Inc. (a)	2,799	84,082
QLT, Inc. (a)	5,151	14,783
Radius Health, Inc. (a)	3,646	221,713
Raptor Pharmaceutical Corp. (a)	7,184	45,403
Recro Pharma, Inc. (a)(b)	861	7,672
Regeneron Pharmaceuticals, Inc. (a)	8,684	4,728,438
REGENXBIO, Inc. (a)	2,798	67,068
Regulus Therapeutics, Inc. (a)	4,494	45,255
Repligen Corp. (a)	3,070	87,280
Retrophin, Inc. (a)	3,118	69,687
Rigel Pharmaceuticals, Inc. (a)	9,575	31,406
Sage Therapeutics, Inc. (a)	2,535	121,477
Sangamo Biosciences, Inc. (a)	7,446	61,653
Sarepta Therapeutics, Inc. (a)	3,558	130,792
Seattle Genetics, Inc. (a)	11,929	500,779
Seres Therapeutics, Inc. (b)	3,364	120,532
Sinovac Biotech Ltd. (a)(b)	5,217	27,859
Sorrento Therapeutics, Inc. (a)(b)	3,686	29,525
Spark Therapeutics, Inc. (b)	2,074	119,856
Spectrum Pharmaceuticals, Inc. (a)	5,253	31,518
Stemline Therapeutics, Inc. (a)	1,926	15,870
Sunesis Pharmaceuticals, Inc. (a)	5,457	5,621
Synergy Pharmaceuticals, Inc. (a)	9,526	59,823
Synta Pharmaceuticals Corp. (a)	12,707	5,437
T2 Biosystems, Inc. (a)(b)	1,754	20,680
Tenax Therapeutics, Inc. (a)	3,100	10,044
TESARO, Inc. (a)	3,550	181,192
TetraLogic Pharmaceuticals Corp. (a)(b)	2,822	6,180
TG Therapeutics, Inc. (a)(b)	4,866	64,134
Threshold Pharmaceuticals, Inc. (a)	10,515	36,697
Tobira Therapeutics, Inc. (a)(b)	1,410	18,894
Tokai Pharmaceuticals, Inc. (a)(b)	2,150	24,725
TONIX Pharmaceuticals Holding (a)(b)	2,193	15,899
TRACON Pharmaceuticals, Inc.	1,246	14,802
Transition Therapeutics, Inc. (a)	3,672	6,903
Trevena, Inc. (a)	4,792	60,331
Trovagene, Inc. (a)(b)	2,691	17,384
Ultragenyx Pharmaceutical, Inc. (a)	3,302	324,653
uniQure B.V. (a)	1,496	28,095
United Therapeutics Corp. (a)	3,872	590,983
Vanda Pharmaceuticals, Inc. (a)(b)	4,458	43,956
Verastem, Inc. (a)	4,127	9,368
Versartis, Inc. (a)	2,627	33,232
Vertex Pharmaceuticals, Inc. (a)	20,937	2,708,410
Vical, Inc. (a)	13,208	7,050
Vitae Pharmaceuticals, Inc. (a)	1,901	27,298
Vital Therapies, Inc. (a)(b)	2,063	19,392
Xbiotech, Inc. (b)	2,558	19,108
Xencor, Inc. (a)	3,542	56,955
Xenon Pharmaceuticals, Inc.	2,020	18,463
XOMA Corp. (a)(b)	7,340	9,762
ZIOPHARM Oncology, Inc. (a)(b)	11,456	149,844
		70,047,373
Health Care Equipment & Supplies - 1.5%
Abaxis, Inc.	1,993	105,968
Abiomed, Inc. (a)	3,607	294,223
Accuray, Inc. (a)(b)	7,013	49,372
Align Technology, Inc. (a)	6,710	447,825
Alliqua Biomedical, Inc. (a)	4,268	11,310
Alphatec Holdings, Inc. (a)	9,248	2,127
Analogic Corp.	1,122	93,743
Angiodynamics, Inc. (a)	3,401	40,472
Anika Therapeutics, Inc. (a)(b)	1,266	53,121
Antares Pharma, Inc. (a)	12,123	15,881
Atricure, Inc. (a)	2,561	55,010
Atrion Corp.	175	73,658
Avinger, Inc. (b)	1,477	26,571
AxoGen, Inc. (a)	2,154	11,847
BioLase Technology, Inc. (a)	2,521	2,282
Cardica, Inc. (a)	6,974	1,594
Cardiovascular Systems, Inc. (a)	2,682	42,912
Cerus Corp. (a)(b)	8,059	45,695
ConforMis, Inc. (a)(b)	3,662	78,110
CONMED Corp.	2,522	107,185
Cutera, Inc. (a)	925	13,154
Cynosure, Inc. Class A (a)	2,185	91,901
CytoSorbents Corp. (a)	3,340	24,282
DENTSPLY International, Inc.	11,901	721,915
Derma Sciences, Inc. (a)	2,912	13,046
DexCom, Inc. (a)	6,903	586,893
EDAP TMS SA sponsored ADR (a)	2,628	14,270
Endologix, Inc. (a)(b)	5,898	60,042
Entellus Medical, Inc. (b)	1,898	33,101
EnteroMedics, Inc. (a)	4,886	883
Exactech, Inc. (a)	1,661	29,117
Fonar Corp. (a)	666	10,603
Genmark Diagnostics, Inc. (a)	3,402	27,114
Hansen Medical, Inc. (a)(b)	5,506	15,582
HeartWare International, Inc. (a)	1,531	73,274
Hologic, Inc. (a)	23,901	964,405
ICU Medical, Inc. (a)	1,344	152,463
IDEXX Laboratories, Inc. (a)(b)	7,838	555,087
Inogen, Inc. (a)	1,639	62,692
Insulet Corp. (a)	4,770	174,534
Integra LifeSciences Holdings Corp. (a)	3,149	197,474
Intuitive Surgical, Inc. (a)	3,152	1,639,103
InVivo Therapeutics Holdings Corp. (a)(b)	2,198	21,211
Invuity, Inc.	1,398	16,790
IRadimed Corp. (a)	1,027	31,847
K2M Group Holdings, Inc. (a)	3,927	79,365
Lantheus Holdings, Inc. (a)	3,354	11,873
LDR Holding Corp. (a)	2,286	61,768
LeMaitre Vascular, Inc.	1,675	25,845
LivaNova PLC (a)	4,254	254,602
Masimo Corp. (a)	4,277	177,410
Mazor Robotics Ltd. sponsored ADR (a)(b)	1,027	10,219
Meridian Bioscience, Inc.	3,636	71,157
Merit Medical Systems, Inc. (a)	3,805	73,703
Natus Medical, Inc. (a)	2,922	142,535
Neogen Corp. (a)	3,319	196,020
Neovasc, Inc. (a)	5,368	26,679
Novadaq Technologies, Inc. (a)	5,030	61,265
Novocure Ltd. (a)	7,143	173,932
NuVasive, Inc. (a)	4,148	216,277
NxStage Medical, Inc. (a)(b)	5,121	99,911
OraSure Technologies, Inc. (a)	6,001	37,506
Orthofix International NV (a)	1,428	56,492
PhotoMedex, Inc. (a)(b)	2,089	846
Quidel Corp. (a)	3,344	72,531
Quotient Ltd. (a)(b)	1,810	24,616
ReWalk Robotics Ltd. (a)(b)	1,140	8,881
Rockwell Medical Technologies, Inc. (a)(b)	4,536	55,022
RTI Biologics, Inc. (a)	5,913	23,179
Seaspine Holdings Corp. (a)	925	15,244
Second Sight Medical Products, Inc. (b)	3,198	16,182
Sientra, Inc. (a)	1,518	7,347
Sirona Dental Systems, Inc. (a)	4,921	533,830
Staar Surgical Co. (a)(b)	3,044	25,539
Stereotaxis, Inc. (a)	1,411	1,482
SurModics, Inc. (a)	1,518	31,969
Synergetics U.S.A., Inc.	3,200	608
Syneron Medical Ltd. (a)	2,875	21,390
Tandem Diabetes Care, Inc. (a)(b)	2,968	30,600
TearLab Corp. (a)(b)	3,875	5,774
Trinity Biotech PLC sponsored ADR	2,122	25,422
TriVascular Technologies, Inc. (a)	2,877	18,787
Unilife Corp. (a)(b)	8,322	6,197
Utah Medical Products, Inc.	422	23,839
Vascular Solutions, Inc. (a)	1,545	54,909
Veracyte, Inc. (a)	3,188	22,922
Vermillion, Inc. (a)	8,336	14,921
Wright Medical Group NV (a)	8,666	185,626
Zeltiq Aesthetics, Inc. (a)	3,360	102,077
		10,195,988
Health Care Providers & Services - 1.5%
Acadia Healthcare Co., Inc. (a)	6,056	417,925
Aceto Corp.	2,543	71,738
Addus HomeCare Corp. (a)	1,126	25,662
Air Methods Corp. (a)(b)	3,267	142,768
Alliance Healthcare Services, Inc. (a)	993	8,947
Almost Family, Inc. (a)	699	29,617
Amedisys, Inc. (a)	2,848	115,600
AmSurg Corp. (a)	4,232	355,742
BioScrip, Inc. (a)(b)	6,338	13,437
BioTelemetry, Inc. (a)	2,552	32,181
Caladrius Biosciences, Inc. (a)	3,380	4,056
Corvel Corp. (a)	1,921	74,439
Cross Country Healthcare, Inc. (a)	2,316	42,267
Express Scripts Holding Co. (a)	57,629	4,926,127
HealthEquity, Inc. (a)	5,175	170,775
Healthways, Inc. (a)	3,273	43,433
Henry Schein, Inc. (a)(b)	7,231	1,131,507
iKang Healthcare Group, Inc. sponsored ADR (a)	4,076	79,482
LHC Group, Inc. (a)	1,716	79,880
LifePoint Hospitals, Inc. (a)	3,879	277,775
Magellan Health Services, Inc. (a)	2,414	127,097
National Research Corp. Class A	3,055	47,230
Patterson Companies, Inc.	8,781	400,150
PDI, Inc. (a)	1,353	1,069
Premier, Inc. (a)	3,321	114,110
Providence Service Corp. (a)	1,388	67,207
RadNet, Inc. (a)	4,399	27,274
Sharps Compliance Corp. (a)	1,953	17,714
Surgery Partners, Inc. (a)	4,125	78,829
Surgical Care Affiliates, Inc. (a)	3,202	119,018
The Ensign Group, Inc.	2,310	109,887
USMD Holdings, Inc. (a)	959	7,672
VCA, Inc. (a)	6,906	380,037
		9,540,652
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	14,929	227,369
athenahealth, Inc. (a)(b)	3,304	554,246
Cerner Corp. (a)	29,401	1,752,300
Computer Programs & Systems, Inc.	935	45,553
Connecture, Inc.	2,553	9,114
HealthStream, Inc. (a)	3,083	74,054
HMS Holdings Corp. (a)(b)	7,667	93,001
Inovalon Holdings, Inc. Class A (b)	4,170	77,395
MedAssets, Inc. (a)	5,490	165,414
Medidata Solutions, Inc. (a)(b)	4,688	214,851
Omnicell, Inc. (a)	3,075	92,742
Quality Systems, Inc.	3,669	59,621
Simulations Plus, Inc.	1,935	17,280
		3,382,940
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(b)	3,862	66,156
Affymetrix, Inc. (a)	7,398	70,059
Albany Molecular Research, Inc. (a)(b)	3,009	59,939
Bio-Techne Corp.	3,113	283,937
Bruker Corp. (a)	14,429	326,673
Compugen Ltd. (a)(b)	4,907	37,293
Fluidigm Corp. (a)	2,251	25,594
Furiex Pharmaceuticals, Inc. rights (a)	599	5,852
Harvard Bioscience, Inc. (a)	4,360	13,821
ICON PLC (a)	5,107	379,603
Illumina, Inc. (a)	12,320	2,265,648
INC Research Holdings, Inc. Class A	4,699	222,263
Luminex Corp. (a)	3,800	81,776
Nanostring Technologies, Inc. (a)	2,083	31,745
NeoGenomics, Inc. (a)	5,887	46,919
Pacific Biosciences of California, Inc. (a)(b)	6,826	69,830
PAREXEL International Corp. (a)	4,765	323,305
PRA Health Sciences, Inc.	5,051	228,709
pSivida Corp. (a)	4,182	16,226
QIAGEN NV (a)	19,834	524,411
Sequenom, Inc. (a)(b)	11,484	20,442
VWR Corp. (a)	11,427	304,872
		5,405,073
Pharmaceuticals - 1.4%
AcelRx Pharmaceuticals, Inc. (a)	3,743	21,410
Achaogen, Inc. (a)	1,797	10,027
Acura Pharmaceuticals, Inc. (a)	707	1,789
Aerie Pharmaceuticals, Inc. (a)	2,337	64,127
Agile Therapeutics, Inc. (a)	2,575	22,969
Akorn, Inc. (a)(b)	9,823	327,106
Alcobra Pharma Ltd. (a)	1,260	8,303
Alexza Pharmaceuticals, Inc. (a)	797	813
Alimera Sciences, Inc. (a)(b)	4,072	12,542
Amphastar Pharmaceuticals, Inc. (a)	3,973	60,986
ANI Pharmaceuticals, Inc. (a)(b)	1,190	52,146
ANI Pharmaceuticals, Inc. rights (a)	984	0
Apricus Biosciences, Inc. (a)(b)	6,524	7,111
Aratana Therapeutics, Inc. (a)	3,098	18,154
Assembly Biosciences, Inc. (a)	1,510	14,843
AstraZeneca PLC rights (a)	1,845	0
Auris Medical Holding AG (a)	3,311	12,184
Bio Path Holdings, Inc. (a)	15,793	24,953
Biodelivery Sciences International, Inc. (a)(b)	6,147	37,681
Carbylan Therapeutics, Inc. (b)	3,263	13,019
Cardiome Pharma Corp. (a)	3,033	26,963
Cempra, Inc. (a)(b)	3,864	123,300
Collegium Pharmaceutical, Inc.	1,886	35,815
Concordia Healthcare Corp. (a)	2,886	111,169
Corcept Therapeutics, Inc. (a)	9,921	52,383
Corium International, Inc. (a)	2,454	20,123
Cumberland Pharmaceuticals, Inc. (a)	2,613	14,711
Cynapsus Therapeutics, Inc. (a)	1,311	20,449
DepoMed, Inc. (a)(b)	5,085	98,852
Dermira, Inc. (a)	2,152	66,303
Dipexium Pharmaceuticals, Inc. (a)	1,263	15,131
Durect Corp. (a)	14,018	33,082
Egalet Corp. (a)(b)	2,502	25,671
Endo Health Solutions, Inc. (a)	17,793	1,093,914
Endocyte, Inc. (a)(b)	8,078	37,401
Flamel Technologies SA sponsored ADR (a)	3,385	48,642
Flex Pharma, Inc. (b)	1,782	21,562
Foamix Pharmaceuticals Ltd. (a)	2,935	23,451
GW Pharmaceuticals PLC ADR (a)(b)	1,309	113,477
Heska Corp. (a)	546	18,995
Horizon Pharma PLC (a)	13,589	292,571
Impax Laboratories, Inc. (a)	6,281	276,741
Imprimis Pharmaceuticals, Inc. (a)	1,563	10,519
Intersect ENT, Inc. (a)	2,614	51,522
Intra-Cellular Therapies, Inc. (a)	3,684	196,468
Jazz Pharmaceuticals PLC (a)	5,294	776,047
Juniper Pharmaceuticals, Inc. (a)	959	11,355
KemPharm, Inc.	1,459	25,270
Lipocine, Inc. (a)	1,664	23,113
Marinus Pharmaceuticals, Inc. (a)	1,456	10,585
MediWound Ltd. (a)	2,248	23,154
Mylan N.V. (b)	41,918	2,150,393
Nektar Therapeutics (a)(b)	11,552	180,904
Neos Therapeutics, Inc. (a)(b)	1,499	23,175
NeuroDerm Ltd. (b)	2,029	40,823
Ocera Therapeutics, Inc. (a)	2,980	10,639
Ocular Therapeutix, Inc. (a)(b)	1,980	18,770
Oculus Innovative Sciences, Inc. (a)	1,266	1,545
Omeros Corp. (a)(b)	3,474	55,063
Pacira Pharmaceuticals, Inc. (a)	3,054	197,747
Pain Therapeutics, Inc. (a)	5,755	11,510
Paratek Pharmaceuticals, Inc. (a)	1,509	31,191
Pernix Therapeutics Holdings, Inc. (a)(b)	4,032	12,096
Phibro Animal Health Corp. Class A	1,471	47,763
Pozen, Inc. (a)	2,613	19,833
RedHill Biopharma Ltd. sponsored ADR (a)(b)	3,123	40,568
Relypsa, Inc. (a)(b)	3,639	81,914
Repros Therapeutics, Inc. (a)	1,926	4,613
Revance Therapeutics, Inc. (a)(b)	2,451	95,123
Sagent Pharmaceuticals, Inc. (a)	3,103	47,569
SciClone Pharmaceuticals, Inc. (a)(b)	4,192	38,441
Shire PLC sponsored ADR	4,181	871,153
Sucampo Pharmaceuticals, Inc. Class A (a)	3,610	61,912
Supernus Pharmaceuticals, Inc. (a)	4,545	73,447
Tetraphase Pharmaceuticals, Inc. (a)	3,179	34,111
The Medicines Company (a)	5,644	237,104
Theravance Biopharma, Inc. (a)(b)	3,812	71,551
Theravance, Inc. (b)	10,115	93,564
VIVUS, Inc. (a)(b)	8,421	10,526
XenoPort, Inc. (a)	5,295	31,982
Zogenix, Inc. (a)	1,882	29,039
ZS Pharma, Inc. (a)	2,219	199,621
Zynerba Pharmaceuticals, Inc. (a)	829	11,250
		9,243,842

TOTAL HEALTH CARE		107,815,868

INDUSTRIALS - 4.0%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)(b)	2,086	53,360
American Science & Engineering, Inc.	541	23,663
API Technologies Corp. (a)	6,284	12,379
Astronics Corp. (a)	1,665	64,419
BE Aerospace, Inc.	9,048	418,199
Elbit Systems Ltd.	3,782	334,329
Erickson Air-Crane, Inc. (a)	859	2,208
Innovative Solutions & Support, Inc. (a)(b)	1,882	4,686
KEYW Holding Corp. (a)	3,174	20,282
KLX, Inc. (a)	4,524	145,220
Kratos Defense & Security Solutions, Inc. (a)(b)	6,045	28,109
LMI Aerospace, Inc. (a)	1,001	10,190
Taser International, Inc. (a)(b)	4,294	80,298
		1,197,342
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	6,122	58,220
Atlas Air Worldwide Holdings, Inc. (a)	2,256	93,218
C.H. Robinson Worldwide, Inc.	12,065	813,543
Echo Global Logistics, Inc. (a)	2,818	66,505
Expeditors International of Washington, Inc.	15,997	776,494
Forward Air Corp.	2,640	126,958
Hub Group, Inc. Class A (a)	3,041	117,170
Park-Ohio Holdings Corp.	1,103	46,326
UTi Worldwide, Inc. (a)	8,784	61,488
		2,159,922
Airlines - 0.7%
Allegiant Travel Co.	1,479	259,017
American Airlines Group, Inc.	57,067	2,354,584
Hawaiian Holdings, Inc. (a)	4,693	169,887
JetBlue Airways Corp. (a)	26,374	652,493
Republic Airways Holdings, Inc. (a)	3,702	15,696
Ryanair Holdings PLC sponsored ADR	9,381	721,399
SkyWest, Inc.	4,379	90,251
Spirit Airlines, Inc. (a)	6,185	227,422
Virgin America, Inc. (b)	3,538	128,748
		4,619,497
Building Products - 0.2%
AAON, Inc.	5,163	127,578
American Woodmark Corp. (a)	1,397	114,568
Apogee Enterprises, Inc.	2,646	132,882
Builders FirstSource, Inc. (a)	9,118	122,728
Caesarstone Sdot-Yam Ltd.	2,911	119,002
CSW Industrials, Inc. (a)	1,293	47,337
Gibraltar Industries, Inc. (a)	2,481	66,218
Insteel Industries, Inc.	2,014	49,142
Nortek, Inc. (a)	1,438	69,225
Patrick Industries, Inc. (a)	1,486	61,565
PGT, Inc. (a)	4,279	47,582
Universal Forest Products, Inc.	1,749	135,128
		1,092,955
Commercial Services & Supplies - 0.6%
Casella Waste Systems, Inc. Class A (a)	3,391	22,991
CECO Environmental Corp.	2,978	25,879
China Recycling Energy Corp. (a)	3,498	1,364
Cintas Corp.	9,237	846,017
Copart, Inc. (a)	10,113	399,160
Essendant, Inc.	3,330	120,613
Fuel Tech, Inc. (a)	2,123	4,671
G&K Services, Inc. Class A	1,790	119,339
Healthcare Services Group, Inc.	6,273	231,725
Heritage-Crystal Clean, Inc. (a)	2,086	22,737
Herman Miller, Inc.	5,256	166,668
Hudson Technologies, Inc. (a)	3,511	10,673
InnerWorkings, Inc. (a)(b)	5,417	46,370
Interface, Inc.	5,828	115,861
Intersections, Inc. (a)(b)	1,453	4,068
Kimball International, Inc. Class B	2,906	35,947
Matthews International Corp. Class A	2,756	164,836
McGrath RentCorp.	2,145	62,591
Mobile Mini, Inc.	3,875	137,369
Multi-Color Corp.	1,461	91,327
Performant Financial Corp. (a)	3,663	7,253
Perma-Fix Environmental Services, Inc. (a)	1,221	4,713
R.R. Donnelley & Sons Co.	18,018	289,910
SP Plus Corp. (a)	2,052	51,649
Stericycle, Inc. (a)	7,261	876,548
Swisher Hygiene, Inc. (a)	1,321	1,400
Tetra Tech, Inc.	5,155	143,257
U.S. Ecology, Inc.	1,826	69,096
West Corp.	7,183	183,167
		4,257,199
Construction & Engineering - 0.1%
Abengoa SA sponsored ADR Class B (b)	767	1,580
Aegion Corp. (a)	3,503	77,206
Great Lakes Dredge & Dock Corp. (a)	5,548	25,132
Integrated Electrical Services, Inc. (a)	1,933	14,749
Layne Christensen Co. (a)	1,958	11,533
MYR Group, Inc. (a)	1,881	39,877
Northwest Pipe Co. (a)	1,056	12,524
NV5 Holdings, Inc. (a)	766	17,794
Primoris Services Corp.	4,767	110,022
Sterling Construction Co., Inc. (a)	3,088	16,830
		327,247
Electrical Equipment - 0.1%
Active Power, Inc. (a)(b)	2,026	3,039
Allied Motion Technologies, Inc.	861	20,561
American Superconductor Corp. (a)	1,565	7,371
Ballard Power Systems, Inc. (a)	10,797	13,421
Broadwind Energy, Inc. (a)	794	1,540
Capstone Turbine Corp. (a)(b)	1,379	2,179
Encore Wire Corp.	1,557	67,994
Energy Focus, Inc. (a)(b)	894	14,313
Enphase Energy, Inc. (a)(b)	3,081	5,145
Franklin Electric Co., Inc.	4,038	131,679
FuelCell Energy, Inc. (a)(b)	38,422	33,204
Highpower International, Inc. (a)	1,028	2,991
Hydrogenics Corp. (a)(b)	565	6,260
Jinpan International Ltd.	1,563	6,205
LSI Industries, Inc.	2,660	31,441
Ocean Power Technologies, Inc. (a)	127	329
Plug Power, Inc. (a)(b)	17,590	38,698
Powell Industries, Inc.	1,273	44,695
Power Solutions International, Inc. (a)(b)	939	22,104
Preformed Line Products Co.	402	16,832
Real Goods Solar, Inc. (a)	120	53
Revolution Lighting Technologies, Inc. (a)(b)	20,379	18,952
SolarCity Corp. (a)(b)	8,394	241,411
Sunrun, Inc. (a)(b)	8,196	54,503
Ultralife Corp. (a)	1,981	13,669
Vicor Corp. (a)	2,432	22,520
		821,109
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	3,248	54,144
Machinery - 0.6%
Altra Industrial Motion Corp.	2,547	71,367
American Railcar Industries, Inc.	1,856	104,920
ARC Group Worldwide, Inc. (a)	1,356	2,509
Astec Industries, Inc.	1,991	80,237
Blue Bird Corp. (a)(b)	2,636	28,680
Chart Industries, Inc. (a)	2,689	57,356
Columbus McKinnon Corp. (NY Shares)	1,947	40,186
Commercial Vehicle Group, Inc. (a)	2,980	10,132
Dynamic Materials Corp.	990	7,643
Eastern Co.	780	13,907
Energy Recovery, Inc. (a)(b)	5,722	41,999
ExOne Co. (a)(b)	1,094	10,852
FreightCar America, Inc.	1,001	24,274
Hardinge, Inc.	1,793	17,446
Hurco Companies, Inc.	1,651	43,999
Jason Industries, Inc. (a)	2,281	8,075
Kornit Digital Ltd. (a)	3,196	37,873
L.B. Foster Co. Class A	740	9,176
Lincoln Electric Holdings, Inc.	6,430	362,974
Manitex International, Inc. (a)(b)	1,201	7,470
Middleby Corp. (a)	4,838	532,374
NN, Inc.	1,928	32,872
Nordson Corp.	5,087	368,960
Omega Flex, Inc.	792	31,704
PACCAR, Inc.	29,908	1,554,020
RBC Bearings, Inc. (a)	1,988	140,393
Sun Hydraulics Corp.	2,310	76,068
TriMas Corp. (a)	4,191	90,651
Twin Disc, Inc.	759	8,766
Westport Innovations, Inc. (a)	4,755	11,697
Woodward, Inc.	5,318	268,187
		4,096,767
Marine - 0.0%
Diana Containerships, Inc.	3,301	3,133
DryShips, Inc. (b)	62,814	10,038
Eagle Bulk Shipping, Inc. (a)	4,075	12,347
Euroseas Ltd. (a)	301	897
Golden Ocean Group Ltd.	2,057	3,476
Rand Logistics, Inc. (a)	2,320	4,895
Star Bulk Carriers Corp. (a)(b)	19,973	19,176
Ultrapetrol (Bahamas) Ltd. (a)	12,815	5,382
		59,344
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	2,228	70,761
Acacia Research Corp.	3,936	23,262
Advisory Board Co. (a)	3,740	201,362
CRA International, Inc. (a)	1,056	24,098
Exponent, Inc.	2,219	114,567
Heidrick & Struggles International, Inc.	1,656	47,792
Hudson Global, Inc. (a)	2,146	5,107
Huron Consulting Group, Inc. (a)	1,826	105,926
ICF International, Inc. (a)	1,751	62,388
Kelly Services, Inc. Class A (non-vtg.)	6,006	101,081
Kforce, Inc.	2,366	63,740
Odyssey Marine Exploration, Inc. (a)(b)	8,617	2,585
Pendrell Corp. (a)	17,657	9,415
Resources Connection, Inc.	3,707	67,653
RPX Corp. (a)	5,123	71,056
Towers Watson & Co.	5,845	786,211
Verisk Analytics, Inc. (a)	14,289	1,070,961
VSE Corp.	435	26,879
		2,854,844
Road & Rail - 0.5%
AMERCO	1,668	676,207
ArcBest Corp.	2,217	53,385
Avis Budget Group, Inc. (a)	8,846	330,752
Covenant Transport Group, Inc. Class A (a)	1,246	26,178
Heartland Express, Inc. (b)	7,664	146,842
J.B. Hunt Transport Services, Inc.	9,724	760,806
Landstar System, Inc.	3,685	230,018
Marten Transport Ltd.	2,583	46,701
Old Dominion Freight Lines, Inc. (a)	7,247	461,706
P.A.M. Transportation Services, Inc. (a)	629	19,430
Patriot Transportation Holding, Inc. (a)	314	7,392
Saia, Inc. (a)	2,089	51,201
Student Transportation, Inc.	8,861	36,560
U.S.A. Truck, Inc. (a)	924	18,425
Universal Truckload Services, Inc.	2,814	45,699
Werner Enterprises, Inc.	5,910	159,334
YRC Worldwide, Inc. (a)	2,778	47,032
		3,117,668
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	4,930	210,856
DXP Enterprises, Inc. (a)	1,289	42,215
Fastenal Co. (b)	24,464	992,749
General Finance Corp. (a)	2,975	13,150
H&E Equipment Services, Inc.	2,838	56,788
HD Supply Holdings, Inc. (a)	16,972	536,824
Houston Wire & Cable Co.	1,694	10,537
Lawson Products, Inc. (a)	880	24,622
Rush Enterprises, Inc. Class A (a)	3,061	74,474
Stock Building Supply Holdings, Inc. (a)	1,928	33,142
Titan Machinery, Inc. (a)	1,826	22,953
Willis Lease Finance Corp. (a)	1,257	21,985
		2,040,295
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	677	27,473

TOTAL INDUSTRIALS		26,725,806

INFORMATION TECHNOLOGY - 46.9%
Communications Equipment - 3.6%
ADTRAN, Inc.	4,666	76,102
Alliance Fiber Optic Products, Inc.	1,798	28,516
Applied Optoelectronics, Inc. (a)	1,833	34,369
Arris Group, Inc. (a)	13,168	402,546
AudioCodes Ltd. (a)	4,356	19,079
Aviat Networks, Inc. (a)	11,195	10,411
Bel Fuse, Inc. Class B (non-vtg.)	803	16,638
Black Box Corp.	1,716	19,408
Brocade Communications Systems, Inc.	35,796	335,945
CalAmp Corp. (a)	3,387	62,592
Ceragon Networks Ltd. (a)(b)	8,888	12,443
Cisco Systems, Inc.	432,668	11,790,203
Clearfield, Inc. (a)(b)	1,434	19,373
ClearOne, Inc.	1,153	15,001
CommScope Holding Co., Inc. (a)	16,243	464,875
Communications Systems, Inc.	1,921	15,118
Digi International, Inc. (a)	2,949	36,892
DragonWave, Inc. (a)	3,074	414
EchoStar Holding Corp. Class A (a)	3,898	152,451
EMCORE Corp. (a)	2,699	19,568
EXFO, Inc. (sub. vtg.) (a)	1,987	6,770
Extreme Networks, Inc. (a)	7,734	34,184
F5 Networks, Inc. (a)	6,047	622,841
Finisar Corp. (a)	8,464	102,160
Gilat Satellite Networks Ltd. (a)	5,324	20,977
Harmonic, Inc. (a)	8,690	48,056
Infinera Corp. (a)	12,067	271,749
InterDigital, Inc.	2,977	156,858
Ituran Location & Control Ltd.	2,750	55,550
Ixia (a)	6,600	86,196
KVH Industries, Inc. (a)	2,327	22,944
Lumentum Holdings, Inc. (a)	4,730	94,600
Mitel Networks Corp. (a)	10,177	88,438
MRV Communications, Inc. (a)	712	10,210
NETGEAR, Inc. (a)	2,795	123,287
NetScout Systems, Inc. (a)	8,430	279,033
Novatel Wireless, Inc. (a)(b)	4,391	8,079
NumereX Corp. Class A (a)	1,824	11,965
Oclaro, Inc. (a)(b)	10,437	35,903
Parkervision, Inc. (a)(b)	8,983	1,436
PC-Tel, Inc.	2,448	13,048
Polycom, Inc. (a)	11,058	150,721
QUALCOMM, Inc.	134,088	6,542,154
Radcom Ltd. (a)	1,332	15,211
Radware Ltd. (a)	3,758	61,782
ShoreTel, Inc. (a)	5,946	61,006
Sierra Wireless, Inc. (a)(b)	2,884	49,980
Silicom Ltd.	759	21,335
Sonus Networks, Inc. (a)	4,955	34,883
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	23,017	223,035
Tessco Technologies, Inc.	761	16,164
Ubiquiti Networks, Inc. (a)(b)	7,694	268,444
UTStarcom Holdings Corp. (a)	3,043	7,364
ViaSat, Inc. (a)(b)	4,027	249,593
Viavi Solutions, Inc. (a)	20,427	129,916
Westell Technologies, Inc. Class A (a)	6,108	8,734
Wi-Lan, Inc.	15,902	17,742
		23,484,292
Electronic Equipment & Components - 1.0%
Agilysys, Inc. (a)	2,310	25,641
CDW Corp.	14,454	623,979
Cognex Corp.	7,280	270,088
Coherent, Inc. (a)	2,532	171,973
CUI Global, Inc. (a)(b)	2,294	16,035
Daktronics, Inc.	3,867	33,527
Deswell Industries, Inc.	1,887	2,661
DTS, Inc. (a)	1,326	34,118
Echelon Corp. (a)	4,026	2,566
Electro Rent Corp.	2,376	24,592
ePlus, Inc. (a)	629	55,472
FARO Technologies, Inc. (a)	1,518	45,677
FEI Co.	3,613	289,076
Flextronics International Ltd. (a)	47,921	539,111
FLIR Systems, Inc.	13,260	405,226
Frequency Electronics, Inc. (a)	1,201	12,659
GSI Group, Inc. (a)	3,300	47,289
Hollysys Automation Technologies Ltd.	5,053	104,041
I. D. Systems Inc. (a)	1,321	4,980
Identiv, Inc. (a)	673	1,985
II-VI, Inc. (a)	5,226	97,308
Insight Enterprises, Inc. (a)	3,104	83,125
IPG Photonics Corp. (a)	4,557	415,553
Itron, Inc. (a)	3,379	121,475
Kimball Electronics, Inc. (a)	3,141	35,996
Littelfuse, Inc.	2,256	244,911
LoJack Corp. (a)	2,311	8,389
Maxwell Technologies, Inc. (a)(b)	2,409	17,008
Mercury Systems, Inc. (a)	3,509	68,706
Mesa Laboratories, Inc.	387	41,873
MicroVision, Inc. (a)(b)	5,743	14,415
MTS Systems Corp.	1,262	80,288
Multi-Fineline Electronix, Inc. (a)	2,448	60,417
National Instruments Corp.	10,960	344,144
Neonode, Inc. (a)(b)	3,049	8,415
NetList, Inc. (a)(b)	4,994	4,470
Newport Corp. (a)	3,870	64,203
Orbotech Ltd. (a)	3,771	77,042
OSI Systems, Inc. (a)	1,562	146,250
PC Connection, Inc.	2,747	61,313
PC Mall, Inc. (a)	2,130	19,596
Plexus Corp. (a)	3,074	114,353
RadiSys Corp. (a)	2,052	5,438
Research Frontiers, Inc. (a)(b)	2,868	14,397
Richardson Electronics Ltd.	1,058	5,957
Rofin-Sinar Technologies, Inc. (a)	2,453	70,499
Sanmina Corp. (a)	6,772	153,521
ScanSource, Inc. (a)	2,359	90,633
Speed Commerce, Inc. (a)	3,202	473
Supercom Ltd. (a)	1,798	8,271
Tech Data Corp. (a)	2,982	201,732
Trimble Navigation Ltd. (a)	21,795	499,106
TTM Technologies, Inc. (a)	7,478	58,628
Uni-Pixel, Inc. (a)(b)	2,860	2,074
Universal Display Corp. (a)	3,986	209,504
Zebra Technologies Corp. Class A (a)	4,356	349,351
		6,509,530
Internet Software & Services - 12.3%
21Vianet Group, Inc. ADR (a)	4,562	95,026
Actua Corp. (a)	4,188	48,539
Akamai Technologies, Inc. (a)	15,185	874,808
Alarm.com Holdings, Inc.	4,366	76,754
Alphabet, Inc.:
Class A (a)	24,744	18,875,960
Class C	29,326	21,777,488
Angie's List, Inc. (a)	5,678	61,379
Apigee Corp.	2,388	17,003
AppFolio, Inc. (a)	906	14,849
Autobytel, Inc. (a)	765	18,796
Baidu.com, Inc. sponsored ADR (a)	23,651	5,155,208
Bazaarvoice, Inc. (a)	9,372	43,392
Benefitfocus, Inc. (a)(b)	2,641	107,013
Blucora, Inc. (a)(b)	3,773	40,107
Brightcove, Inc. (a)	3,168	22,113
Carbonite, Inc. (a)	3,187	31,073
China Finance Online Co. Ltd. ADR (a)(b)	2,013	8,434
ChinaCache International Holdings Ltd. sponsored ADR (a)	1,294	9,550
Cimpress NV (a)(b)	2,817	259,840
comScore, Inc. (a)	3,411	143,603
Constant Contact, Inc. (a)	2,640	82,606
Cornerstone OnDemand, Inc. (a)	4,664	167,484
CoStar Group, Inc. (a)	2,731	571,434
Criteo SA sponsored ADR (a)	4,483	182,727
EarthLink Holdings Corp.	9,801	90,071
eBay, Inc. (a)	104,004	3,077,478
eGain Communications Corp. (a)	4,312	19,835
Endurance International Group Holdings, Inc. (a)(b)	11,625	162,401
Facebook, Inc. Class A (a)	192,646	20,081,419
Five9, Inc. (a)	6,178	41,084
GigaMedia Ltd. (a)	4,687	3,136
Global Sources Ltd. (a)	2,508	22,572
Gogo, Inc. (a)(b)	7,034	126,260
HomeAway, Inc. (a)	8,171	288,927
Hortonworks, Inc. (b)	3,849	65,395
IAC/InterActiveCorp	6,563	412,091
Internap Network Services Corp. (a)	5,023	36,065
iPass, Inc. (a)	12,842	13,227
j2 Global, Inc.	4,159	334,675
Limelight Networks, Inc. (a)	9,367	15,830
Liquidity Services, Inc. (a)	2,613	17,821
Live Ventures, Inc. (a)(b)	1,459	2,334
LivePerson, Inc. (a)	5,049	39,382
LogMeIn, Inc. (a)	2,161	154,339
Marchex, Inc. Class B	6,264	26,685
Marketo, Inc. (a)	3,873	117,236
MercadoLibre, Inc. (b)	3,768	464,368
Momo, Inc. ADR	3,625	48,104
Net Element International, Inc. (a)	2,126	510
NetEase, Inc. sponsored ADR	6,415	1,069,124
NIC, Inc.	6,179	126,113
Perion Network Ltd. (a)	7,399	16,352
Points International Ltd. (a)	1,753	18,529
QuinStreet, Inc. (a)	6,180	30,220
Qumu Corp. (a)	868	2,699
RealNetworks, Inc. (a)	5,593	23,155
Rediff.com India Ltd. sponsored ADR (a)	1,320	1,399
Reis, Inc.	1,249	31,262
RetailMeNot, Inc. (a)	4,521	44,125
Rightside Group Ltd. (a)(b)	2,668	21,051
Rocket Fuel, Inc. (a)(b)	5,915	20,643
SciQuest, Inc. (a)	2,731	35,257
Sify Technologies Ltd. sponsored ADR	13,742	16,078
SINA Corp. (a)	5,119	258,868
Sohu.com, Inc. (a)	3,150	158,288
SPS Commerce, Inc. (a)	1,504	111,777
Stamps.com, Inc. (a)	1,485	150,520
TechTarget, Inc. (a)	3,300	28,545
TheStreet.com, Inc.	5,886	10,065
Travelzoo, Inc. (a)	1,651	14,034
Tucows, Inc. (a)(b)	1,270	30,277
United Online, Inc. (a)	2,204	25,346
Unwired Planet, Inc. (a)	14,392	13,960
VeriSign, Inc. (a)(b)	9,641	862,291
Web.com Group, Inc. (a)	4,500	108,945
WebMD Health Corp. (a)	3,223	146,614
Weibo Corp. sponsored ADR (a)	4,340	80,724
Wix.com Ltd. (a)	3,549	88,193
Xunlei Ltd. sponsored ADR (a)	2,184	16,162
Yahoo!, Inc. (a)	80,762	2,730,563
Yandex NV (a)	21,149	351,708
YY, Inc. ADR (a)	2,620	158,720
Zillow Group, Inc. (a)(b)	4,570	118,957
Zillow Group, Inc. Class C (a)(b)	9,967	245,687
		81,512,682
IT Services - 2.8%
6D Global Technologies, Inc. (a)(b)	6,913	20,117
Acxiom Corp. (a)	6,385	146,217
Amdocs Ltd.	12,945	732,299
Automatic Data Processing, Inc.	39,385	3,397,350
Blackhawk Network Holdings, Inc. (a)	4,504	213,264
BluePhoenix Solutions Ltd. (a)	693	1,386
Cardtronics, Inc. (a)	3,933	147,920
Cass Information Systems, Inc.	1,023	55,109
China Information Technology, Inc. (a)	4,656	6,565
Cognizant Technology Solutions Corp. Class A (a)	51,830	3,347,181
Computer Task Group, Inc.	3,019	20,318
CSG Systems International, Inc.	2,976	106,332
Datalink Corp. (a)	1,986	14,597
Euronet Worldwide, Inc. (a)	4,544	353,160
ExlService Holdings, Inc. (a)	2,904	135,820
Fiserv, Inc. (a)	19,948	1,919,796
Forrester Research, Inc.	1,638	53,464
Hackett Group, Inc.	2,747	52,028
Information Services Group, Inc.	3,765	14,043
Innodata, Inc. (a)	2,773	8,069
Jack Henry & Associates, Inc.	6,664	528,988
Lionbridge Technologies, Inc. (a)	6,670	35,351
ManTech International Corp. Class A	1,754	58,741
Mattersight Corp. (a)	2,313	16,399
ModusLink Global Solutions, Inc. (a)(b)	7,199	19,653
MoneyGram International, Inc. (a)	5,850	51,363
NCI, Inc. Class A	1,067	17,616
Net 1 UEPS Technologies, Inc. (a)	4,394	66,481
Paychex, Inc.	30,739	1,667,591
PayPal Holdings, Inc. (a)	104,317	3,678,217
Perficient, Inc. (a)	3,334	58,278
PFSweb, Inc. (a)	1,562	20,587
Planet Payment, Inc. (a)	6,783	19,332
PRG-Schultz International, Inc. (a)	3,801	14,938
QIWI PLC Class B sponsored ADR (b)	4,130	78,842
Sabre Corp.	23,244	680,119
Sykes Enterprises, Inc. (a)	3,762	119,707
Syntel, Inc. (a)	7,138	345,693
Teletech Holdings, Inc.	4,294	124,612
Virtusa Corp. (a)	2,514	123,815
		18,471,358
Semiconductors & Semiconductor Equipment - 7.8%
Advanced Energy Industries, Inc. (a)	3,300	96,261
Advanced Micro Devices, Inc. (a)(b)	70,653	166,741
Aixtron AG sponsored ADR (a)	404	3,218
Alpha & Omega Semiconductor Ltd. (a)	2,522	24,564
Altera Corp.	25,614	1,352,419
Ambarella, Inc. (a)(b)	2,644	166,070
Amkor Technology, Inc. (a)	20,247	137,680
Amtech Systems, Inc. (a)	869	3,841
ANADIGICS, Inc. (a)	13,578	4,746
Analog Devices, Inc.	26,860	1,655,382
Applied Materials, Inc.	101,733	1,909,528
Applied Micro Circuits Corp. (a)(b)	7,278	53,275
ARM Holdings PLC sponsored ADR (b)	9,812	497,468
ASML Holding NV (b)	5,051	468,329
Atmel Corp.	36,008	311,469
Avago Technologies Ltd.	22,201	2,896,120
Axcelis Technologies, Inc. (a)	10,033	26,487
AXT, Inc. (a)	9,732	23,357
Broadcom Corp. Class A	47,620	2,601,481
Brooks Automation, Inc.	6,213	69,275
Cabot Microelectronics Corp. (a)	2,151	90,256
Camtek Ltd. (a)	7,619	18,819
Canadian Solar, Inc. (a)(b)	4,879	112,363
Cascade Microtech, Inc. (a)	1,761	28,616
Cavium, Inc. (a)	4,764	319,712
Ceva, Inc. (a)	1,662	42,198
China Sunergy Co. Ltd. ADR (a)	962	952
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	2,359	45,552
Cirrus Logic, Inc. (a)	5,317	175,780
Cohu, Inc.	1,947	25,525
Cree, Inc. (a)(b)	9,075	250,833
Cypress Semiconductor Corp.	27,959	302,516
Diodes, Inc. (a)	4,356	101,451
DSP Group, Inc. (a)	2,871	29,945
Entegris, Inc. (a)	11,484	156,412
EZchip Semiconductor Ltd. (a)	2,690	66,873
Fairchild Semiconductor International, Inc. (a)	9,720	189,929
First Solar, Inc. (a)	8,674	490,168
FormFactor, Inc. (a)	5,260	45,815
GSI Technology, Inc. (a)	4,839	19,356
Hanwha Solarone Co. Ltd. sponsored ADR (a)(b)	389	7,068
Himax Technologies, Inc. sponsored ADR (b)	8,884	67,785
Integrated Device Technology, Inc. (a)	12,816	359,361
Integrated Silicon Solution, Inc.	2,217	50,747
Intel Corp.	404,408	14,061,266
Intermolecular, Inc. (a)	7,945	18,035
Intersil Corp. Class A	10,863	157,296
IXYS Corp.	2,739	34,867
JA Solar Holdings Co. Ltd. ADR (a)(b)	3,771	32,921
KLA-Tencor Corp.	13,449	893,955
Kopin Corp. (a)	7,266	20,853
Kulicke & Soffa Industries, Inc. (a)	6,370	75,230
Lam Research Corp.	13,445	1,051,399
Lattice Semiconductor Corp. (a)	10,759	67,674
Linear Technology Corp.	20,211	924,047
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	4,539	167,716
Marvell Technology Group Ltd.	43,873	388,715
Mattson Technology, Inc. (a)	11,828	35,247
Maxim Integrated Products, Inc.	24,286	941,568
Mellanox Technologies Ltd. (a)	3,972	178,502
Microchip Technology, Inc.	17,741	856,535
Micron Technology, Inc. (a)	92,998	1,481,458
Microsemi Corp. (a)	8,192	294,994
MKS Instruments, Inc.	4,802	177,050
Monolithic Power Systems, Inc.	3,123	213,395
MoSys, Inc. (a)	7,701	9,318
Nanometrics, Inc. (a)	1,755	27,659
Nova Measuring Instruments Ltd. (a)	3,357	35,416
NVE Corp.	495	29,482
NVIDIA Corp.	45,921	1,456,614
NXP Semiconductors NV (a)	21,460	2,005,652
O2Micro International Ltd. sponsored ADR (a)	3,570	6,248
Omnivision Technologies, Inc. (a)	5,164	150,789
ON Semiconductor Corp. (a)	35,539	389,507
PDF Solutions, Inc. (a)	2,970	33,116
Photronics, Inc. (a)	6,078	66,676
Pixelworks, Inc. (a)	1,300	3,341
PMC-Sierra, Inc. (a)	16,438	194,462
Power Integrations, Inc.	2,946	152,308
Qorvo, Inc. (a)	12,830	745,038
QuickLogic Corp. (a)	9,088	11,905
Rambus, Inc. (a)(b)	9,804	116,962
Rubicon Technology, Inc. (a)	2,085	2,085
SemiLEDs Corp. (a)	2,414	1,086
Semtech Corp. (a)	5,715	114,872
Sigma Designs, Inc. (a)	3,593	31,205
Silicon Laboratories, Inc. (a)	3,578	193,606
Silicon Motion Technology Corp. sponsored ADR	2,707	90,062
Siliconware Precision Industries Co. Ltd. sponsored ADR (b)	4,637	31,253
Skyworks Solutions, Inc.	16,151	1,340,856
SolarEdge Technologies, Inc. (b)	3,468	68,077
SunEdison Semiconductor Ltd. (a)	3,444	32,890
SunPower Corp. (a)(b)	11,927	285,771
Synaptics, Inc. (a)	3,172	284,750
Tessera Technologies, Inc.	4,425	140,936
Texas Instruments, Inc.	87,287	5,073,120
Tower Semiconductor Ltd. (a)	7,198	113,872
Ultra Clean Holdings, Inc. (a)	2,344	11,884
Ultratech, Inc. (a)	2,183	36,260
Veeco Instruments, Inc. (a)	3,302	67,526
Vimicro International Corp. sponsored ADR (a)	2,369	31,460
Xilinx, Inc.	21,656	1,076,087
		52,000,617
Software - 9.9%
ACI Worldwide, Inc. (a)	10,395	244,490
Activision Blizzard, Inc.	61,996	2,334,769
Adobe Systems, Inc. (a)	42,319	3,870,496
Allot Communications Ltd. (a)(b)	3,650	19,272
American Software, Inc. Class A	2,461	25,471
ANSYS, Inc. (a)	7,641	712,218
Aspen Technology, Inc. (a)(b)	7,173	315,253
Attunity Ltd. (a)	1,633	22,323
Autodesk, Inc. (a)	19,180	1,217,355
Blackbaud, Inc.	4,083	252,248
Bottomline Technologies, Inc. (a)	3,411	105,434
BroadSoft, Inc. (a)	2,320	92,870
CA Technologies, Inc.	38,328	1,077,400
Cadence Design Systems, Inc. (a)	25,015	557,835
Callidus Software, Inc. (a)	4,887	101,405
CDK Global, Inc.	13,704	649,707
Changyou.com Ltd. (A Shares) ADR (a)	1,740	38,785
Check Point Software Technologies Ltd. (a)(b)	15,328	1,337,981
Citrix Systems, Inc. (a)	13,673	1,048,309
Code Rebel Corp. (b)	1,524	5,700
CommVault Systems, Inc. (a)	3,675	150,602
Covisint Corp. (a)	5,590	14,478
CyberArk Software Ltd. (a)	2,715	117,532
Datawatch Corp. (a)(b)	1,127	6,559
Descartes Systems Group, Inc. (a)	7,078	141,353
Digimarc Corp. (a)(b)	858	30,528
Digital Turbine, Inc. (a)	7,559	11,641
Ebix, Inc. (b)	2,817	105,666
Electronic Arts, Inc. (a)	26,519	1,797,723
EnerNOC, Inc. (a)(b)	2,981	12,699
EPIQ Systems, Inc.	3,300	44,649
FalconStor Software, Inc. (a)(b)	5,578	10,766
FireEye, Inc. (a)(b)	13,697	313,387
Fortinet, Inc. (a)	14,180	510,764
Glu Mobile, Inc. (a)(b)	11,658	39,404
Guidance Software, Inc. (a)(b)	3,408	20,789
Idreamsky Technology Ltd. ADR (a)	1,639	20,684
Interactive Intelligence Group, Inc. (a)	1,975	68,059
Intuit, Inc.	23,458	2,350,492
Jive Software, Inc. (a)	5,481	27,515
KongZhong Corp. sponsored ADR	3,678	25,231
Magic Software Enterprises Ltd.	6,710	36,570
Majesco Entertainment Co. (a)	760	844
Manhattan Associates, Inc. (a)	6,244	478,290
Materialise NV ADR (a)	1,987	15,836
Mentor Graphics Corp.	10,147	190,053
Microsoft Corp.	682,081	37,071,102
MicroStrategy, Inc. Class A (a)	842	145,978
Mitek Systems, Inc. (a)(b)	2,054	10,784
MobileIron, Inc. (a)(b)	9,487	41,174
Monotype Imaging Holdings, Inc.	3,405	89,994
NICE Systems Ltd. sponsored ADR	3,170	194,860
Nuance Communications, Inc. (a)	26,572	556,152
Open Text Corp.	10,457	508,031
Parametric Technology Corp. (a)	9,580	345,263
Park City Group, Inc. (a)(b)	1,985	22,927
Paylocity Holding Corp. (a)	4,194	184,284
Pegasystems, Inc.	6,774	200,104
Progress Software Corp. (a)	4,403	105,628
Proofpoint, Inc. (a)(b)	3,409	249,914
QAD, Inc.:
Class A	1,753	40,687
Class B	363	7,322
Qlik Technologies, Inc. (a)	7,800	248,118
Qualys, Inc. (a)	2,914	112,072
Rapid7, Inc. (a)(b)	3,086	52,863
RealPage, Inc. (a)	6,934	154,004
Rovi Corp. (a)	7,595	89,697
Sapiens International Corp. NV	4,216	45,870
SeaChange International, Inc. (a)	2,877	20,053
Smith Micro Software, Inc. (a)	2,938	2,350
Splunk, Inc. (a)	10,837	644,802
SS&C Technologies Holdings, Inc.	8,243	592,672
Symantec Corp.	59,566	1,166,302
Synchronoss Technologies, Inc. (a)	3,648	143,622
Synopsys, Inc. (a)	13,279	665,012
Take-Two Interactive Software, Inc. (a)	7,235	255,902
Tangoe, Inc. (a)(b)	2,884	24,802
TeleNav, Inc. (a)	3,872	27,530
The9 Ltd. sponsored ADR (a)	1,722	6,802
TiVo, Inc. (a)	14,339	128,908
Tubemogul, Inc. (a)	3,465	42,897
Ultimate Software Group, Inc. (a)	2,442	482,295
Upland Software, Inc.	1,679	12,307
Varonis Systems, Inc. (a)	2,248	40,127
Vasco Data Security International, Inc. (a)(b)	3,412	63,736
Verint Systems, Inc. (a)	5,284	247,555
Xura, Inc. (a)	2,181	56,422
Zix Corp. (a)	4,888	27,422
Zynga, Inc. (a)	63,331	163,394
		65,863,175
Technology Hardware, Storage & Peripherals - 9.5%
Apple, Inc.	486,532	57,556,729
Astro-Med, Inc.	1,241	16,816
Avid Technology, Inc. (a)	4,180	31,726
BlackBerry Ltd. (a)(b)	25,371	201,760
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	2,607	1,838
Concurrent Computer Corp.	1,544	7,674
CPI Card Group (a)(b)	5,914	57,425
Cray, Inc. (a)	3,651	126,580
Electronics for Imaging, Inc. (a)	4,567	224,148
Hutchinson Technology, Inc. (a)	2,316	8,546
Immersion Corp. (a)	2,937	39,385
Intevac, Inc. (a)	4,851	24,109
Logitech International SA	14,302	213,529
NetApp, Inc.	25,585	784,436
QLogic Corp. (a)	7,134	92,029
SanDisk Corp.	17,550	1,296,419
Seagate Technology LLC	25,849	929,013
Silicon Graphics International Corp. (a)	4,432	25,972
Smart Technologies, Inc. Class A (a)(b)	29,207	10,223
Stratasys Ltd. (a)(b)	4,583	114,575
Super Micro Computer, Inc. (a)(b)	4,036	99,124
U.S.A. Technologies, Inc. (a)	4,057	13,185
Western Digital Corp.	19,862	1,239,587
		63,114,828

TOTAL INFORMATION TECHNOLOGY		310,956,482

MATERIALS - 0.4%
Chemicals - 0.1%
A. Schulman, Inc.	2,431	84,137
AgroFresh Solutions, Inc. (a)	4,876	31,450
Balchem Corp.	2,846	194,923
Burcon NutraScience Corp. (a)	2,480	3,956
Codexis, Inc. (a)	3,780	14,440
Gulf Resources, Inc. (a)	2,574	4,453
Hawkins, Inc.	1,018	41,738
Innophos Holdings, Inc.	1,782	52,961
Innospec, Inc.	2,506	146,350
Marrone Bio Innovations, Inc. (a)(b)	2,017	3,752
Metabolix, Inc. (a)(b)	3,868	8,007
Methanex Corp. (b)	7,821	307,230
Rentech, Inc. (a)	1,879	5,374
Senomyx, Inc. (a)(b)	3,301	15,284
		914,055
Construction Materials - 0.0%
Tecnoglass, Inc. (a)(b)	2,708	40,755
U.S. Concrete, Inc. (a)	1,214	71,298
United States Lime & Minerals, Inc.	546	28,288
		140,341
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	456	41,578
Silgan Holdings, Inc.	5,225	283,874
UFP Technologies, Inc. (a)	1,058	25,826
		351,278
Metals & Mining - 0.2%
Century Aluminum Co. (a)	7,624	28,438
China Natural Resources, Inc. (a)	1,788	3,147
Globe Specialty Metals, Inc.	6,053	61,559
Handy & Harman Ltd. (a)	902	20,773
Haynes International, Inc.	957	37,419
Horsehead Holding Corp. (a)(b)	4,729	11,633
Kaiser Aluminum Corp.	1,498	128,409
Mountain Province Diamonds, Inc. (a)	15,007	40,230
Olympic Steel, Inc.	1,056	11,891
Pan American Silver Corp.	13,170	91,663
Randgold Resources Ltd. sponsored ADR (b)	4,048	245,309
Real Industries, Inc. (a)	2,174	22,349
Royal Gold, Inc.	6,031	216,814
Schnitzer Steel Industries, Inc. Class A	2,153	35,546
Silver Standard Resources, Inc. (a)(b)	7,294	38,342
Steel Dynamics, Inc.	20,891	363,294
Sutor Technology Group Ltd. (a)	867	564
Universal Stainless & Alloy Products, Inc. (a)	571	6,167
		1,363,547
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	6,325	67,361
Pope Resources, Inc. LP	468	30,083
		97,444

TOTAL MATERIALS		2,866,665

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.2%
8x8, Inc. (a)	7,197	84,925
Alaska Communication Systems Group, Inc. (a)	4,500	8,640
Atlantic Tele-Network, Inc.	1,324	104,159
B Communications Ltd.	2,805	72,621
Cogent Communications Group, Inc.	3,894	130,683
Consolidated Communications Holdings, Inc.	6,554	142,812
FairPoint Communications, Inc. (a)	2,802	51,305
Frontier Communications Corp.	100,979	503,885
General Communications, Inc. Class A (a)	3,235	67,191
Hawaiian Telcom Holdco, Inc. (a)	1,518	36,022
inContact, Inc. (a)(b)	5,517	54,453
Inteliquent, Inc.	2,840	54,556
Iridium Communications, Inc. (a)(b)	8,548	69,837
Lumos Networks Corp.	1,985	23,403
magicJack VocalTec Ltd. (a)(b)	1,527	14,125
ORBCOMM, Inc. (a)	8,106	51,959
Towerstream Corp. (a)(b)	3,477	1,426
Windstream Holdings, Inc. (b)	8,409	52,388
		1,524,390
Wireless Telecommunication Services - 0.9%
America Movil S.A.B. de CV Series A sponsored ADR	1,294	20,885
Boingo Wireless, Inc. (a)(b)	2,739	18,132
Leap Wireless International, Inc. rights (a)	4,142	10,686
NII Holdings, Inc. (a)	8,346	57,671
NTELOS Holdings Corp. (a)	1,985	18,202
Partner Communications Co. Ltd. ADR (a)	1,260	5,594
SBA Communications Corp. Class A (a)	10,934	1,149,819
Shenandoah Telecommunications Co.	1,953	94,291
Spok Holdings, Inc.	1,980	36,571
T-Mobile U.S., Inc. (a)	69,348	2,461,854
VimpelCom Ltd. sponsored ADR (b)	145,642	524,311
Vodafone Group PLC sponsored ADR	33,848	1,135,939
		5,533,955

TOTAL TELECOMMUNICATION SERVICES		7,058,345

UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	3,054	132,757
Otter Tail Corp.	3,368	89,690
		222,447
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	1,059	22,006
Independent Power and Renewable Electricity Producers - 0.1%
8Point3 Energy Partners LP	2,096	25,634
Abengoa Yield PLC	8,504	123,138
Pattern Energy Group, Inc. (b)	6,688	119,782
TerraForm Global, Inc. (a)(b)	8,197	33,034
Terraform Power, Inc.	6,353	43,836
		345,424
Water Utilities - 0.0%
Artesian Resources Corp. Class A	825	21,623
Cadiz, Inc. (a)(b)	1,671	6,233
Connecticut Water Service, Inc.	1,023	37,145
Consolidated Water Co., Inc.	1,551	18,860
Middlesex Water Co.	1,149	29,449
Pure Cycle Corp. (a)	925	4,690
York Water Co.	930	22,190
		140,190

TOTAL UTILITIES		730,067

TOTAL COMMON STOCKS
(Cost $534,860,311)		662,605,870
	Principal Amount	Value

Convertible Bonds - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Catalyst Biosciences, Inc. 0% 2/19/18
(Cost $2,378)	2,378	776
	Shares	Value

Money Market Funds - 5.7%
Fidelity Cash Central Fund, 0.18% (c)	260,336	260,336
Fidelity Securities Lending Cash Central Fund, 0.22% (c)(d)	37,962,410	37,962,410
TOTAL MONEY MARKET FUNDS
(Cost $38,222,746)		38,222,746
TOTAL INVESTMENT PORTFOLIO - 105.6%
(Cost $573,085,435)		700,829,392
NET OTHER ASSETS (LIABILITIES) - (5.6)%		(37,306,249)
NET ASSETS - 100%		$663,523,143

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,248
Fidelity Securities Lending Cash Central Fund	548,523
Total	$549,771

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$119,978,282	$119,978,282	$--	$--
Consumer Staples	36,856,387	36,856,387	--	--
Energy	3,549,737	3,549,737	--	--
Financials	46,068,231	46,068,231	--	--
Health Care	107,815,868	107,809,408	--	6,460
Industrials	26,725,806	26,725,806	--	--
Information Technology	310,956,482	310,936,365	--	20,117
Materials	2,866,665	2,866,665	--	--
Telecommunication Services	7,058,345	7,047,659	--	10,686
Utilities	730,067	730,067	--	--
Corporate Bonds	776	--	776	--
Money Market Funds	38,222,746	38,222,746	--	--
Total Investments in Securities:	$700,829,392	$700,791,353	$776	$37,263

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2015
Assets
Investment in securities, at value (including securities loaned of $37,039,364) — See accompanying schedule: Unaffiliated issuers (cost $534,862,689)	$662,606,646
Fidelity Central Funds (cost $38,222,746)	38,222,746
Total Investments (cost $573,085,435)		$700,829,392
Foreign currency held at value (cost $3,970)		3,969
Receivable for investments sold		104,848
Dividends receivable		759,165
Distributions receivable from Fidelity Central Funds		63,576
Prepaid expenses		1,394
Receivable from investment adviser for expense reductions		82,526
Total assets		701,844,870
Liabilities
Payable to custodian bank	$19,867
Payable for investments purchased	11,122
Accrued management fee	129,571
Other affiliated payables	18,759
Other payables and accrued expenses	179,998
Collateral on securities loaned, at value	37,962,410
Total liabilities		38,321,727
Net Assets		$663,523,143
Net Assets consist of:
Paid in capital		$535,397,569
Undistributed net investment income		1,316,356
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(934,604)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		127,743,822
Net Assets, for 3,300,000 shares outstanding		$663,523,143
Net Asset Value, offering price and redemption price per share ($663,523,143 ÷ 3,300,000 shares)		$201.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2015
Investment Income
Dividends		$6,980,531
Interest		652
Income from Fidelity Central Funds (including $548,523 from security lending)		549,771
Total income		7,530,954
Expenses
Management fee	$1,371,881
Transfer agent and custody fees	84,674
Distribution and service plan fees	283,815
Licensing fees	350,529
Accounting and security lending fees	212,783
Independent trustees' compensation	2,358
Audit	70,935
Legal	1,489
Miscellaneous	2,433
Total expenses before reductions	2,380,897
Expense reductions	(1,180,838)	1,200,059
Net investment income (loss)		6,330,895
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,728,172
Foreign currency transactions	(7,781)
Total net realized gain (loss)		21,720,391
Change in net unrealized appreciation (depreciation) on: Investment securities	15,918,567
Assets and liabilities in foreign currencies	(242)
Total change in net unrealized appreciation (depreciation)		15,918,325
Net gain (loss)		37,638,716
Net increase (decrease) in net assets resulting from operations		$43,969,611

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2015	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,330,895	$5,110,712
Net realized gain (loss)	21,720,391	8,928,541
Change in net unrealized appreciation (depreciation)	15,918,325	52,101,929
Net increase (decrease) in net assets resulting from operations	43,969,611	66,141,182
Distributions to shareholders from net investment income	(5,685,000)	(4,489,000)
Share transactions
Proceeds from sales of shares	192,595,838	138,314,248
Cost of shares redeemed	(38,469,901)	(16,983,481)
Net increase (decrease) in net assets resulting from share transactions	154,125,937	121,330,767
Total increase (decrease) in net assets	192,410,548	182,982,949
Net Assets
Beginning of period	471,112,595	288,129,646
End of period (including undistributed net investment income of $1,316,356 and undistributed net investment income of $969,942, respectively)	$663,523,143	$471,112,595
Other Information
Shares
Sold	1,000,000	800,000
Redeemed	(200,000)	(100,000)
Net increase (decrease)	800,000	700,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Nasdaq Composite Index Tracking Stock

Years ended November 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$188.45	$160.07	$118.93	$103.48	$98.68
Income from Investment Operations
Net investment income (loss)A	2.14	2.37B	1.75	1.35	.93
Net realized and unrealized gain (loss)	12.44	28.15	41.06	15.29	4.74
Total from investment operations	14.58	30.52	42.81	16.64	5.67
Distributions from net investment income	(1.96)	(2.14)	(1.67)	(1.19)	(.87)
Net asset value, end of period	$201.07	$188.45	$160.07	$118.93	$103.48
Total ReturnC	7.79%	19.23%	36.35%	16.13%	5.75%
Ratios to Average Net AssetsD,E
Expenses before reductions	.42%	.48%	.51%	.52%	.53%
Expenses net of fee waivers, if any	.21%	.21%	.26%	.30%	.30%
Expenses net of all reductions	.21%	.21%	.26%	.30%	.30%
Net investment income (loss)	1.11%	1.40%B	1.28%	1.16%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$663,523	$471,113	$288,130	$178,392	$155,223
Portfolio turnover rateF,G	9%	7%	10%	10%	6%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.46 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.13%.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2015

1. Organization.

Fidelity Nasdaq Composite Index Tracking Stock (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$168,279,070
Gross unrealized depreciation	(40,793,970)
Net unrealized appreciation (depreciation) on securities	$127,485,100
Tax Cost	$573,344,292

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,620,380
Capital loss carryforward	$(675,748)
Net unrealized appreciation (depreciation) on securities and other investments	$127,484,965

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(556,942)
2018	(118,806)
Total capital loss carryforward	$(675,748)

The tax character of distributions paid was as follows:

	November 30, 2015	November 30, 2014
Ordinary Income	$5,685,000	$ 4,489,000

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $62,451,128 and $51,167,550, respectively.

Securities received and delivered in-kind through subscriptions and redemptions totaled $191,907,880 and $38,352,254, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a distribution fee based on .09% of the Fund's average net assets. FDC pays these fees to NASDAQ OMX Group for marketing services provided to the Fund. The Fund does not pay a service fee.

Effective July 1, 2015, the Board of Trustees approved the elimination of the distribution fee paid by the Fund.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, the investment adviser pays NASDAQ OMX Group an annual licensing fee for the use of the NASDAQ Composite Index. The investment adviser has entered into a sub-license agreement with the Fund whereby the Fund pays the investment adviser the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

Effective January 1, 2016, the licensing fee will be paid by the investment adviser, not by the Fund.

6. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

7. Expense Reductions.

The investment adviser contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .21% of average net assets. This waiver will remain in place through January 31, 2017. Some expenses, for example interest expense, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $1,180,752.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $86.

8. Share Transactions.

The Fund issues and redeems shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to the Fund and redemption proceeds are paid with a basket of securities from the Fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity® Nasdaq Composite Index® Tracking Stock:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity® Nasdaq Composite Index® Tracking Stock (a fund of Fidelity Commonwealth Trust) at November 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity® Nasdaq Composite Index® Tracking Stock’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
January 21, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2002

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).

Linda J. Wondrack (1964)

Year of Election or Appointment: 2014

Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (Japan) Limited (investment adviser firm), FMR Investment Management (U.K.) Limited (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), FIAM LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Effective July 1, 2015, the Board of Trustees approved the elimination of the distribution fee paid by the Fund.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2015 to November 30, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During Period-B June 1, 2015 to November 30, 2015
Actual	.21%	$1,000.00	$1,014.00	$1.06
Hypothetical-C		$1,000.00	$1,024.02	$1.07

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund designates 37%, 100%, 100%, and 100% of the dividends distributed in December, March, June, and September during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Nasdaq Composite Index Tracking Stock

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally transfer agents, custodians, and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Nasdaq Composite Index Tracking Stock

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Nasdaq Composite Index Tracking Stock

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board noted that the comparisons for 2014 reflect a revised Total Mapped Group that includes only non-sector domestic equity funds and that FMR believes this Total Mapped Group is a more appropriate comparison because the fund primarily invests in domestic securities.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2014.

The Board further considered that FMR contractually agreed to waive the fund's expenses to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.21% through January 31, 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders;(viii) Fidelity's group fee structures, including the group fee schedule of breakpoints;(ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ETF-ANN-0116
1.795540.112

Fidelity® Nasdaq Composite Index® Fund Annual Report November 30, 2015

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMXGroup, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended November 30, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity® Nasdaq Composite Index® Fund	7.70%	16.58%	9.56%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Nasdaq Composite Index® Fund on November 30, 2005.

The chart shows how the value of your investment would have changed, and also shows how the Nasdaq Composite Index® performed over the same period.

Period Ending Values
$24,925	Fidelity® Nasdaq Composite Index® Fund
$25,308	Nasdaq Composite Index®

Management's Discussion of Fund Performance

Market Recap:  U.S. stocks gained modestly for the 12 months ending November 30, 2015, despite a steep decline in August and September on concern about slowing economic growth in China. The S&P 500® index rebounded in October and gained 2.75% for the year. Stocks benefited late in the period amid waning expectations for a near-term interest-rate hike by the U.S. Federal Reserve, more economic stimulus in Europe and an interest-rate cut in China. Growth stocks in the benchmark far outpaced their value counterparts, as investors continued to seek growth in a subpar economic environment. Sector performance varied widely, with more than 26 percentage points separating the leader from the laggard. Consumer discretionary (+14%) secured the top spot, benefiting from a combination of rising personal income and still-benign inflation. Information technology (+7%) and health care (+4%) also outpaced the broad market. Conversely, the energy sector (-12%) performed worst, stymied by depressed commodity prices that also hit materials (-5%). Telecommunication services (-5%) and utilities (-4%), considered defensive sectors less sensitive to the economy, also lost ground. At period end, investors remained focused on the potential global implications of a stronger U.S. dollar and how China’s transition toward a consumption-led economy may affect corporate earnings.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund performed roughly in line with the 7.86% gain of the benchmark Nasdaq Composite Index®. Technology stocks, which made up about 46% of the index weighting, contributed strongly in absolute terms for the period. Among the many stocks in this category to add value were software company Microsoft; social-networking leader Facebook; and Internet search company Google, which in October became part of a new holding company called Alphabet. The biggest individual contributor by far was online retailer Amazon.com. Its shares nearly doubled, driven by better-than-expected financial results. Video-on-demand provider Netflix also fared well. Conversely, the biggest individual detractor in absolute terms was QUALCOMM, whose shares plummeted in November after the company reported disappointing fiscal fourth-quarter earnings. Other struggling technology stocks in the index included semiconductor maker Micron Technology, Internet media company Yahoo and computer data storage manufacturer Western Digital. Other notable detractors were single-serve coffee company Keurig Green Mountain and casino gaming operator Wynn Resorts.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of November 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	8.6	9.7
Microsoft Corp.	5.6	4.9
Amazon.com, Inc.	4.0	2.6
Alphabet, Inc. Class C	3.3	2.3
Facebook, Inc. Class A	3.0	2.3
Alphabet, Inc. Class A	2.8	2.0
Intel Corp.	2.1	2.1
Gilead Sciences, Inc.	2.0	2.2
Cisco Systems, Inc.	1.8	1.9
Comcast Corp. Class A	1.7	1.6
	34.9

Market Sectors as of November 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	46.5	46.0
Consumer Discretionary	18.0	17.7
Health Care	16.1	17.1
Financials	6.9	6.4
Consumer Staples	5.5	4.9
Industrials	4.0	4.3
Telecommunication Services	1.1	0.8
Energy	0.5	0.8
Materials	0.4	0.7
Utilities	0.1	0.1

Asset Allocation (% of fund's net assets)

To match the Nasdaq Composite Index, Fidelity® Nasdaq Composite Index® Fund seeks I00% investment exposure to stocks at all times.

Investments November 30, 2015

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 18.0%
Auto Components - 0.3%
China Automotive Systems, Inc. (a)	9,677	$57,288
China XD Plastics Co. Ltd. (a)	13,378	56,589
Dorman Products, Inc. (a)(b)	9,066	432,630
Federal-Mogul Corp. Class A (a)	50,274	411,241
Fox Factory Holding Corp. (a)	10,747	190,974
Fuel Systems Solutions, Inc. (a)(b)	5,576	30,668
Gentex Corp. (b)	76,392	1,278,420
Gentherm, Inc. (a)	9,868	501,689
Motorcar Parts of America, Inc. (a)	4,574	183,234
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(b)	5,763	5,187
Shiloh Industries, Inc. (a)	4,100	28,167
SORL Auto Parts, Inc. (a)	1,464	3,440
Spartan Motors, Inc.	15,102	54,820
Strattec Security Corp.	1,057	65,915
Sypris Solutions, Inc.	1,434	2,223
The Goodyear Tire & Rubber Co.	70,879	2,472,260
		5,774,745
Automobiles - 0.4%
Kandi Technolgies, Inc. (a)(b)	14,193	143,633
Tesla Motors, Inc. (a)(b)	34,388	7,918,181
		8,061,814
Distributors - 0.2%
Core-Mark Holding Co., Inc.	6,111	521,207
Fenix Parts, Inc. (b)	5,505	34,957
LKQ Corp. (a)	79,802	2,353,361
Pool Corp.	11,299	926,970
VOXX International Corp. (a)(b)	5,545	31,828
Weyco Group, Inc.	3,999	109,613
		3,977,936
Diversified Consumer Services - 0.1%
2U, Inc. (a)(b)	11,861	286,087
American Public Education, Inc. (a)	4,342	101,038
Apollo Education Group, Inc. Class A (non-vtg.) (a)	28,112	198,471
Ascent Capital Group, Inc. (a)	3,915	78,261
ATA, Inc. ADR (a)(b)	2,232	12,254
Cambium Learning Group, Inc. (a)(b)	11,947	62,005
Capella Education Co.	3,274	157,152
Career Education Corp. (a)	23,870	100,731
Collectors Universe, Inc.	3,024	48,263
Grand Canyon Education, Inc. (a)	12,334	488,673
Houghton Mifflin Harcourt Co. (a)	35,761	706,637
Liberty Tax, Inc.	3,270	72,398
Lincoln Educational Services Corp.	1,850	3,941
National American University Holdings, Inc.	1,829	4,554
Steiner Leisure Ltd. (a)	3,043	191,344
Strayer Education, Inc. (a)	2,829	167,449
Tarena International, Inc. ADR (a)	5,406	56,060
		2,735,318
Hotels, Restaurants & Leisure - 2.6%
Amaya, Inc. (a)	35,483	560,628
BJ's Restaurants, Inc. (a)	6,602	302,372
Bloomin' Brands, Inc.	31,718	549,039
Bob Evans Farms, Inc.	5,676	226,189
Bojangles', Inc. (a)(b)	9,052	160,039
Bravo Brio Restaurant Group, Inc. (a)	5,313	56,690
Buffalo Wild Wings, Inc. (a)	5,030	806,007
Caesars Acquisition Co. (a)(b)	36,868	291,257
Caesars Entertainment Corp. (a)(b)	38,046	322,250
Carrols Restaurant Group, Inc. (a)	9,292	111,876
Century Casinos, Inc. (a)	8,025	53,768
China Lodging Group Ltd. ADR (a)	7,826	223,198
China Yida Holding Co. (a)	388	920
Churchill Downs, Inc.	4,556	669,504
Chuy's Holdings, Inc. (a)(b)	4,715	156,774
Cosi, Inc. (a)	12,944	6,252
Cracker Barrel Old Country Store, Inc. (b)	6,116	770,127
Dave & Buster's Entertainment, Inc. (a)	10,638	407,861
Del Frisco's Restaurant Group, Inc. (a)	6,044	90,600
Del Taco Restaurants, Inc. (a)(b)	10,030	110,731
Denny's Corp. (a)	22,891	220,669
Diversified Restaurant Holdings, Inc. (a)	7,360	19,578
Dunkin' Brands Group, Inc.	25,087	1,064,191
El Pollo Loco Holdings, Inc. (a)(b)	10,421	127,970
Eldorado Resorts, Inc. (a)	13,504	130,854
Empire Resorts, Inc. (a)(b)	15,367	67,461
Famous Dave's of America, Inc. (a)(b)	1,737	13,618
Fiesta Restaurant Group, Inc. (a)(b)	7,014	269,548
Fogo de Chao, Inc. (b)	8,619	141,179
Gaming Partners International Corp. (a)	597	5,033
Golden Entertainment, Inc. (a)	4,293	45,077
Good Times Restaurants, Inc. (a)	3,783	17,099
Habit Restaurants, Inc. Class A (b)	3,424	82,484
Homeinns Hotel Group ADR (a)(b)	9,827	303,163
Iao Kun Group Holding Co. Ltd. (b)	14,955	21,685
Icahn Enterprises LP	34,868	2,569,423
Ignite Restaurant Group, Inc. (a)(b)	10,009	38,535
International Speedway Corp. Class A	7,129	253,721
Interval Leisure Group, Inc.	15,789	246,624
Isle of Capri Casinos, Inc. (a)	10,571	194,929
Jack in the Box, Inc.	10,009	742,067
Jamba, Inc. (a)(b)	4,597	64,220
Kona Grill, Inc. (a)	2,496	34,719
Lindblad Expeditions Holdings (a)	17,215	189,881
Marriott International, Inc. Class A (b)	69,845	4,952,709
Melco Crown Entertainment Ltd. sponsored ADR (b)	45,566	740,448
Monarch Casino & Resort, Inc. (a)	5,282	118,422
Morgans Hotel Group Co. (a)	9,232	28,988
Nathan's Famous, Inc. (a)	1,134	49,613
Noodles & Co. (a)(b)	8,042	89,266
Norwegian Cruise Line Holdings Ltd. (a)	61,009	3,504,357
Panera Bread Co. Class A (a)	6,463	1,174,973
Papa John's International, Inc.	10,271	590,377
Papa Murphy's Holdings, Inc. (a)(b)	5,342	65,172
Peak Resorts, Inc. (b)	8,205	59,897
Penn National Gaming, Inc. (a)	20,508	327,103
Pinnacle Entertainment, Inc. (a)	15,150	496,769
Popeyes Louisiana Kitchen, Inc. (a)(b)	5,946	344,036
Potbelly Corp. (a)	7,595	94,710
Premier Exhibitions, Inc. (a)	364	382
Rave Restaurant Group, Inc. (a)(b)	4,931	29,833
RCI Hospitality Holdings, Inc. (a)	3,935	39,311
Red Robin Gourmet Burgers, Inc. (a)	3,765	254,062
Ruth's Hospitality Group, Inc.	9,576	165,186
Scientific Games Corp. Class A (a)(b)	23,757	219,040
Sonic Corp.	13,614	395,623
Starbucks Corp.	392,093	24,070,589
Texas Roadhouse, Inc. Class A	17,965	628,775
The Cheesecake Factory, Inc.	12,277	578,615
Town Sports International Holdings, Inc. (a)	5,713	9,712
Tuniu Corp. Class A sponsored ADR (a)(b)	6,783	105,408
Wendy's Co.	77,423	813,716
Wingstop, Inc. (b)	7,507	161,776
Wynn Resorts Ltd. (b)	26,805	1,682,550
		54,531,228
Household Durables - 0.2%
Bassett Furniture Industries, Inc.	3,109	97,498
Cavco Industries, Inc. (a)	2,517	233,326
Dixie Group, Inc. (a)(b)	3,770	21,263
Flexsteel Industries, Inc.	1,834	87,995
Garmin Ltd. (b)	50,167	1,898,821
GoPro, Inc. Class A (a)(b)	27,036	551,534
Green Brick Partners, Inc. (a)(b)	12,711	95,968
Helen of Troy Ltd. (a)	7,410	766,268
Hooker Furniture Corp.	3,483	95,434
iRobot Corp. (a)(b)	6,837	226,236
LGI Homes, Inc. (a)(b)	5,092	169,360
Lifetime Brands, Inc.	4,373	60,828
Nova LifeStyle, Inc. (a)(b)	3,428	6,856
SGOCO Technology Ltd. (a)	1,000	350
Skullcandy, Inc. (a)	6,790	27,635
SodaStream International Ltd. (a)(b)	5,952	86,364
Stanley Furniture Co., Inc. (a)	825	2,384
Turtle Beach Corp. (a)(b)	11,150	26,091
Universal Electronics, Inc. (a)	4,111	217,842
Vuzix Corp. (a)(b)	6,024	36,204
Zagg, Inc. (a)(b)	6,901	71,218
		4,779,475
Internet & Catalog Retail - 6.8%
1-800-FLOWERS.com, Inc. Class A (a)	10,182	78,707
Amazon.com, Inc. (a)	123,855	82,338,804
Blue Nile, Inc. (a)(b)	3,584	130,673
CafePress, Inc. (a)	1,330	5,653
Cnova NV (a)(b)	116,097	321,589
Ctrip.com International Ltd. sponsored ADR (a)(b)	40,053	4,286,072
eLong, Inc. sponsored ADR (a)(b)	2,651	45,067
Etsy, Inc. (b)	29,425	273,947
EVINE Live, Inc. (a)	15,769	29,330
Expedia, Inc.	30,841	3,796,836
FTD Companies, Inc. (a)(b)	9,021	239,237
Gaiam, Inc. Class A (a)	6,590	44,483
Groupon, Inc. Class A (a)(b)	179,983	520,151
HSN, Inc.	14,438	720,456
JD.com, Inc. sponsored ADR (a)(b)	215,004	6,596,323
Lands' End, Inc. (a)(b)	8,589	206,480
Liberty Interactive Corp.:
(Venture Group) Series A (a)	37,768	1,624,402
QVC Group Series A (a)	121,798	3,225,211
Liberty TripAdvisor Holdings, Inc. (a)	20,176	604,069
MakeMyTrip Ltd. (a)(b)	10,888	196,420
Netflix, Inc. (a)(b)	112,848	13,917,544
NutriSystem, Inc.	7,684	176,271
Overstock.com, Inc. (a)	7,039	92,633
PetMed Express, Inc. (b)	5,260	88,368
Priceline Group, Inc. (a)	13,427	16,768,309
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	16,869	759,611
Shutterfly, Inc. (a)	9,042	415,028
TripAdvisor, Inc. (a)	34,411	2,834,434
U.S. Auto Parts Network, Inc. (a)	5,624	13,948
		140,350,056
Leisure Products - 0.3%
Arctic Cat, Inc.	3,330	74,126
Black Diamond, Inc. (a)	10,163	49,494
Escalade, Inc.	5,185	62,220
Hasbro, Inc. (b)	32,667	2,387,631
JAKKS Pacific, Inc. (a)(b)	4,564	37,562
Johnson Outdoors, Inc. Class A	3,128	75,072
Malibu Boats, Inc. Class A (a)	4,435	68,831
Mattel, Inc. (b)	88,933	2,210,874
MCBC Holdings, Inc. (a)	4,794	68,794
Smith & Wesson Holding Corp. (a)	14,014	257,017
Summer Infant, Inc. (a)	1,750	3,448
		5,295,069
Media - 5.0%
AirMedia Group, Inc. ADR (a)(b)	11,144	60,735
AMC Networks, Inc. Class A (a)(b)	15,947	1,296,651
Beasley Broadcast Group, Inc. Class A	689	2,722
Bona Film Group Ltd. sponsored ADR (a)	9,136	116,119
Carmike Cinemas, Inc. (a)	6,797	148,514
Central European Media Enterprises Ltd. Class A (a)(b)	40,486	89,474
Charter Communications, Inc. Class A (a)(b)	29,725	5,569,276
Cinedigm Corp. (a)(b)	19,604	7,485
Comcast Corp.:
Class A	558,763	34,006,316
Class A (special) (non-vtg.) (b)	97,847	5,972,581
Crown Media Holdings, Inc. Class A (a)	95,611	542,114
CTC Media, Inc.	39,272	71,082
Cumulus Media, Inc. Class A (a)	60,579	24,044
Daily Journal Corp. (a)(b)	470	94,644
Dex Media, Inc. (a)(b)	2,971	357
Discovery Communications, Inc.:
Class A (a)(b)	39,719	1,236,850
Class B (a)	715	22,229
Class C (non-vtg.) (a)(b)	73,354	2,169,811
DISH Network Corp. Class A (a)	58,963	3,697,570
DreamWorks Animation SKG, Inc. Class A (a)	21,098	519,855
Emmis Communications Corp. Class A (a)	2,486	1,541
Global Eagle Entertainment, Inc. (a)(b)	20,480	221,798
Hemisphere Media Group, Inc. (a)(b)	5,186	73,797
Insignia Systems, Inc. (a)	738	2,133
Liberty Broadband Corp.:
Class A (a)	6,746	357,605
Class C (a)	20,143	1,063,752
Liberty Global PLC:
Class A (a)(b)	66,518	2,821,028
Class B (a)	247	11,105
Class C (a)	162,505	6,662,705
LiLAC Class A (a)	3,430	128,797
LiLAC Class C (a)	7,963	312,309
Liberty Media Corp.:
Class A (a)	32,900	1,332,779
Class C (a)	56,174	2,196,403
Loral Space & Communications Ltd. (a)	5,803	256,725
MDC Partners, Inc. Class A (sub. vtg.)	13,593	292,929
National CineMedia, Inc.	17,433	276,662
News Corp.:
Class A	99,286	1,424,754
Class B	53,639	775,620
Nexstar Broadcasting Group, Inc. Class A (b)	8,270	484,539
Radio One, Inc. Class D (non-vtg.) (a)(b)	10,308	17,936
ReachLocal, Inc. (a)(b)	4,325	4,412
Reading International, Inc. Class A (a)	6,809	98,254
Rentrak Corp. (a)(b)	4,175	202,028
RRSat Global Communications Network Ltd.	2,447	22,708
Salem Communications Corp. Class A	6,056	34,277
Scholastic Corp.	9,630	411,394
SFX Entertainment, Inc. (a)(b)	24,209	6,781
Sinclair Broadcast Group, Inc. Class A	18,541	650,789
Sirius XM Holdings, Inc. (a)(b)	1,405,037	5,774,702
Sizmek, Inc. (a)	11,447	53,000
Spanish Broadcasting System, Inc. Class A (a)	311	1,614
Starz Series A (a)(b)	27,143	957,605
Twenty-First Century Fox, Inc.:
Class A	322,418	9,514,555
Class B (b)	212,168	6,354,432
Viacom, Inc.:
Class A	13,463	697,383
Class B (non-vtg.)	92,038	4,582,572
Videocon d2h Ltd. sponsored ADR (a)	13,671	118,528
VisionChina Media, Inc. ADR (a)(b)	1,079	10,855
WPP PLC ADR (b)	4,765	550,262
YOU On Demand Holdings, Inc. (a)(b)	15,827	32,287
		104,441,784
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	61,502	4,640,941
Fred's, Inc. Class A	9,737	160,466
Gordmans Stores, Inc. (a)(b)	3,931	11,990
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	16,578	292,767
Sears Canada, Inc. (a)(b)	29,750	249,504
Sears Holdings Corp. (a)(b)	27,876	616,896
The Bon-Ton Stores, Inc. (b)	5,468	14,654
Tuesday Morning Corp. (a)(b)	12,485	83,400
		6,070,618
Specialty Retail - 1.5%
America's Car Mart, Inc. (a)	2,497	66,121
Ascena Retail Group, Inc. (a)(b)	50,680	574,204
bebe stores, Inc. (b)	19,126	8,802
Bed Bath & Beyond, Inc. (a)	45,369	2,473,518
Big 5 Sporting Goods Corp.	5,900	56,994
Books-A-Million, Inc. (a)	1,634	5,294
Citi Trends, Inc.	4,611	91,436
Conn's, Inc. (a)(b)	9,568	255,179
DavidsTea, Inc. (b)	5,932	69,760
Destination Maternity Corp.	3,661	20,319
Destination XL Group, Inc. (a)(b)	13,417	67,085
Finish Line, Inc. Class A	11,318	187,766
Five Below, Inc. (a)(b)	15,116	423,399
Francesca's Holdings Corp. (a)	10,562	157,691
Hibbett Sports, Inc. (a)	6,916	226,914
Kirkland's, Inc.	4,778	70,284
Mattress Firm Holding Corp. (a)(b)	9,672	477,410
Michaels Companies, Inc. (a)	55,166	1,225,237
Monro Muffler Brake, Inc.	8,307	615,050
O'Reilly Automotive, Inc. (a)	26,229	6,921,046
Office Depot, Inc. (a)	146,049	962,463
Outerwall, Inc. (b)	4,618	285,854
Pacific Sunwear of California, Inc. (a)	15,934	5,578
Perfumania Holdings, Inc. (a)	1,858	6,410
Rent-A-Center, Inc.	13,745	235,864
Ross Stores, Inc.	109,100	5,674,291
Sears Hometown & Outlet Stores, Inc. (a)	7,167	57,049
Select Comfort Corp. (a)	13,417	316,910
Shoe Carnival, Inc.	5,657	110,198
Sportsman's Warehouse Holdings, Inc. (a)	11,663	133,541
Staples, Inc.	169,583	2,046,867
Stein Mart, Inc.	12,251	94,700
Tandy Leather Factory, Inc. (a)	1,041	7,225
The Children's Place Retail Stores, Inc.	5,270	254,646
Tile Shop Holdings, Inc. (a)(b)	13,065	221,321
Tractor Supply Co.	35,600	3,180,860
Trans World Entertainment Corp. (a)	6,821	25,101
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	17,002	2,839,334
Urban Outfitters, Inc. (a)	33,467	749,661
West Marine, Inc. (a)	7,754	71,259
Winmark Corp.	1,430	136,565
Zumiez, Inc. (a)(b)	8,312	125,428
		31,534,634
Textiles, Apparel & Luxury Goods - 0.3%
Charles & Colvard Ltd. (a)	4,097	4,957
Cherokee, Inc. (a)	3,256	62,222
Columbia Sportswear Co.	19,177	898,059
Crocs, Inc. (a)	19,193	213,522
Crown Crafts, Inc.	1,184	10,478
Fossil Group, Inc. (a)(b)	12,894	496,032
G-III Apparel Group Ltd. (a)	11,884	545,119
Iconix Brand Group, Inc. (a)(b)	12,299	86,585
Joe's Jeans, Inc. (a)	4,434	909
Kingold Jewelry, Inc. (a)(b)	5,932	3,559
Lakeland Industries, Inc. (a)	2,257	31,440
lululemon athletica, Inc. (a)(b)	34,018	1,626,741
Perry Ellis International, Inc. (a)	4,580	94,989
Rocky Brands, Inc.	1,460	16,586
Sequential Brands Group, Inc. (a)(b)	10,511	94,073
Steven Madden Ltd. (a)	16,581	528,934
Superior Uniform Group, Inc.	4,267	78,897
Vera Bradley, Inc. (a)(b)	12,080	143,873
		4,936,975

TOTAL CONSUMER DISCRETIONARY		372,489,652

CONSUMER STAPLES - 5.5%
Beverages - 0.5%
Coca-Cola Bottling Co. Consolidated	1,868	361,776
Craft Brew Alliance, Inc. (a)	5,814	56,512
MGP Ingredients, Inc. (b)	4,238	88,659
Monster Beverage Corp.	54,409	8,412,175
National Beverage Corp. (a)	13,020	565,719
Primo Water Corp. (a)	8,555	76,054
		9,560,895
Food & Staples Retailing - 2.4%
Andersons, Inc.	7,288	251,217
Casey's General Stores, Inc.	10,286	1,195,953
Chefs' Warehouse Holdings (a)(b)	7,607	148,945
China Jo-Jo Drugstores, Inc. (a)	1,100	2,002
Costco Wholesale Corp.	115,758	18,685,656
Fairway Group Holdings Corp. (a)(b)	10,070	8,383
Fresh Market, Inc. (a)(b)	12,458	298,743
G Willi-Food International Ltd. (a)	4,242	14,508
Ingles Markets, Inc. Class A	3,821	208,130
PriceSmart, Inc. (b)	8,606	802,079
SpartanNash Co.	11,054	238,987
Sprouts Farmers Market LLC (a)(b)	41,149	992,925
United Natural Foods, Inc. (a)	13,144	577,153
Village Super Market, Inc. Class A	3,307	85,651
Walgreens Boots Alliance, Inc.	289,278	24,308,030
Whole Foods Market, Inc.	94,933	2,767,297
		50,585,659
Food Products - 2.6%
Alico, Inc.	2,730	116,516
Blue Buffalo Pet Products, Inc. (a)(b)	53,046	953,237
Boulder Brands, Inc. (a)(b)	17,590	192,259
Bridgford Foods Corp. (a)	433	4,425
Cal-Maine Foods, Inc. (b)	11,671	636,186
Calavo Growers, Inc.	4,637	262,361
Diamond Foods, Inc. (a)	8,269	334,729
Farmer Brothers Co. (a)(b)	5,302	154,977
Freshpet, Inc. (b)	8,946	77,025
Inventure Foods, Inc. (a)(b)	6,705	50,690
J&J Snack Foods Corp.	4,945	576,983
John B. Sanfilippo & Son, Inc.	2,459	141,515
Keurig Green Mountain, Inc. (b)	40,716	2,133,518
Lancaster Colony Corp.	7,304	849,163
Landec Corp. (a)	8,847	113,330
Lifeway Foods, Inc. (a)	5,561	61,171
Limoneira Co. (b)	5,024	85,559
Mondelez International, Inc. (b)	426,631	18,626,709
Origin Agritech Ltd. (a)(b)	2,765	3,982
Pilgrim's Pride Corp. (b)	67,322	1,449,443
S&W Seed Co. (a)(b)	3,247	14,287
Sanderson Farms, Inc. (b)	5,797	433,674
Seneca Foods Corp. Class A (a)	2,946	81,133
SkyPeople Fruit Juice, Inc. (a)(b)	1,700	869
Snyders-Lance, Inc. (b)	18,562	688,093
SunOpta, Inc. (a)	24,535	174,935
The Hain Celestial Group, Inc. (a)	26,285	1,122,370
The Kraft Heinz Co.	321,330	23,678,808
		53,017,947
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	13,206	208,523
WD-40 Co.	4,288	423,526
		632,049
Personal Products - 0.0%
Elizabeth Arden, Inc. (a)(b)	7,908	81,057
Inter Parfums, Inc.	8,757	233,462
LifeVantage Corp. (a)(b)	4,116	34,821
Mannatech, Inc. (a)	625	13,638
Natural Health Trends Corp. (b)	3,011	145,702
Nature's Sunshine Products, Inc.	7,919	93,207
Neptune Technologies & Bioressources, Inc. (a)(b)	17,693	20,271
Nutraceutical International Corp. (a)	3,582	89,478
Reliv International, Inc. (a)	923	609
Synutra International, Inc. (a)(b)	15,342	78,551
The Female Health Co. (a)(b)	6,933	10,677
United-Guardian, Inc.	1,179	21,493
		822,966

TOTAL CONSUMER STAPLES		114,619,516

ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Archrock Partners LP	16,542	265,830
Dawson Geophysical Co. (a)	7,613	33,726
ENGlobal Corp. (a)	5,041	6,100
Forbes Energy Services Ltd. (a)	4,367	1,616
Geospace Technologies Corp. (a)(b)	6,461	82,249
Glori Energy, Inc. (a)(b)	5,415	4,278
Gulf Island Fabrication, Inc.	5,322	52,688
Matrix Service Co. (a)	7,140	164,149
Mitcham Industries, Inc. (a)(b)	2,123	8,089
Ocean Rig UDW, Inc. (United States) (b)	41,051	80,870
Patterson-UTI Energy, Inc.	41,561	674,119
PHI, Inc. (non-vtg.) (a)	5,206	111,252
Profire Energy, Inc. (a)	7,873	10,629
RigNet, Inc. (a)(b)	4,758	105,104
SAExploration Holdings, Inc. (a)	3,388	8,063
Synthesis Energy Systems, Inc. (a)(b)	23,079	20,540
Tesco Corp.	14,411	121,197
		1,750,499
Oil, Gas & Consumable Fuels - 0.4%
Abraxas Petroleum Corp. (a)	25,964	34,272
Aemetis, Inc. (a)(b)	5,390	16,062
Alliance Holdings GP, LP	16,957	404,424
Alliance Resource Partners LP	19,407	332,830
Amyris, Inc. (a)(b)	50,335	84,059
Approach Resources, Inc. (a)(b)	8,306	18,522
Blueknight Energy Partners LP	9,473	58,733
BreitBurn Energy Partners LP	53,725	107,450
Calumet Specialty Products Partners LP	20,128	512,056
Capital Product Partners LP	27,392	172,570
Carrizo Oil & Gas, Inc. (a)	15,206	614,018
Ceres, Inc. (a)	312	304
Clean Energy Fuels Corp. (a)(b)	24,912	117,336
Diamondback Energy, Inc. (b)	17,720	1,382,514
Dorchester Minerals LP	8,986	119,244
Energy XXI (Bermuda) Ltd. (b)	29,919	46,973
EV Energy Partners LP	11,535	40,257
FX Energy, Inc. (a)	8,238	9,391
Gevo, Inc. (a)	314	458
Golar LNG Ltd. (b)	25,480	696,878
Golar LNG Partners LP	12,813	183,738
Green Plains Partners LP	5,333	70,449
Green Plains, Inc.	10,332	244,765
Gulfport Energy Corp. (a)	27,985	711,379
Hallador Energy Co. (b)	7,855	52,943
Hongli Clean Energy Technologies Corp. (a)	4,480	2,136
Isramco, Inc. (a)(b)	558	51,336
Legacy Reserves LP	16,922	52,797
Lilis Energy, Inc. (a)	2,890	287
LINN Energy LLC/LINN Energy Finance Corp.	89,634	180,164
LinnCo LLC (b)	32,952	57,996
Magellan Petroleum Corp. (a)	569	299
Marine Petroleum Trust	339	1,949
Martin Midstream Partners LP	9,110	229,572
Memorial Production Partners LP	20,313	74,346
Memorial Resource Development Corp. (a)	55,754	908,233
Mid-Con Energy Partners LP	7,322	17,060
Pacific Ethanol, Inc. (a)(b)	12,497	62,360
PDC Energy, Inc. (a)	10,754	607,493
PennTex Midstream Partners LP	5,329	76,098
PrimeEnergy Corp. (a)	333	17,050
Renewable Energy Group, Inc. (a)	13,388	120,626
Rex Energy Corp. (a)(b)	14,752	20,210
Royale Energy, Inc. (a)	2,924	1,316
Solazyme, Inc. (a)(b)	22,326	73,676
StealthGas, Inc. (a)(b)	12,561	49,239
Torchlight Energy Resources, Inc. (a)(b)	2,041	2,959
TransGlobe Energy Corp. (a)	19,974	39,336
U.S. Energy Corp. (a)	3,179	764
Uranium Resources, Inc. (a)	5,678	3,236
Vanguard Natural Resources LLC	34,513	197,069
Vertex Energy, Inc. (a)(b)	4,311	8,320
Viper Energy Partners LP	21,992	335,378
Warren Resources, Inc. (a)	12,572	3,118
Westmoreland Coal Co. (a)(b)	4,186	25,116
Zion Oil & Gas, Inc. (a)	3,214	6,299
Zion Oil & Gas, Inc. rights 1/15/16 (b)	32	0
		9,257,463

TOTAL ENERGY		11,007,962

FINANCIALS - 6.9%
Banks - 3.1%
1st Source Corp.	9,007	304,527
Access National Corp.	2,974	64,982
ACNB Corp.	934	20,128
American National Bankshares, Inc.	4,129	107,354
American River Bankshares (a)	684	7,059
Ameris Bancorp	7,613	260,288
Ames National Corp.	3,882	98,370
Arrow Financial Corp.	7,524	214,208
Avenue Financial Holdings, Inc.	3,947	55,140
BancFirst Corp.	6,438	415,058
Bancorp, Inc., Delaware (a)	10,990	84,403
Bank of Commerce Holdings	4,385	32,142
Bank of Marin Bancorp	2,183	119,912
Bank of the Ozarks, Inc.	22,545	1,223,743
Bankwell Financial Group, Inc. (b)	2,711	53,407
Banner Corp.	8,729	458,273
Baylake Corp.	1,626	23,479
BBCN Bancorp, Inc.	21,841	413,013
BCB Bancorp, Inc.	1,563	17,474
Blue Hills Bancorp, Inc.	9,688	157,527
BNC Bancorp	9,925	253,088
BOK Financial Corp. (b)	17,838	1,228,146
Boston Private Financial Holdings, Inc.	19,672	238,031
Bridge Bancorp, Inc.	5,128	163,481
Bryn Mawr Bank Corp.	4,312	128,282
C & F Financial Corp.	1,129	44,020
California First National Bancorp	3,963	52,827
Camden National Corp.	2,576	115,765
Capital Bank Financial Corp. Series A	8,605	290,161
Capital City Bank Group, Inc.	6,123	96,437
Cardinal Financial Corp.	9,297	228,706
Cascade Bancorp (a)	28,819	172,914
Cathay General Bancorp	21,758	746,735
Centerstate Banks of Florida, Inc.	11,574	184,490
Central Valley Community Bancorp	3,341	37,519
Century Bancorp, Inc. Class A (non-vtg.)	1,598	71,766
Chemical Financial Corp.	10,262	378,155
Chemung Financial Corp.	1,150	32,085
Citizens & Northern Corp.	5,396	110,780
Citizens Holding Co.	1,328	28,791
City Holding Co.	4,337	216,503
Civista Bancshares, Inc.	1,242	13,376
CNB Financial Corp., Pennsylvania	6,443	120,420
CoBiz, Inc.	15,813	216,954
Codorus Valley Bancorp, Inc.	580	12,203
Colony Bankcorp, Inc. (a)	217	2,092
Columbia Banking Systems, Inc.	15,138	538,005
Commerce Bancshares, Inc. (b)	25,110	1,153,051
Community Trust Bancorp, Inc.	5,622	206,327
CommunityOne Bancorp (a)	8,761	123,530
ConnectOne Bancorp, Inc.	8,767	171,044
County Bancorp, Inc. (b)	1,532	30,640
CU Bancorp (a)	5,341	143,780
CVB Financial Corp.	26,635	492,748
DNB Financial Corp.	927	25,947
Eagle Bancorp, Inc. (a)(b)	8,834	482,601
East West Bancorp, Inc.	37,722	1,636,380
Eastern Virginia Bankshares, Inc.	5,032	34,419
Enterprise Bancorp, Inc.	2,780	68,082
Enterprise Financial Services Corp.	4,979	145,885
Farmers Capital Bank Corp. (a)	2,162	58,396
Farmers National Banc Corp.	7,589	63,823
Fidelity Southern Corp.	5,915	133,797
Fifth Third Bancorp	210,636	4,353,846
Financial Institutions, Inc.	4,125	112,489
First Bancorp, North Carolina	7,479	145,766
First Busey Corp.	8,511	187,157
First Business Finance Services, Inc.	2,872	74,442
First Citizen Bancshares, Inc.	3,077	815,159
First Community Bancshares, Inc.	10,709	218,464
First Connecticut Bancorp, Inc.	7,134	130,196
First Financial Bancorp, Ohio	17,306	348,716
First Financial Bankshares, Inc. (b)	17,187	617,185
First Financial Corp., Indiana	4,467	163,314
First Foundation, Inc. (a)	4,911	112,609
First Internet Bancorp	1,663	53,632
First Interstate Bancsystem, Inc.	5,223	158,831
First Merchants Corp.	9,826	267,267
First Midwest Bancorp, Inc., Delaware	20,509	400,746
First NBC Bank Holding Co. (a)	4,997	211,573
First Niagara Financial Group, Inc.	92,281	994,789
First Northwest Bancorp	4,402	61,716
First of Long Island Corp.	4,899	153,731
First South Bancorp, Inc., Virginia	619	5,385
First United Corp. (a)	493	4,994
FirstMerit Corp.	43,076	871,427
Flushing Financial Corp.	9,009	205,135
Fulton Financial Corp.	43,205	625,176
German American Bancorp, Inc.	5,293	182,503
Glacier Bancorp, Inc.	19,346	568,385
Great Southern Bancorp, Inc.	4,297	218,545
Green Bancorp, Inc. (a)	12,894	174,843
Grupo Financiero Galicia SA sponsored ADR (a)(b)	11,418	287,163
Guaranty Bancorp	6,892	120,748
Hampton Roads Bankshares, Inc. (a)(b)	51,574	96,443
Hancock Holding Co.	19,650	572,208
Hanmi Financial Corp.	8,261	215,612
Hawthorn Bancshares, Inc.	678	10,462
Heartland Financial U.S.A., Inc.	5,807	221,305
Heritage Commerce Corp.	10,547	113,908
Heritage Financial Corp., Washington	8,122	159,029
Heritage Oaks Bancorp	10,896	90,764
Home Bancshares, Inc.	17,599	794,067
HomeTrust Bancshares, Inc. (a)	6,601	131,954
Horizon Bancorp Industries	2,246	61,832
Huntington Bancshares, Inc.	199,654	2,333,955
IBERIABANK Corp.	10,484	664,371
Independent Bank Corp.	7,383	114,510
Independent Bank Corp., Massachusetts (b)	6,977	360,990
Independent Bank Group, Inc.	5,201	207,884
International Bancshares Corp.	18,696	570,415
Investar Holding Corp.	1,376	24,355
Investors Bancorp, Inc.	83,811	1,074,457
Lakeland Bancorp, Inc.	15,606	188,677
Lakeland Financial Corp.	5,665	272,713
Landmark Bancorp, Inc.	519	13,419
LCNB Corp.	2,330	38,562
LegacyTexas Financial Group, Inc.	12,443	379,636
Live Oak Bancshares, Inc. (b)	8,328	131,582
Macatawa Bank Corp.	12,036	70,892
MainSource Financial Group, Inc.	7,855	180,822
MB Financial, Inc.	20,686	739,318
MBT Financial Corp. (a)	6,453	42,267
Mercantile Bank Corp.	6,559	169,681
Merchants Bancshares, Inc.	2,816	92,055
Metro Bancorp, Inc.	3,750	127,425
Middleburg Financial Corp.	2,232	41,002
MidWestOne Financial Group, Inc.	4,035	128,111
Monarch Financial Holdings, Inc.	2,476	32,386
MutualFirst Financial, Inc.	1,656	39,413
National Bankshares, Inc.	2,969	106,646
National Penn Bancshares, Inc.	37,295	465,815
NBT Bancorp, Inc.	11,948	359,993
NewBridge Bancorp	13,272	170,412
Northeast Bancorp	1,292	13,850
Northrim Bancorp, Inc.	1,960	57,683
Norwood Financial Corp.	895	25,731
Oak Valley Bancorp Oakdale California	1,916	19,352
Ohio Valley Banc Corp.	1,615	41,166
Old Line Bancshares, Inc.	2,635	46,350
Old National Bancorp, Indiana	27,443	404,784
Old Point Financial Corp.	453	8,240
Old Second Bancorp, Inc. (a)	10,975	85,056
Opus Bank (b)	7,867	309,802
Orrstown Financial Services, Inc.	2,177	38,685
Pacific Continental Corp.	8,315	132,292
Pacific Mercantile Bancorp (a)	9,313	62,770
Pacific Premier Bancorp, Inc. (a)	5,329	124,858
PacWest Bancorp	30,719	1,444,407
Park Sterling Corp.	17,930	135,730
Patriot National Bancorp, Inc. (a)	1,723	26,293
Peapack-Gladstone Financial Corp.	5,501	125,313
Penns Woods Bancorp, Inc.	1,952	87,079
People's Utah Bancorp	5,586	95,018
Peoples Bancorp of North Carolina	1,863	35,602
Peoples Bancorp, Inc.	4,675	96,399
Peoples Financial Services Corp. (b)	2,561	102,210
Peoples United Financial, Inc.	80,169	1,342,831
Pinnacle Financial Partners, Inc.	10,446	567,531
Popular, Inc. (b)	27,481	816,461
Preferred Bank, Los Angeles	4,081	148,630
Premier Financial Bancorp, Inc.	766	11,697
PrivateBancorp, Inc.	20,899	921,855
QCR Holdings, Inc.	3,459	83,708
Renasant Corp.	10,020	366,031
Republic Bancorp, Inc., Kentucky Class A	6,722	180,284
Republic First Bancorp, Inc. (a)(b)	9,584	44,182
S&T Bancorp, Inc.	9,173	311,148
Sandy Spring Bancorp, Inc.	8,000	235,040
SB Financial Group, Inc.	723	8,076
Seacoast Banking Corp., Florida (a)	8,557	137,340
ServisFirst Bancshares, Inc.	6,733	331,398
Shore Bancshares, Inc.	4,335	45,994
Sierra Bancorp	6,519	116,299
Signature Bank (a)	13,135	2,077,300
Simmons First National Corp. Class A	8,151	469,987
South State Corp.	6,471	508,685
Southcoast Financial Corp. (a)	2,249	35,129
Southern National Bancorp of Virginia, Inc.	3,827	47,263
Southside Bancshares, Inc.	7,203	203,413
Southwest Bancorp, Inc., Oklahoma	6,487	120,010
State Bank Financial Corp.	9,915	231,119
Stock Yards Bancorp, Inc.	7,672	308,951
Stonegate Bank	3,298	111,538
Suffolk Bancorp	3,853	114,203
Summit Financial Group, Inc.	616	7,226
Sun Bancorp, Inc. (a)	7,471	163,764
SVB Financial Group (a)	13,472	1,784,771
Talmer Bancorp, Inc. Class A	17,236	314,902
Texas Capital Bancshares, Inc. (a)	12,493	740,585
The First Bancorp, Inc.	4,381	97,214
TowneBank	13,976	313,761
Trico Bancshares	6,847	200,617
TriState Capital Holdings, Inc. (a)	11,621	153,746
Triumph Bancorp, Inc.	5,436	94,749
Trustmark Corp.	15,882	401,021
UMB Financial Corp.	12,928	681,306
Umpqua Holdings Corp.	51,702	926,500
Union Bankshares Corp.	11,901	319,542
Union Bankshares, Inc.	744	20,534
United Bankshares, Inc., West Virginia	18,022	759,087
United Community Bank, Inc.	18,173	379,452
United Security Bancshares, Inc.	450	3,839
United Security Bancshares, California	1,169	6,137
Univest Corp. of Pennsylvania	7,897	164,889
Veritex Holdings, Inc. (a)	3,105	53,437
Washington Trust Bancorp, Inc.	4,769	194,861
WesBanco, Inc.	10,966	371,967
West Bancorp., Inc.	5,705	118,265
Westamerica Bancorp. (b)	7,842	384,258
Wilshire Bancorp, Inc.	20,853	257,326
Wintrust Financial Corp.	12,400	652,612
Your Community Bankshares, Inc.	63	1,909
Zions Bancorporation	51,696	1,548,812
		63,809,811
Capital Markets - 1.0%
American Capital Senior Floating Ltd.	4,809	52,274
BGC Partners, Inc. Class A	58,369	530,282
Calamos Asset Management, Inc. Class A	6,503	61,844
Capital Southwest Corp.	4,122	64,509
Capitala Finance Corp. (b)	5,297	74,158
Carlyle Group LP	22,905	412,977
CIFI Corp.	6,065	42,455
CM Finance, Inc. (b)	3,792	42,888
Cowen Group, Inc. Class A (a)(b)	30,004	142,519
Diamond Hill Investment Group, Inc.	1,005	221,291
E*TRADE Financial Corp. (a)	76,250	2,320,288
FBR & Co.	2,691	56,942
Fifth Street Asset Management, Inc. Class A (b)	4,060	18,514
Financial Engines, Inc. (b)	13,359	481,325
Harris & Harris Group, Inc. (a)	12,222	27,133
Harvest Capital Credit Corp.	3,560	42,115
Hennessy Advisors, Inc.	1,715	50,181
Horizon Technology Finance Corp.	3,800	46,208
Interactive Brokers Group, Inc.	17,089	740,979
INTL FCStone, Inc. (a)	4,767	169,610
LPL Financial (b)	24,522	1,127,522
Newtek Business Services Corp.	4,408	61,888
Northern Trust Corp.	61,729	4,625,971
SEI Investments Co.	44,131	2,400,285
Siebert Financial Corp. (a)	2,067	2,584
Silvercrest Asset Management Group Class A	3,070	39,511
T. Rowe Price Group, Inc.	68,089	5,184,977
U.S. Global Investments, Inc. Class A	870	1,096
Virtu Financial, Inc. Class A	9,125	203,031
Virtus Investment Partners, Inc.	2,469	336,377
WisdomTree Investments, Inc. (b)	37,005	804,859
		20,386,593
Consumer Finance - 0.2%
Asta Funding, Inc. (a)	3,624	30,369
Atlanticus Holdings Corp. (a)	2,291	7,285
Consumer Portfolio Services, Inc. (a)	7,107	33,261
Credit Acceptance Corp. (a)(b)	5,503	1,102,911
Encore Capital Group, Inc. (a)(b)	6,717	221,459
EZCORP, Inc. (non-vtg.) Class A (a)(b)	16,249	94,082
First Cash Financial Services, Inc. (a)	7,527	292,725
Navient Corp.	96,614	1,150,673
Nicholas Financial, Inc. (a)	3,320	42,762
PRA Group, Inc. (a)(b)	12,804	528,933
QC Holdings, Inc.	1,821	2,458
SLM Corp. (a)	112,123	757,391
World Acceptance Corp. (a)(b)	2,333	100,646
		4,364,955
Diversified Financial Services - 0.8%
A-Mark Precious Metals, Inc.	2,324	36,022
CBOE Holdings, Inc.	21,965	1,586,093
China Commercial Credit, Inc. (a)	1,526	694
CME Group, Inc.	89,597	8,749,147
MarketAxess Holdings, Inc.	9,894	1,056,481
Markit Ltd. (a)	54,117	1,596,452
Marlin Business Services Corp.	3,780	66,074
Morningstar, Inc.	11,847	956,645
NewStar Financial, Inc. (a)	12,887	124,102
PICO Holdings, Inc. (a)	6,956	75,333
Resource America, Inc. Class A	7,199	42,042
The NASDAQ OMX Group, Inc.	43,982	2,578,225
Tiptree Financial, Inc.	10,225	70,246
Value Line, Inc.	1,458	22,132
WL Ross Holding Corp. (a)	24,206	242,302
		17,201,990
Insurance - 0.7%
AMBAC Financial Group, Inc. (a)	11,994	202,459
American Independence Corp. (a)	848	7,836
American National Insurance Co.	7,629	819,049
Amerisafe, Inc.	5,170	278,353
AmTrust Financial Services, Inc.	21,341	1,334,026
Arch Capital Group Ltd. (a)(b)	31,583	2,288,820
Argo Group International Holdings, Ltd.	6,953	441,724
Atlas Financial Holdings, Inc. (a)	3,081	64,609
Baldwin & Lyons, Inc. Class B	6,121	143,537
Cincinnati Financial Corp.	41,744	2,550,976
CNinsure, Inc. ADR (a)	10,482	94,862
Donegal Group, Inc. Class A	10,694	148,860
eHealth, Inc. (a)	6,376	82,569
EMC Insurance Group	5,956	155,571
Enstar Group Ltd. (a)	4,259	656,354
Erie Indemnity Co. Class A	12,733	1,226,570
Federated National Holding Co.	4,343	124,166
Global Indemnity PLC (a)	4,545	133,350
Greenlight Capital Re, Ltd. (a)	7,607	156,780
Hallmark Financial Services, Inc. (a)	7,017	89,467
Health Insurance Innovations, Inc. (a)(b)	2,090	11,328
Infinity Property & Casualty Corp.	2,765	236,408
Investors Title Co.	621	54,058
James River Group Holdings Ltd.	8,075	259,208
Kansas City Life Insurance Co.	3,287	164,087
Kingstone Companies, Inc.	3,333	32,663
Maiden Holdings Ltd.	20,674	318,586
National General Holdings Corp.	25,378	556,032
National Interstate Corp.	7,415	193,828
National Western Life Group, Inc.	983	258,775
Navigators Group, Inc. (a)	3,760	324,338
Oxbridge Re Holdings Ltd.	1,344	7,325
Safety Insurance Group, Inc.	3,962	221,912
Selective Insurance Group, Inc.	15,878	547,950
State Auto Financial Corp.	11,447	265,685
State National Companies, Inc.	13,036	131,794
Unico American Corp. (a)	912	8,217
United Fire Group, Inc.	6,914	276,767
United Insurance Holdings Corp.	6,540	123,868
		14,992,767
Real Estate Investment Trusts - 0.6%
American Capital Agency Corp.	90,211	1,619,287
American Capital Mortgage Investment Corp.	12,032	180,360
CareTrust (REIT), Inc.	12,338	137,692
CIM Commercial Trust Corp.	24,432	451,748
Communications Sales & Leasing, Inc.	41,041	798,247
CyrusOne, Inc.	17,513	633,270
Equinix, Inc.	15,071	4,468,552
Gaming & Leisure Properties	30,183	820,676
Gladstone Commercial Corp.	8,799	128,377
Gladstone Land Corp.	3,258	30,658
Gyrodyne LLC (b)	955	25,747
Lamar Advertising Co. Class A	20,981	1,225,500
New York Mortgage Trust, Inc. (b)	32,846	190,507
Potlatch Corp.	11,126	371,831
Retail Opportunity Investments Corp.	29,119	532,587
Sabra Health Care REIT, Inc.	17,866	369,469
SoTHERLY Hotels, Inc.	7,917	49,085
United Development Funding IV (b)	9,244	165,190
		12,198,783
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	5,149	148,137
AV Homes, Inc. (a)	7,112	98,999
China HGS Real Estate, Inc. (a)(b)	10,514	21,554
China Housing & Land Development, Inc. (a)(b)	854	3,518
Colliers International Group, Inc.	10,033	454,150
Cresud S.A.C.I.F. y A. sponsored ADR	12,181	134,235
Elbit Imaging Ltd. (a)	109	117
FirstService Corp.	9,317	379,392
FRP Holdings, Inc. (a)	3,157	97,835
Griffin Industrial Realty, Inc.	1,362	36,747
Landmark Infrastructure Partners LP (b)	3,065	44,749
Stratus Properties, Inc. (a)	1,767	29,368
		1,448,801
Thrifts & Mortgage Finance - 0.4%
America First Tax Exempt Investors LP	16,601	90,143
Anchor BanCorp Wisconsin, Inc. (a)	2,723	114,339
ASB Bancorp, Inc. (a)	402	10,440
Bank Mutual Corp.	16,323	126,014
BankFinancial Corp.	8,518	109,456
Bear State Financial, Inc. (b)	10,743	114,413
Beneficial Bancorp, Inc. (a)	21,175	295,603
BofI Holding, Inc. (a)(b)	15,988	320,240
Brookline Bancorp, Inc., Delaware	18,523	217,460
BSB Bancorp, Inc. (a)	3,808	86,442
Cape Bancorp, Inc.	4,456	58,507
Capitol Federal Financial, Inc.	32,971	427,634
Carver Bancorp, Inc. (a)	695	4,128
Charter Financial Corp.	8,303	110,762
Cheviot Financial Corp.	2,477	37,527
Chicopee Bancorp, Inc.	1,629	28,019
Clifton Bancorp, Inc.	8,796	130,533
Dime Community Bancshares, Inc.	11,555	213,883
ESSA Bancorp, Inc.	3,470	46,463
First Clover Leaf Financial Corp.	1,082	10,528
First Defiance Financial Corp.	2,593	107,687
First Financial Northwest, Inc.	7,408	100,304
Fox Chase Bancorp, Inc.	6,251	114,018
HF Financial Corp.	1,845	29,944
Hingham Institution for Savings	684	89,050
HMN Financial, Inc. (a)	448	5,389
Home Bancorp, Inc.	2,884	76,138
HomeStreet, Inc. (a)(b)	5,897	127,788
HopFed Bancorp, Inc.	1,199	14,016
Kearny Financial Corp.	23,244	292,874
Lake Shore Bancorp, Inc.	812	10,848
Lake Sunapee Bank Group	999	13,986
Lendingtree, Inc. (a)(b)	3,133	319,190
Meridian Bancorp, Inc.	15,039	220,472
Meta Financial Group, Inc.	2,042	91,890
NMI Holdings, Inc. (a)	16,701	123,420
Northeast Community Bancorp, Inc.	696	5,317
Northfield Bancorp, Inc.	11,433	182,128
Northwest Bancshares, Inc.	27,097	377,732
Ocean Shore Holding Co.	2,171	37,450
OceanFirst Financial Corp.	6,256	123,619
Oneida Financial Corp.	2,123	42,736
Oritani Financial Corp.	11,125	192,908
Provident Financial Holdings, Inc.	2,969	54,867
Prudential Bancorp, Inc.	3,638	54,352
Pulaski Financial Corp.	5,265	86,399
River Valley Bancorp	460	16,509
Riverview Bancorp, Inc.	4,177	18,797
Severn Bancorp, Inc. (a)	677	3,845
SI Financial Group, Inc.	4,494	58,332
Southern Missouri Bancorp, Inc.	1,692	40,405
Territorial Bancorp, Inc.	3,435	98,962
TFS Financial Corp.	80,515	1,511,267
Trustco Bank Corp., New York	27,386	179,652
United Community Financial Corp.	19,889	116,947
United Financial Bancorp, Inc. New	13,618	189,426
Washington Federal, Inc.	23,600	609,824
Waterstone Financial, Inc.	10,295	142,586
Westfield Financial, Inc.	5,006	40,248
WSFS Financial Corp.	7,772	265,492
		8,739,348

TOTAL FINANCIALS		143,143,048

HEALTH CARE - 16.1%
Biotechnology - 10.5%
Abeona Therapeutics, Inc. (a)(b)	8,888	41,329
ACADIA Pharmaceuticals, Inc. (a)(b)	26,842	1,018,654
Acceleron Pharma, Inc. (a)	8,908	381,886
Achillion Pharmaceuticals, Inc. (a)(b)	36,086	367,355
Acorda Therapeutics, Inc. (a)(b)	11,768	449,420
Adamas Pharmaceuticals, Inc. (a)	4,619	73,765
Adaptimmune Therapeutics PLC sponsored ADR	2,923	26,424
ADMA Biologics, Inc. (a)(b)	4,173	38,392
Aduro Biotech, Inc. (b)	16,512	511,707
Advaxis, Inc. (a)(b)	8,036	96,995
Aegerion Pharmaceuticals, Inc. (a)(b)	7,858	80,466
Affimed NV (a)(b)	8,764	65,379
Agenus, Inc. (a)	21,582	110,284
Agios Pharmaceuticals, Inc. (a)(b)	9,977	644,414
Aimmune Therapeutics, Inc. (a)(b)	11,222	240,039
Akebia Therapeutics, Inc. (a)	7,485	80,314
Alder Biopharmaceuticals, Inc. (a)	11,550	430,353
Alexion Pharmaceuticals, Inc. (a)(b)	60,043	10,714,073
Alkermes PLC (a)	39,558	2,901,975
Alnylam Pharmaceuticals, Inc. (a)	22,430	2,334,066
AMAG Pharmaceuticals, Inc. (a)	9,043	240,725
Amarin Corp. PLC ADR (a)(b)	60,435	125,705
Amgen, Inc.	200,972	32,376,589
Amicus Therapeutics, Inc. (a)	32,032	343,703
Anacor Pharmaceuticals, Inc. (a)	11,426	1,333,757
Anthera Pharmaceuticals, Inc. (a)	9,885	56,246
Applied Genetic Technologies Corp. (a)	5,947	101,337
Aquinox Pharmaceuticals, Inc. (a)(b)	4,762	57,096
Arbutus Biopharma Corp. (a)(b)	15,464	86,289
Ardelyx, Inc. (a)(b)	6,739	131,815
Arena Pharmaceuticals, Inc. (a)	63,699	152,241
Argos Therapeutics, Inc. (a)(b)	4,768	19,406
ARIAD Pharmaceuticals, Inc. (a)(b)	50,393	323,019
ArQule, Inc. (a)	26,211	59,499
Array BioPharma, Inc. (a)(b)	39,182	155,161
Arrowhead Research Corp. (a)(b)	18,114	114,480
Ascendis Pharma A/S ADR	4,550	81,127
Atara Biotherapeutics, Inc. (a)(b)	7,830	307,719
Athersys, Inc. (a)(b)	38,796	42,676
aTyr Pharma, Inc. (a)(b)	5,867	49,928
Aurinia Pharmaceuticals, Inc. (a)	9,563	24,347
Avalanche Biotechnologies, Inc. (a)	6,327	66,307
AVEO Pharmaceuticals, Inc. (a)	12,750	15,173
Bellicum Pharmaceuticals, Inc. (b)	7,381	169,984
BIND Therapeutics, Inc. (a)	9,908	46,568
BioCryst Pharmaceuticals, Inc. (a)(b)	19,383	205,654
Biogen, Inc. (a)	62,302	17,871,952
BioMarin Pharmaceutical, Inc. (a)	42,895	4,090,896
Biospecifics Technologies Corp. (a)	1,935	93,751
Biota Pharmaceuticals, Inc. (a)	7,051	13,115
Biotie Therapies Corp. sponsored ADR	1,834	26,043
bluebird bio, Inc. (a)	9,703	861,141
Blueprint Medicines Corp.	7,451	172,565
Calithera Biosciences, Inc. (a)(b)	3,965	31,482
Cancer Genetics, Inc. (a)	3,642	12,674
Capricor Therapeutics, Inc. (a)	3,109	13,120
Cara Therapeutics, Inc. (a)	6,809	112,689
CareDx, Inc. (a)	5,786	37,667
CASI Pharmaceuticals, Inc. (a)	899	944
Catabasis Pharmaceuticals, Inc. (b)	5,874	48,754
Catalyst Biosciences, Inc. (a)	1,132	3,317
Catalyst Pharmaceutical Partners, Inc. (a)	24,398	66,241
Celator Pharmaceuticals, Inc. (a)	6,769	12,252
Celgene Corp. (a)	209,604	22,941,158
Celladon Corp. (a)	5,077	9,037
Celldex Therapeutics, Inc. (a)(b)	27,233	490,466
Cellectis SA sponsored ADR (b)	1,841	60,919
Cellular Biomedicine Group, Inc. (a)(b)	3,536	81,222
Celsion Corp. (a)(b)	10,874	24,575
Cepheid, Inc. (a)	19,576	703,561
Cerulean Pharma, Inc. (a)(b)	8,259	26,759
ChemoCentryx, Inc. (a)(b)	12,311	92,948
Chiasma, Inc. (a)(b)	6,835	151,669
Chimerix, Inc. (a)	12,243	494,617
China Biologic Products, Inc. (a)	6,860	806,187
Cidara Therapeutics, Inc. (b)	4,301	66,321
Cleveland Biolabs, Inc. (a)(b)	161	678
Clovis Oncology, Inc. (a)(b)	9,925	312,141
Coherus BioSciences, Inc. (b)	10,110	307,041
Colucid Pharmaceuticals, Inc. (b)	4,541	25,838
Conatus Pharmaceuticals, Inc. (a)(b)	3,522	11,235
Concert Pharmaceuticals, Inc. (a)	6,666	152,851
ContraFect Corp. (a)(b)	6,691	27,768
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	14,493	25,798
CTI BioPharma Corp. (a)	78,057	96,010
Cubist Pharmaceuticals, Inc. rights (a)	5,544	0
Curis, Inc. (a)	33,941	92,998
Cyclacel Pharmaceuticals, Inc. (a)	5,706	4,080
Cytokinetics, Inc. (a)	11,049	130,599
Cytori Therapeutics, Inc. (a)(b)	71,017	25,843
CytRx Corp. (a)(b)	18,151	56,813
DBV Technologies SA sponsored ADR (a)	5,967	208,069
Dicerna Pharmaceuticals, Inc. (a)(b)	5,947	79,452
Discovery Laboratories, Inc. (a)	23,215	7,016
Dyax Corp. (a)	37,958	1,277,666
Dynavax Technologies Corp. (a)	11,420	318,504
Eagle Pharmaceuticals, Inc. (a)(b)	4,075	373,433
Eleven Biotherapeutics, Inc. (a)(b)	5,420	17,290
Enanta Pharmaceuticals, Inc. (a)(b)	5,203	163,895
Enzon Pharmaceuticals, Inc.	19,841	14,403
Enzymotec Ltd. (a)	6,310	63,226
Epirus Biopharmaceuticals, Inc. (a)(b)	8,074	39,320
Epizyme, Inc. (a)(b)	11,339	182,671
Esperion Therapeutics, Inc. (a)(b)	6,276	178,301
Exact Sciences Corp. (a)(b)	26,352	239,540
Exelixis, Inc. (a)(b)	58,785	336,250
Fate Therapeutics, Inc. (a)(b)	9,778	40,970
Fibrocell Science, Inc. (a)(b)	11,742	69,278
FibroGen, Inc.	16,002	475,899
Five Prime Therapeutics, Inc. (a)	7,100	272,995
Flexion Therapeutics, Inc. (a)	5,441	105,773
Fortress Biotech, Inc. (a)(b)	18,811	56,245
Forward Pharma A/S sponsored ADR (a)	3,155	68,747
Foundation Medicine, Inc. (a)(b)	9,578	162,922
Galapagos Genomics NV sponsored ADR	2,418	120,223
Galectin Therapeutics, Inc. (a)(b)	9,741	19,482
Galena Biopharma, Inc. (a)(b)	45,192	67,788
Galmed Pharmaceuticals Ltd. (a)(b)	4,237	39,785
Genocea Biosciences, Inc. (a)	6,302	40,333
Genomic Health, Inc. (a)(b)	9,870	299,258
GenVec, Inc. (a)	3,850	6,930
Geron Corp. (a)(b)	40,494	206,519
Gilead Sciences, Inc.	388,724	41,189,195
Global Blood Therapeutics, Inc. (a)(b)	7,982	374,835
GlycoMimetics, Inc. (a)	6,164	43,025
Grifols SA ADR (b)	21,597	750,496
GTx, Inc. (a)(b)	5,496	5,111
Halozyme Therapeutics, Inc. (a)(b)	35,259	627,610
Harvard Apparatus (a)	528	1,716
Heron Therapeutics, Inc. (a)(b)	9,828	294,349
Histogenics Corp.	3,605	11,860
Idera Pharmaceuticals, Inc. (a)(b)	29,274	113,583
Ignyta, Inc. (a)	8,117	119,320
Immune Design Corp. (a)	5,994	125,454
ImmunoGen, Inc. (a)	22,512	305,488
Immunomedics, Inc. (a)(b)	22,337	73,489
Incyte Corp. (a)	47,910	5,473,238
Infinity Pharmaceuticals, Inc. (a)	12,452	109,827
Inotek Pharmaceuticals Corp.	4,756	57,024
Inovio Pharmaceuticals, Inc. (a)(b)	20,054	148,600
Insmed, Inc. (a)	17,504	285,490
Insys Therapeutics, Inc. (a)(b)	18,899	602,122
Intercept Pharmaceuticals, Inc. (a)(b)	6,481	1,143,961
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	32,887	401,221
Isis Pharmaceuticals, Inc. (a)(b)	31,680	1,933,747
Juno Therapeutics, Inc. (b)	26,187	1,476,685
Kamada (a)	8,190	34,644
Karyopharm Therapeutics, Inc. (a)(b)	9,737	182,082
Keryx Biopharmaceuticals, Inc. (a)(b)	27,604	159,275
Kindred Biosciences, Inc. (a)	6,727	26,841
Kite Pharma, Inc. (a)(b)	11,729	966,118
La Jolla Pharmaceutical Co. (a)(b)	5,044	170,437
Lexicon Pharmaceuticals, Inc. (a)(b)	26,849	369,442
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	5,437	582,194
General CVR (a)	1,518	108
Glucagon CVR (a)	1,518	83
MRK CVR rights (a)	1,639	0
rights (a)	1,518	11
TR Beta CVR (a)	1,518	64
Lion Biotechnologies, Inc. (a)	15,660	114,005
Loxo Oncology, Inc. (a)(b)	4,809	158,360
Macrocure Ltd. (a)(b)	5,698	11,567
Macrogenics, Inc. (a)	9,623	332,763
MannKind Corp. (a)(b)	114,155	228,310
MediciNova, Inc. (a)(b)	10,329	36,152
Medivation, Inc. (a)	43,471	1,837,954
MEI Pharma, Inc. (a)(b)	6,684	12,165
Merrimack Pharmaceuticals, Inc. (a)(b)	29,428	276,917
MiMedx Group, Inc. (a)(b)	29,829	267,268
Minerva Neurosciences, Inc. (a)	7,470	37,499
Mirati Therapeutics, Inc. (a)	5,046	191,899
Momenta Pharmaceuticals, Inc. (a)	17,618	314,657
Myriad Genetics, Inc. (a)(b)	17,971	781,739
Nanosphere, Inc. (a)(b)	1,695	1,949
NantKwest, Inc. (a)(b)	21,836	356,145
Natera, Inc. (a)(b)	14,666	130,381
Neothetics, Inc. (b)	4,838	44,171
NephroGenex, Inc. (a)(b)	3,625	7,323
Neurocrine Biosciences, Inc. (a)(b)	22,876	1,243,768
NewLink Genetics Corp. (a)(b)	7,507	274,756
Nexvet Biopharma PLC (a)(b)	5,964	23,558
Nivalis Therapeutics, Inc.	4,215	34,985
Northwest Biotherapeutics, Inc. (a)(b)	19,924	92,049
Novavax, Inc. (a)(b)	70,376	602,419
Nymox Pharmaceutical Corp. (a)(b)	11,657	38,235
Ocata Therapeutics, Inc. (a)	10,729	92,055
Ohr Pharmaceutical, Inc. (a)(b)	6,780	30,442
OncoGenex Pharmaceuticals, Inc. (a)(b)	10,105	26,071
Oncolytics Biotech, Inc. (a)	17,521	5,642
OncoMed Pharmaceuticals, Inc. (a)(b)	8,459	193,288
Onconova Therapeutics, Inc. (a)(b)	2,820	3,948
Oncothyreon, Inc. (a)	32,326	114,757
Ophthotech Corp. (a)	9,547	606,903
Orexigen Therapeutics, Inc. (a)(b)	35,426	84,668
Osiris Therapeutics, Inc. (b)	9,424	96,690
Otonomy, Inc. (a)	6,736	177,763
OvaScience, Inc. (a)(b)	6,685	63,040
OXiGENE, Inc. (a)	4,000	3,920
PDL BioPharma, Inc.	42,973	162,653
Peregrine Pharmaceuticals, Inc. (a)(b)	84,708	109,273
Pieris Pharmaceuticals, Inc. (a)(b)	12,868	32,299
Pluristem Therapeutics, Inc. (a)	26,881	37,365
Portola Pharmaceuticals, Inc. (a)(b)	13,731	681,195
Prana Biotechnology Ltd. ADR (a)	3,293	3,227
Progenics Pharmaceuticals, Inc. (a)	19,073	128,171
ProNai Therapeutics, Inc. (a)(b)	8,082	155,094
ProQR Therapeutics BV (a)(b)	5,848	60,936
Proteon Therapeutics, Inc. (a)(b)	4,823	76,879
Prothena Corp. PLC (a)	8,526	601,424
PTC Therapeutics, Inc. (a)(b)	9,447	283,788
QLT, Inc. (a)	15,216	43,670
Radius Health, Inc. (a)	11,462	697,004
Raptor Pharmaceutical Corp. (a)	20,776	131,304
Recro Pharma, Inc. (a)(b)	2,448	21,812
Regeneron Pharmaceuticals, Inc. (a)	26,967	14,683,532
REGENXBIO, Inc. (a)	8,063	193,270
Regulus Therapeutics, Inc. (a)(b)	14,580	146,821
Repligen Corp. (a)(b)	9,450	268,664
Retrophin, Inc. (a)	9,726	217,376
Rigel Pharmaceuticals, Inc. (a)	22,858	74,974
Sage Therapeutics, Inc. (a)	8,078	387,098
Sangamo Biosciences, Inc. (a)	18,101	149,876
Sarepta Therapeutics, Inc. (a)(b)	10,892	400,390
Seattle Genetics, Inc. (a)(b)	36,372	1,526,897
Seres Therapeutics, Inc. (b)	10,577	378,974
Sinovac Biotech Ltd. (a)	17,922	95,703
Sorrento Therapeutics, Inc. (a)(b)	9,467	75,831
Spark Therapeutics, Inc. (b)	6,562	379,218
Spectrum Pharmaceuticals, Inc. (a)(b)	19,144	114,864
StemCells, Inc. (a)	60,746	33,107
Stemline Therapeutics, Inc. (a)	4,870	40,129
Sunesis Pharmaceuticals, Inc. (a)	21,950	22,609
Synergy Pharmaceuticals, Inc. (a)(b)	28,378	178,214
Synta Pharmaceuticals Corp. (a)(b)	39,269	16,803
T2 Biosystems, Inc. (a)(b)	6,465	76,222
Tenax Therapeutics, Inc. (a)(b)	12,195	39,512
TESARO, Inc. (a)	11,079	565,472
TetraLogic Pharmaceuticals Corp. (a)(b)	4,788	10,486
TG Therapeutics, Inc. (a)(b)	14,539	191,624
Threshold Pharmaceuticals, Inc. (a)	20,539	71,681
Tobira Therapeutics, Inc. (a)(b)	6,103	81,780
Tokai Pharmaceuticals, Inc. (a)(b)	6,171	70,967
TONIX Pharmaceuticals Holding (a)(b)	6,127	44,421
TRACON Pharmaceuticals, Inc.	3,559	42,281
Transition Therapeutics, Inc. (a)	8,979	16,881
Trevena, Inc. (a)	14,000	176,260
Trovagene, Inc. (a)(b)	10,513	67,914
Ultragenyx Pharmaceutical, Inc. (a)	10,370	1,019,578
uniQure B.V. (a)	5,484	102,990
United Therapeutics Corp. (a)	12,046	1,838,581
Vanda Pharmaceuticals, Inc. (a)(b)	12,693	125,153
VBL Therapeutics (a)(b)	6,559	34,566
Verastem, Inc. (a)	8,737	19,833
Vericel Corp. (a)	7,531	17,698
Versartis, Inc. (a)	8,731	110,447
Vertex Pharmaceuticals, Inc. (a)	64,926	8,398,827
Vical, Inc. (a)	13,452	7,181
Vitae Pharmaceuticals, Inc. (a)	5,864	84,207
Vital Therapies, Inc. (a)(b)	8,413	79,082
vTv Therapeutics, Inc. Class A (a)	3,233	21,952
Xbiotech, Inc. (b)	9,130	68,201
Xencor, Inc. (a)	10,779	173,326
Xenon Pharmaceuticals, Inc.	4,574	41,806
XOMA Corp. (a)(b)	28,824	38,336
Zafgen, Inc. (a)(b)	6,572	111,133
ZIOPHARM Oncology, Inc. (a)(b)	34,513	451,430
		217,452,957
Health Care Equipment & Supplies - 1.5%
Abaxis, Inc.	6,087	323,646
Abiomed, Inc. (a)(b)	10,825	882,995
Accuray, Inc. (a)(b)	20,468	144,095
Aethlon Medical, Inc. (a)(b)	3,425	24,797
Align Technology, Inc. (a)(b)	21,268	1,419,426
Alliqua Biomedical, Inc. (a)	8,560	22,684
Alphatec Holdings, Inc. (a)	29,327	6,745
Analogic Corp.	3,691	308,383
Angiodynamics, Inc. (a)	11,436	136,088
Anika Therapeutics, Inc. (a)(b)	4,337	181,981
Antares Pharma, Inc. (a)	43,620	57,142
Atossa Genetics, Inc. (a)	4,348	2,174
Atricure, Inc. (a)(b)	9,470	203,416
Atrion Corp.	526	221,393
Avinger, Inc. (b)	3,879	69,783
AxoGen, Inc. (a)	9,371	51,541
Bellerophon Therapeutics, Inc. (b)	4,624	14,612
BioLase Technology, Inc. (a)(b)	19,079	17,267
Cardica, Inc. (a)	26,919	6,151
Cardiovascular Systems, Inc. (a)(b)	8,530	136,480
Cerus Corp. (a)(b)	27,048	153,362
Cesca Therapeutics, Inc. (a)	1,101	413
Cogentix Medical, Inc. (a)	2,300	3,335
ConforMis, Inc. (a)(b)	10,820	230,791
CONMED Corp.	7,107	302,048
Cutera, Inc. (a)	4,323	61,473
Cynosure, Inc. Class A (a)	5,721	240,625
CytoSorbents Corp. (a)(b)	6,031	43,845
Dehaier Medical Systems Ltd. (a)	837	1,423
Delcath Systems, Inc. (a)	357	175
DENTSPLY International, Inc.	37,250	2,259,585
Derma Sciences, Inc. (a)	7,293	32,673
DexCom, Inc. (a)	20,827	1,770,712
EDAP TMS SA sponsored ADR (a)(b)	5,308	28,822
Endologix, Inc. (a)(b)	16,791	170,932
Entellus Medical, Inc. (b)	5,967	104,064
EnteroMedics, Inc. (a)(b)	11,433	2,067
Exactech, Inc. (a)	4,702	82,426
Fonar Corp. (a)	2,012	32,031
Genmark Diagnostics, Inc. (a)	12,119	96,588
Hansen Medical, Inc. (a)(b)	2,742	7,760
HeartWare International, Inc. (a)(b)	4,652	222,645
Hologic, Inc. (a)	74,993	3,025,968
ICU Medical, Inc. (a)	4,119	467,259
IDEXX Laboratories, Inc. (a)(b)	23,927	1,694,510
Inogen, Inc. (a)	5,165	197,561
Insulet Corp. (a)	15,562	569,414
Integra LifeSciences Holdings Corp. (a)	10,123	634,813
Intuitive Surgical, Inc. (a)	9,821	5,107,116
InVivo Therapeutics Holdings Corp. (a)(b)	7,874	75,984
Invuity, Inc.	4,641	55,738
Iridex Corp. (a)	5,451	52,166
K2M Group Holdings, Inc. (a)	10,852	219,319
Lantheus Holdings, Inc. (a)	8,743	30,950
LDR Holding Corp. (a)	7,350	198,597
LeMaitre Vascular, Inc.	4,353	67,167
LivaNova PLC (a)(b)	13,443	804,564
Lombard Medical, Inc. (a)	1,819	2,638
Masimo Corp. (a)	13,130	544,632
Mazor Robotics Ltd. sponsored ADR (a)(b)	3,651	36,327
MELA Sciences, Inc. (a)	309	358
Meridian Bioscience, Inc.	11,774	230,417
Merit Medical Systems, Inc. (a)	11,779	228,159
Misonix, Inc. (a)	2,036	19,281
Natus Medical, Inc. (a)	8,626	420,776
Neogen Corp. (a)	10,138	598,750
Neovasc, Inc. (a)	15,953	79,286
Novadaq Technologies, Inc. (a)	15,525	189,094
Novocure Ltd. (a)(b)	22,421	545,951
NuVasive, Inc. (a)	13,166	686,475
NxStage Medical, Inc. (a)(b)	17,373	338,947
OncoSec Medical, Inc. (a)	4,800	15,744
OraSure Technologies, Inc. (a)	15,384	96,150
Orthofix International NV (a)	5,030	198,987
Oxford Immunotec Global PLC (a)(b)	6,605	87,516
PhotoMedex, Inc. (a)(b)	1,894	767
Quidel Corp. (a)(b)	8,359	181,307
Quotient Ltd. (a)(b)	6,704	91,174
ReWalk Robotics Ltd. (a)(b)	3,029	23,596
Rockwell Medical Technologies, Inc. (a)(b)	12,911	156,610
Roka Bioscience, Inc. (a)	2,827	3,392
RTI Biologics, Inc. (a)	17,684	69,321
Seaspine Holdings Corp. (a)	2,632	43,375
Second Sight Medical Products, Inc. (b)	10,067	50,939
Sientra, Inc. (a)	3,703	17,923
Sirona Dental Systems, Inc. (a)	14,763	1,601,490
Span-America Medical System, Inc.	503	9,713
Staar Surgical Co. (a)(b)	11,963	100,370
Stereotaxis, Inc. (a)	2,480	2,604
Sunshine Heart, Inc. (a)(b)	2,294	4,267
SurModics, Inc. (a)	3,649	76,848
Symmetry Surgical, Inc. (a)	5,133	46,710
Synergetics U.S.A., Inc. (b)	7,788	1,480
Syneron Medical Ltd. (a)	11,589	86,222
Tandem Diabetes Care, Inc. (a)(b)	8,685	89,542
TearLab Corp. (a)(b)	8,271	12,324
The Spectranetics Corp. (a)(b)	10,622	146,902
Trinity Biotech PLC sponsored ADR	6,726	80,577
TriVascular Technologies, Inc. (a)(b)	5,558	36,294
Unilife Corp. (a)(b)	43,819	32,632
Utah Medical Products, Inc.	1,583	89,424
Vascular Solutions, Inc. (a)	4,458	158,437
Veracyte, Inc. (a)(b)	7,500	53,925
Vermillion, Inc. (a)(b)	8,983	16,080
Wright Medical Group NV (a)	26,963	577,547
Zeltiq Aesthetics, Inc. (a)	9,988	303,435
Zosano Pharma Corp. (b)	3,225	8,869
		31,773,304
Health Care Providers & Services - 1.4%
Acadia Healthcare Co., Inc. (a)	18,544	1,279,721
Aceto Corp.	7,914	223,254
Addus HomeCare Corp. (a)	2,677	61,009
Air Methods Corp. (a)(b)	10,206	446,002
Alliance Healthcare Services, Inc. (a)	3,497	31,508
Almost Family, Inc. (a)	2,372	100,502
Amedisys, Inc. (a)	8,739	354,716
AmSurg Corp. (a)(b)	12,919	1,085,971
BioScrip, Inc. (a)(b)	16,785	35,584
BioTelemetry, Inc. (a)	6,659	83,970
Caladrius Biosciences, Inc. (a)(b)	20,856	25,027
Corvel Corp. (a)	5,741	222,464
Cross Country Healthcare, Inc. (a)	8,663	158,100
Digirad Corp.	7,344	42,889
Express Scripts Holding Co. (a)	178,866	15,289,466
HealthEquity, Inc. (a)(b)	15,683	517,539
Healthways, Inc. (a)	10,129	134,412
Henry Schein, Inc. (a)	21,759	3,404,848
iKang Healthcare Group, Inc. sponsored ADR (a)	12,493	243,614
LHC Group, Inc. (a)	4,603	214,270
LifePoint Hospitals, Inc. (a)	11,478	821,940
Magellan Health Services, Inc. (a)	7,066	372,025
National Research Corp.:
Class A	8,246	127,483
Class B (b)	369	12,546
Patterson Companies, Inc. (b)	27,635	1,259,327
PDI, Inc. (a)	1,717	1,356
Premier, Inc. (a)	9,875	339,305
Providence Service Corp. (a)	4,214	204,042
Psychemedics Corp.	2,537	29,429
RadNet, Inc. (a)	13,857	85,913
Sharps Compliance Corp. (a)	5,820	52,787
Surgery Partners, Inc. (a)(b)	14,009	267,712
Surgical Care Affiliates, Inc. (a)	10,455	388,612
The Ensign Group, Inc.	7,254	345,073
USMD Holdings, Inc. (a)	1,157	9,256
VCA, Inc. (a)	21,547	1,185,731
		29,457,403
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)(b)	50,215	764,774
athenahealth, Inc. (a)(b)	10,073	1,689,746
Authentidate Holding Corp. (a)	1,782	1,215
Cerner Corp. (a)	91,659	5,462,876
Computer Programs & Systems, Inc. (b)	3,091	150,594
Connecture, Inc.	5,953	21,252
HealthStream, Inc. (a)	10,099	242,578
HMS Holdings Corp. (a)(b)	23,322	282,896
iCAD, Inc. (a)	3,147	12,840
Inovalon Holdings, Inc. Class A (b)	12,951	240,371
MedAssets, Inc. (a)	15,520	467,618
Medidata Solutions, Inc. (a)(b)	14,485	663,848
Omnicell, Inc. (a)	9,905	298,735
Quality Systems, Inc.	16,094	261,528
Simulations Plus, Inc.	6,174	55,134
Streamline Health Solutions, Inc. (a)	5,177	9,319
		10,625,324
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(b)	11,783	201,843
Affymetrix, Inc. (a)(b)	25,719	243,559
Albany Molecular Research, Inc. (a)(b)	8,783	174,957
Bio-Techne Corp.	9,591	874,795
Bruker Corp. (a)	43,379	982,101
Compugen Ltd. (a)(b)	13,859	105,328
Fluidigm Corp. (a)(b)	7,856	89,323
Furiex Pharmaceuticals, Inc. rights (a)	1,322	12,916
Harvard Bioscience, Inc. (a)	10,582	33,545
ICON PLC (a)(b)	15,393	1,144,162
Illumina, Inc. (a)(b)	38,337	7,050,174
INC Research Holdings, Inc. Class A	15,006	709,784
Luminex Corp. (a)(b)	10,796	232,330
Nanostring Technologies, Inc. (a)	5,649	86,091
NeoGenomics, Inc. (a)	16,779	133,729
Pacific Biosciences of California, Inc. (a)(b)	22,873	233,991
PAREXEL International Corp. (a)(b)	13,778	934,837
PRA Health Sciences, Inc. (b)	15,835	717,009
pSivida Corp. (a)	8,057	31,261
QIAGEN NV (a)	61,296	1,620,666
Sequenom, Inc. (a)(b)	35,658	63,471
VWR Corp. (a)	33,746	900,343
		16,576,215
Pharmaceuticals - 1.4%
Acasti Pharma, Inc. (a)	1,813	4,195
AcelRx Pharmaceuticals, Inc. (a)	10,541	60,295
Achaogen, Inc. (a)	7,852	43,814
Acura Pharmaceuticals, Inc. (a)	981	2,482
Adamis Pharmaceuticals Corp. (a)(b)	6,035	27,459
Aerie Pharmaceuticals, Inc. (a)	7,386	202,672
Agile Therapeutics, Inc. (a)(b)	7,165	63,912
Akorn, Inc. (a)(b)	30,430	1,013,319
Alcobra Pharma Ltd. (a)(b)	7,009	46,189
Alexza Pharmaceuticals, Inc. (a)(b)	2,516	2,566
Alimera Sciences, Inc. (a)(b)	17,215	53,022
Amphastar Pharmaceuticals, Inc. (a)	14,284	219,259
ANI Pharmaceuticals, Inc. (a)(b)	3,099	135,798
ANI Pharmaceuticals, Inc. rights (a)	1,389	0
Apricus Biosciences, Inc. (a)(b)	9,297	10,134
Aratana Therapeutics, Inc. (a)	9,570	56,080
Assembly Biosciences, Inc. (a)	4,565	44,874
AstraZeneca PLC rights (a)	3,011	0
Bio Path Holdings, Inc. (a)(b)	24,674	38,985
Biodelivery Sciences International, Inc. (a)(b)	15,383	94,298
Carbylan Therapeutics, Inc. (b)	10,117	40,367
Cardiome Pharma Corp. (a)(b)	9,692	86,162
Cempra, Inc. (a)(b)	11,481	366,359
Collegium Pharmaceutical, Inc. (b)	5,288	100,419
Concordia Healthcare Corp. (a)	9,251	356,349
Corcept Therapeutics, Inc. (a)(b)	35,547	187,688
Corium International, Inc. (a)(b)	6,460	52,972
Cumberland Pharmaceuticals, Inc. (a)	4,718	26,562
CymaBay Therapeutics, Inc. (a)	15,586	20,885
Cynapsus Therapeutics, Inc. (a)	3,527	55,013
DepoMed, Inc. (a)(b)	15,899	309,077
Dermira, Inc. (a)	7,012	216,040
Dipexium Pharmaceuticals, Inc. (a)(b)	2,591	31,040
Durect Corp. (a)(b)	36,555	86,270
Egalet Corp. (a)(b)	6,792	69,686
Endo Health Solutions, Inc. (a)(b)	55,410	3,406,607
Endocyte, Inc. (a)(b)	14,909	69,029
Flamel Technologies SA sponsored ADR (a)(b)	10,053	144,462
Flex Pharma, Inc. (b)	4,665	56,447
Foamix Pharmaceuticals Ltd. (a)	7,609	60,796
GW Pharmaceuticals PLC ADR (a)(b)	4,030	349,361
Heska Corp. (a)	2,258	78,556
Horizon Pharma PLC (a)(b)	42,395	912,764
Impax Laboratories, Inc. (a)	19,056	839,607
Imprimis Pharmaceuticals, Inc. (a)(b)	5,164	34,754
IntelliPharmaCeutics International Corp. (a)	4,988	10,475
Intersect ENT, Inc. (a)	7,065	139,251
Intra-Cellular Therapies, Inc. (a)(b)	11,319	603,642
Jazz Pharmaceuticals PLC (a)(b)	16,527	2,422,693
Juniper Pharmaceuticals, Inc. (a)	2,768	32,773
KemPharm, Inc. (b)	3,480	60,274
Lipocine, Inc. (a)	5,021	69,742
Marinus Pharmaceuticals, Inc. (a)	4,794	34,852
MediWound Ltd. (a)	5,594	57,618
Mylan N.V. (b)	130,385	6,688,751
Nektar Therapeutics (a)(b)	36,163	566,313
Neos Therapeutics, Inc. (a)(b)	4,250	65,705
NeuroDerm Ltd. (b)	6,029	121,303
Ocera Therapeutics, Inc. (a)	5,923	21,145
Ocular Therapeutix, Inc. (a)(b)	6,579	62,369
Omeros Corp. (a)(b)	10,524	166,805
Oramed Pharmaceuticals, Inc. (a)(b)	2,551	23,214
Pacira Pharmaceuticals, Inc. (a)(b)	9,647	624,643
Pain Therapeutics, Inc. (a)	17,995	35,990
Paratek Pharmaceuticals, Inc. (a)	4,542	93,883
Parnell Pharmaceuticals Holdings Ltd. (a)	1,667	6,318
Pernix Therapeutics Holdings, Inc. (a)(b)	16,329	48,987
Phibro Animal Health Corp. Class A	5,501	178,617
Pozen, Inc. (a)	7,750	58,823
ProPhase Labs, Inc. (a)	1,566	2,271
RedHill Biopharma Ltd. sponsored ADR (a)(b)	7,924	102,933
Relypsa, Inc. (a)(b)	11,036	248,420
Repros Therapeutics, Inc. (a)	5,884	14,092
Revance Therapeutics, Inc. (a)(b)	7,574	293,947
Sagent Pharmaceuticals, Inc. (a)	11,697	179,315
SciClone Pharmaceuticals, Inc. (a)(b)	14,352	131,608
Shire PLC sponsored ADR	12,996	2,707,847
Skystar Bio-Pharmaceutical Co. Ltd. (a)	1,359	1,685
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	12,363	212,025
Supernus Pharmaceuticals, Inc. (a)	12,699	205,216
Tetraphase Pharmaceuticals, Inc. (a)	8,885	95,336
The Medicines Company (a)	17,889	751,517
Theravance Biopharma, Inc. (a)(b)	9,722	182,482
Theravance, Inc. (b)	32,309	298,858
VIVUS, Inc. (a)(b)	35,567	44,459
XenoPort, Inc. (a)	17,876	107,971
Zogenix, Inc. (a)	6,299	97,194
ZS Pharma, Inc. (a)	6,545	588,788
Zynerba Pharmaceuticals, Inc. (a)(b)	2,304	31,265
		28,568,040

TOTAL HEALTH CARE		334,453,243

INDUSTRIALS - 4.0%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)(b)	7,398	189,241
American Science & Engineering, Inc.	1,772	77,507
API Technologies Corp. (a)	14,000	27,580
Arotech Corp. (a)	12,878	21,120
Astronics Corp. (a)	4,467	172,828
Astrotech Corp. (a)(b)	3,584	5,304
BE Aerospace, Inc.	27,353	1,264,256
Elbit Systems Ltd. (b)	11,723	1,036,313
Erickson Air-Crane, Inc. (a)	2,141	5,502
Innovative Solutions & Support, Inc. (a)(b)	1,668	4,153
KEYW Holding Corp. (a)(b)	9,521	60,839
KLX, Inc. (a)	13,768	441,953
Kratos Defense & Security Solutions, Inc. (a)(b)	14,096	65,546
LMI Aerospace, Inc. (a)	5,819	59,237
Taser International, Inc. (a)(b)	14,662	274,179
TAT Technologies Ltd. (a)	863	6,386
		3,711,944
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	23,113	219,805
Atlas Air Worldwide Holdings, Inc. (a)	6,455	266,721
C.H. Robinson Worldwide, Inc. (b)	36,964	2,492,483
Echo Global Logistics, Inc. (a)	7,832	184,835
Expeditors International of Washington, Inc.	50,187	2,436,077
Forward Air Corp.	8,029	386,115
Hub Group, Inc. Class A (a)	9,274	357,327
Park-Ohio Holdings Corp.	3,511	147,462
UTi Worldwide, Inc. (a)	28,298	198,086
		6,688,911
Airlines - 0.7%
Allegiant Travel Co.	4,540	795,090
American Airlines Group, Inc.	177,938	7,341,722
Hawaiian Holdings, Inc. (a)	13,944	504,773
JetBlue Airways Corp. (a)	81,199	2,008,863
Republic Airways Holdings, Inc. (a)	13,673	57,974
Ryanair Holdings PLC sponsored ADR (b)	29,146	2,241,327
SkyWest, Inc.	14,053	289,632
Spirit Airlines, Inc. (a)	19,006	698,851
Virgin America, Inc. (b)	12,101	440,355
		14,378,587
Building Products - 0.2%
AAON, Inc.	14,983	370,230
American Woodmark Corp. (a)	4,200	344,442
Apogee Enterprises, Inc.	8,103	406,933
Builders FirstSource, Inc. (a)	28,773	387,285
Caesarstone Sdot-Yam Ltd. (b)	9,118	372,744
China Ceramics Co. Ltd.	1,500	1,455
CSW Industrials, Inc. (a)(b)	4,122	150,906
Gibraltar Industries, Inc. (a)	7,781	207,675
Insteel Industries, Inc.	6,078	148,303
Nortek, Inc. (a)	4,589	220,914
Patrick Industries, Inc. (a)	4,139	171,479
PGT, Inc. (a)	12,588	139,979
Tecogen, Inc. New (a)(b)	3,759	14,284
Universal Forest Products, Inc.	5,381	415,736
		3,352,365
Commercial Services & Supplies - 0.6%
Casella Waste Systems, Inc. Class A (a)	16,497	111,850
CECO Environmental Corp.	7,325	63,654
China Recycling Energy Corp. (a)	16,068	6,267
Cintas Corp.	28,734	2,631,747
Copart, Inc. (a)	32,655	1,288,893
Essendant, Inc.	9,602	347,784
Fuel Tech, Inc. (a)	2,055	4,521
G&K Services, Inc. Class A	5,246	349,751
Healthcare Services Group, Inc.	18,186	671,791
Heritage-Crystal Clean, Inc. (a)	8,319	90,677
Herman Miller, Inc.	14,850	470,894
Hudson Technologies, Inc. (a)	9,731	29,582
Industrial Services of America, Inc. (a)	694	1,402
InnerWorkings, Inc. (a)	17,541	150,151
Interface, Inc.	17,595	349,789
Intersections, Inc. (a)(b)	1,282	3,590
Kimball International, Inc. Class B	10,718	132,582
MagneGas Corp. (a)(b)	7,634	12,291
Matthews International Corp. Class A	8,254	493,672
McGrath RentCorp.	7,096	207,061
Mobile Mini, Inc.	12,962	459,503
Multi-Color Corp.	4,377	273,606
Performant Financial Corp. (a)	14,422	28,556
Perma-Fix Environmental Services, Inc. (a)	973	3,756
Pointer Telocation Ltd. (a)	1,202	7,537
Quest Resource Holding Corp. (a)(b)	30,682	25,724
R.R. Donnelley & Sons Co.	58,009	933,365
SP Plus Corp. (a)	6,525	164,234
Stericycle, Inc. (a)	22,148	2,673,707
Swisher Hygiene, Inc. (a)(b)	1,825	1,935
Tetra Tech, Inc.	15,578	432,913
U.S. Ecology, Inc.	5,901	223,294
Virco Manufacturing Co. (a)	1,086	3,540
West Corp.	23,328	594,864
		13,244,483
Construction & Engineering - 0.1%
Abengoa SA sponsored ADR Class B (b)	4,224	8,701
Aegion Corp. (a)	10,110	222,824
Great Lakes Dredge & Dock Corp. (a)	18,939	85,794
Integrated Electrical Services, Inc. (a)	4,668	35,617
Layne Christensen Co. (a)	4,863	28,643
MYR Group, Inc. (a)	5,516	116,939
Northwest Pipe Co. (a)	2,404	28,511
NV5 Holdings, Inc. (a)	2,166	50,316
Primoris Services Corp.	13,729	316,865
Sterling Construction Co., Inc. (a)	3,450	18,803
		913,013
Electrical Equipment - 0.1%
Active Power, Inc. (a)	1,672	2,508
Allied Motion Technologies, Inc.	2,975	71,043
American Superconductor Corp. (a)(b)	6,555	30,874
Ballard Power Systems, Inc. (a)(b)	44,264	55,021
Blue Earth, Inc. (a)(b)	28,116	20,244
Broadwind Energy, Inc. (a)(b)	1,948	3,779
Capstone Turbine Corp. (a)(b)	4,969	7,851
Encore Wire Corp.	5,469	238,831
Energous Corp. (a)(b)	4,557	37,869
Energy Focus, Inc. (a)(b)	2,530	40,505
Enphase Energy, Inc. (a)(b)	10,090	16,850
Franklin Electric Co., Inc.	12,571	409,940
FuelCell Energy, Inc. (a)(b)	75,772	65,482
Highpower International, Inc. (a)	2,296	6,681
Hydrogenics Corp. (a)(b)	2,694	29,850
Ideal Power, Inc. (a)(b)	3,212	25,889
Jinpan International Ltd.	5,036	19,993
LSI Industries, Inc.	7,559	89,347
Ocean Power Technologies, Inc. (a)	143	370
Pioneer Power Solutions, Inc. (a)	1,000	3,700
Plug Power, Inc. (a)(b)	47,637	104,801
Powell Industries, Inc.	3,423	120,182
Power Solutions International, Inc. (a)(b)	2,692	63,370
Preformed Line Products Co.	1,863	78,004
Real Goods Solar, Inc. (a)	296	130
Revolution Lighting Technologies, Inc. (a)(b)	32,251	29,993
SolarCity Corp. (a)(b)	25,964	746,725
Sunrun, Inc. (a)(b)	27,658	183,926
Ultralife Corp. (a)	6,195	42,746
Vicor Corp. (a)	8,971	83,071
		2,629,575
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	10,166	169,467
Machinery - 0.6%
Altra Industrial Motion Corp.	6,913	193,702
American Railcar Industries, Inc.	5,347	302,266
ARC Group Worldwide, Inc. (a)(b)	3,852	7,126
Astec Industries, Inc.	6,280	253,084
Blue Bird Corp. (a)(b)	7,486	81,448
Chart Industries, Inc. (a)	8,296	176,954
Cleantech Solutions International, Inc. (a)	197	217
Columbus McKinnon Corp. (NY Shares)	5,664	116,905
Commercial Vehicle Group, Inc. (a)	7,129	24,239
Dynamic Materials Corp.	4,562	35,219
Eastern Co.	2,159	38,495
Energy Recovery, Inc. (a)(b)	16,254	119,304
ExOne Co. (a)(b)	3,539	35,107
FreightCar America, Inc.	2,812	68,191
Gencor Industries, Inc. (a)	519	5,429
Hardinge, Inc.	3,857	37,529
Hurco Companies, Inc.	2,512	66,945
Jason Industries, Inc. (a)(b)	6,627	23,460
Key Technology, Inc. (a)	313	3,581
Kornit Digital Ltd. (a)(b)	8,976	106,366
L.B. Foster Co. Class A	2,834	35,142
Lincoln Electric Holdings, Inc.	20,221	1,141,475
Manitex International, Inc. (a)(b)	6,059	37,687
MFRI, Inc. (a)	997	5,743
Middleby Corp. (a)	14,811	1,629,802
NN, Inc.	6,536	111,439
Nordson Corp.	16,044	1,163,671
Omega Flex, Inc.	2,669	106,840
PACCAR, Inc. (b)	94,885	4,930,225
RBC Bearings, Inc. (a)(b)	6,007	424,214
Sun Hydraulics Corp.	7,012	230,905
TriMas Corp. (a)	11,843	256,164
Twin Disc, Inc.	3,944	45,553
Westport Innovations, Inc. (a)(b)	15,220	37,441
Woodward, Inc.	16,712	842,786
		12,694,654
Marine - 0.0%
Diana Containerships, Inc.	16,211	15,384
DryShips, Inc. (b)	196,761	31,442
Eagle Bulk Shipping, Inc. (a)(b)	10,568	32,021
Euroseas Ltd. (a)	273	814
Golden Ocean Group Ltd. (b)	7,697	13,008
Paragon Shipping, Inc. Class A (a)	5,459	928
Rand Logistics, Inc. (a)	1,744	3,680
Seanergy Martime Holdings Corp. (a)	799	551
Star Bulk Carriers Corp. (a)(b)	62,425	59,934
Ultrapetrol (Bahamas) Ltd. (a)(b)	32,074	13,471
		171,233
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	6,629	210,537
Acacia Research Corp.	15,251	90,133
Advisory Board Co. (a)	11,420	614,853
Barrett Business Services, Inc.	1,588	70,904
CRA International, Inc. (a)	2,842	64,854
Exponent, Inc.	7,527	388,619
Heidrick & Struggles International, Inc.	4,873	140,635
Hudson Global, Inc. (a)	2,817	6,704
Huron Consulting Group, Inc. (a)	5,934	344,231
ICF International, Inc. (a)	5,473	195,003
Kelly Services, Inc. Class A (non-vtg.)	9,780	164,597
Kforce, Inc.	7,675	206,765
Lightbridge Corp. (a)(b)	2,205	2,051
Marathon Patent Group, Inc. (a)(b)	6,000	10,440
Odyssey Marine Exploration, Inc. (a)(b)	6,577	1,973
Pendrell Corp. (a)	61,309	32,690
RCM Technologies, Inc. (a)	3,957	20,022
Resources Connection, Inc.	11,105	202,666
RPX Corp. (a)	14,337	198,854
Towers Watson & Co.	18,129	2,438,532
Verisk Analytics, Inc. (a)	44,056	3,301,997
VSE Corp.	1,522	94,044
Willdan Group, Inc. (a)	2,439	21,463
		8,822,567
Road & Rail - 0.5%
AMERCO	5,163	2,093,080
ArcBest Corp.	6,267	150,909
Avis Budget Group, Inc. (a)	26,808	1,002,351
Covenant Transport Group, Inc. Class A (a)	4,105	86,246
Heartland Express, Inc. (b)	23,300	446,428
J.B. Hunt Transport Services, Inc.	30,699	2,401,890
Landstar System, Inc.	11,638	726,444
Marten Transport Ltd.	8,843	159,881
Old Dominion Freight Lines, Inc. (a)	21,988	1,400,855
P.A.M. Transportation Services, Inc. (a)	2,022	62,460
Patriot Transportation Holding, Inc. (a)	659	15,513
Providence & Worcester Railroad Co.	595	9,383
Saia, Inc. (a)	6,468	158,531
Student Transportation, Inc.	31,802	131,213
U.S.A. Truck, Inc. (a)	2,505	49,950
Universal Truckload Services, Inc.	8,229	133,639
Werner Enterprises, Inc.	20,107	542,085
YRC Worldwide, Inc. (a)	8,246	139,605
		9,710,463
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	15,302	654,467
DXP Enterprises, Inc. (a)	4,048	132,572
Essex Rental Corp. (a)	2,219	577
Fastenal Co. (b)	75,311	3,056,120
General Finance Corp. (a)(b)	6,826	30,171
H&E Equipment Services, Inc.	9,778	195,658
HD Supply Holdings, Inc. (a)	51,257	1,621,259
Houston Wire & Cable Co.	7,080	44,038
Lawson Products, Inc. (a)	2,169	60,689
Rush Enterprises, Inc.:
Class A (a)(b)	7,193	175,006
Class B (a)	3,552	80,346
Stock Building Supply Holdings, Inc. (a)	7,546	129,716
Titan Machinery, Inc. (a)(b)	5,811	73,044
Willis Lease Finance Corp. (a)	2,622	45,859
		6,299,522
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	2,809	113,989

TOTAL INDUSTRIALS		82,900,773

INFORMATION TECHNOLOGY - 46.5%
Communications Equipment - 3.5%
ADTRAN, Inc.	12,707	207,251
Alliance Fiber Optic Products, Inc.	5,233	82,995
Applied Optoelectronics, Inc. (a)(b)	4,187	78,506
Arris Group, Inc. (a)	37,747	1,153,926
AudioCodes Ltd. (a)	14,232	62,336
Aviat Networks, Inc. (a)	16,549	15,391
Bel Fuse, Inc.:
Class A	300	5,475
Class B (non-vtg.)	3,204	66,387
Black Box Corp.	3,826	43,272
Brocade Communications Systems, Inc.	112,051	1,051,599
CalAmp Corp. (a)	9,749	180,162
Ceragon Networks Ltd. (a)(b)	17,277	24,188
Cisco Systems, Inc.	1,346,452	36,690,817
Clearfield, Inc. (a)(b)	3,434	46,393
ClearOne, Inc.	2,453	31,914
CommScope Holding Co., Inc. (a)	49,310	1,411,252
Communications Systems, Inc.	2,071	16,299
Comtech Telecommunications Corp.	4,060	89,442
Digi International, Inc. (a)	8,481	106,097
DragonWave, Inc. (a)	15,246	2,055
EchoStar Holding Corp. Class A (a)	11,779	460,677
EMCORE Corp. (a)	8,637	62,618
EXFO, Inc. (sub. vtg.) (a)	2,252	7,673
Extreme Networks, Inc. (a)	30,123	133,144
F5 Networks, Inc. (a)	18,334	1,888,402
Finisar Corp. (a)	30,312	365,866
Gilat Satellite Networks Ltd. (a)	13,064	51,472
Harmonic, Inc. (a)	25,627	141,717
Infinera Corp. (a)(b)	37,188	837,474
InterDigital, Inc.	9,266	488,226
Ituran Location & Control Ltd. (b)	5,894	119,059
Ixia (a)	21,127	275,919
KVH Industries, Inc. (a)	5,647	55,679
Lumentum Holdings, Inc. (a)	16,541	330,820
Mitel Networks Corp. (a)	32,941	286,257
MRV Communications, Inc. (a)	1,761	25,253
NETGEAR, Inc. (a)	8,304	366,289
NetScout Systems, Inc. (a)	27,293	903,398
Novatel Wireless, Inc. (a)(b)	19,413	35,720
NumereX Corp. Class A (a)	5,615	36,834
Oclaro, Inc. (a)(b)	28,120	96,733
Parkervision, Inc. (a)(b)	10,867	1,738
PC-Tel, Inc.	4,801	25,589
Polycom, Inc. (a)	34,281	467,250
QUALCOMM, Inc.	416,315	20,312,009
Radware Ltd. (a)	11,915	195,883
Resonant, Inc. (a)(b)	2,072	6,858
ShoreTel, Inc. (a)	16,432	168,592
Sierra Wireless, Inc. (a)(b)	8,554	148,241
Silicom Ltd.	1,869	52,538
Sonus Networks, Inc. (a)	15,739	110,803
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (b)	72,702	704,482
Tessco Technologies, Inc.	3,589	76,230
Ubiquiti Networks, Inc. (a)(b)	22,944	800,516
UTStarcom Holdings Corp. (a)	8,881	21,492
ViaSat, Inc. (a)(b)	12,637	783,241
Viavi Solutions, Inc. (a)	68,996	438,815
Westell Technologies, Inc. Class A (a)	16,462	23,541
Wi-Lan, Inc.	35,463	39,567
xG Technology, Inc. (a)	479	130
Zhone Technologies, Inc. (a)	5,132	6,107
		72,718,609
Electronic Equipment & Components - 1.0%
Agilysys, Inc. (a)	6,720	74,592
Applied DNA Sciences, Inc. (a)(b)	6,250	18,750
CDW Corp.	44,508	1,921,410
China BAK Battery, Inc. (a)	782	2,323
ClearSign Combustion Corp. (a)(b)	2,495	12,475
Cognex Corp.	23,535	873,149
Coherent, Inc. (a)	6,480	440,122
Control4 Corp. (a)(b)	5,633	41,008
CUI Global, Inc. (a)(b)	5,386	37,648
Daktronics, Inc.	12,976	112,502
Deswell Industries, Inc.	1,530	2,157
Digital Ally, Inc. (a)	179	820
DTS, Inc. (a)	4,569	117,560
Echelon Corp. (a)	3,399	2,166
Electro Rent Corp.	7,042	72,885
Electro Scientific Industries, Inc.	14,768	74,726
ePlus, Inc. (a)	1,930	170,207
FARO Technologies, Inc. (a)	4,279	128,755
FEI Co.	10,812	865,068
Flextronics International Ltd. (a)	142,761	1,606,061
FLIR Systems, Inc.	35,652	1,089,525
Frequency Electronics, Inc. (a)	801	8,443
GSI Group, Inc. (a)	9,519	136,407
Hollysys Automation Technologies Ltd.	15,314	315,315
I. D. Systems Inc. (a)(b)	5,073	19,125
Identiv, Inc. (a)(b)	2,829	8,346
II-VI, Inc. (a)	16,682	310,619
Insight Enterprises, Inc. (a)	9,786	262,069
IPG Photonics Corp. (a)(b)	13,640	1,243,832
Itron, Inc. (a)(b)	9,940	357,343
KEY Tronic Corp. (a)	4,924	38,703
Kimball Electronics, Inc. (a)	7,901	90,545
Littelfuse, Inc.	5,785	628,020
LoJack Corp. (a)(b)	1,208	4,385
LRAD Corp. (b)	9,621	14,816
Magal Security Systems Ltd. (a)	7,555	35,131
Maxwell Technologies, Inc. (a)(b)	9,752	68,849
Mercury Systems, Inc. (a)	9,884	193,529
Mesa Laboratories, Inc.	1,031	111,554
MicroVision, Inc. (a)(b)	15,058	37,796
MOCON, Inc.	740	10,745
MTS Systems Corp.	4,089	260,142
Multi-Fineline Electronix, Inc. (a)	6,788	167,528
Napco Security Technolgies, Inc. (a)	6,882	40,260
National Instruments Corp.	35,838	1,125,313
Neonode, Inc. (a)(b)	11,949	32,979
NetList, Inc. (a)(b)	9,502	8,504
Newport Corp. (a)	10,526	174,626
Orbotech Ltd. (a)	11,444	233,801
OSI Systems, Inc. (a)	5,007	468,805
PC Connection, Inc.	7,997	178,493
PC Mall, Inc. (a)	4,541	41,777
Perceptron, Inc. (a)	4,209	32,830
Plexus Corp. (a)	8,983	334,168
RadiSys Corp. (a)	14,163	37,532
Research Frontiers, Inc. (a)(b)	7,119	35,737
Richardson Electronics Ltd.	2,997	16,873
RMG Networks Holding Corp. (a)	2,029	1,441
Rofin-Sinar Technologies, Inc. (a)(b)	7,210	207,215
Sanmina Corp. (a)(b)	21,679	491,463
ScanSource, Inc. (a)	6,809	261,602
Speed Commerce, Inc. (a)	10,191	1,504
Supercom Ltd. (a)(b)	3,076	14,150
Tech Data Corp. (a)(b)	9,447	639,090
Trimble Navigation Ltd. (a)	66,578	1,524,636
TTM Technologies, Inc. (a)	25,222	197,740
Uni-Pixel, Inc. (a)(b)	2,687	1,948
Universal Display Corp. (a)	12,516	657,841
Wayside Technology Group, Inc.	1,282	23,807
Zebra Technologies Corp. Class A (a)(b)	13,983	1,121,437
		19,892,723
Internet Software & Services - 12.2%
21Vianet Group, Inc. ADR (a)	14,040	292,453
Actua Corp. (a)	11,523	133,552
Akamai Technologies, Inc. (a)	46,871	2,700,238
Alarm.com Holdings, Inc. (b)	11,931	209,747
Alphabet, Inc.:
Class A (a)(b)	76,805	58,590,694
Class C	91,055	67,617,443
Angie's List, Inc. (a)(b)	16,538	178,776
Apigee Corp.	8,432	60,036
AppFolio, Inc. (a)(b)	2,321	38,041
Autobytel, Inc. (a)	3,383	83,120
Baidu.com, Inc. sponsored ADR (a)(b)	73,395	15,997,908
Baozun, Inc. sponsored ADR (b)	5,671	44,291
Bazaarvoice, Inc. (a)	21,766	100,777
Benefitfocus, Inc. (a)(b)	7,655	310,181
Blucora, Inc. (a)(b)	11,226	119,332
Brightcove, Inc. (a)	9,792	68,348
BroadVision, Inc. (a)	599	3,624
Carbonite, Inc. (a)	8,804	85,839
China Finance Online Co. Ltd. ADR (a)(b)	3,815	15,985
ChinaCache International Holdings Ltd. sponsored ADR (a)	4,546	33,549
Cimpress NV (a)(b)	8,686	801,197
comScore, Inc. (a)	10,313	434,177
Constant Contact, Inc. (a)	8,414	263,274
Cornerstone OnDemand, Inc. (a)	15,087	541,774
CoStar Group, Inc. (a)	8,781	1,837,336
Criteo SA sponsored ADR (a)(b)	13,831	563,752
Cyren Ltd. (a)	7,440	14,359
Determine, Inc. (a)	245	713
EarthLink Holdings Corp.	28,973	266,262
eBay, Inc. (a)	322,685	9,548,249
eGain Communications Corp. (a)(b)	3,510	16,146
Endurance International Group Holdings, Inc. (a)(b)	36,057	503,716
Facebook, Inc. Class A (a)	598,309	62,367,730
Five9, Inc. (a)	13,232	87,993
GigaMedia Ltd. (a)	5,039	3,371
Global Sources Ltd. (a)	7,406	66,654
Gogo, Inc. (a)(b)	22,357	401,308
HomeAway, Inc. (a)	25,587	904,756
Hortonworks, Inc. (b)	11,913	202,402
IAC/InterActiveCorp	19,914	1,250,400
Internap Network Services Corp. (a)	15,802	113,458
iPass, Inc. (a)	4,991	5,141
j2 Global, Inc.	12,994	1,045,627
Jiayuan.com International Ltd. sponsored ADR	5,298	36,556
Ku6 Media Co. Ltd. sponsored ADR (a)	2,051	1,338
Limelight Networks, Inc. (a)	26,651	45,040
Liquidity Services, Inc. (a)	7,569	51,621
Live Ventures, Inc. (a)(b)	1,819	2,910
LivePerson, Inc. (a)	14,793	115,385
LogMeIn, Inc. (a)	6,809	486,299
Marchex, Inc. Class B	14,684	62,554
Marketo, Inc. (a)	11,744	355,491
MeetMe, Inc. (a)	9,665	25,806
MercadoLibre, Inc. (b)	11,406	1,405,675
MINDBODY, Inc. (b)	1,907	33,659
Momo, Inc. ADR (b)	10,979	145,691
Net Element International, Inc. (a)	9,087	2,181
NetEase, Inc. sponsored ADR	19,769	3,294,702
NIC, Inc.	19,273	393,362
Perion Network Ltd. (a)	27,626	61,053
Points International Ltd. (a)	4,960	52,427
QuinStreet, Inc. (a)	15,140	74,035
Qumu Corp. (a)	2,780	8,646
RealNetworks, Inc. (a)	10,726	44,406
Reis, Inc.	5,215	130,531
Remark Media, Inc. (a)(b)	6,690	30,172
RetailMeNot, Inc. (a)	13,100	127,856
Rightside Group Ltd. (a)(b)	4,742	37,414
Rocket Fuel, Inc. (a)(b)	12,998	45,363
SciQuest, Inc. (a)	9,041	116,719
Sify Technologies Ltd. sponsored ADR	1,965	2,299
SINA Corp. (a)(b)	15,631	790,460
Sohu.com, Inc. (a)	10,092	507,123
SPS Commerce, Inc. (a)	5,064	376,356
Stamps.com, Inc. (a)	4,462	452,268
Support.com, Inc. (a)	10,212	11,437
Synacor, Inc. (a)	2,654	4,698
TechTarget, Inc. (a)	10,378	89,770
TheStreet.com, Inc.	8,907	15,231
Travelzoo, Inc. (a)	5,478	46,563
TrueCar, Inc. (a)(b)	21,948	176,242
Tucows, Inc. (a)(b)	2,593	61,817
United Online, Inc. (a)	4,366	50,209
Unwired Planet, Inc. (a)	19,751	19,158
VeriSign, Inc. (a)(b)	30,144	2,696,079
Viggle, Inc. (a)	2,471	1,137
Web.com Group, Inc. (a)	13,389	324,148
WebMD Health Corp. (a)	10,613	482,785
Weibo Corp. sponsored ADR (a)	13,024	242,246
Wix.com Ltd. (a)	10,635	264,280
Xunlei Ltd. sponsored ADR (a)(b)	4,460	33,004
Yahoo!, Inc. (a)	249,971	8,451,520
Yandex NV (a)	68,157	1,133,451
YY, Inc. ADR (a)	8,863	536,921
Zillow Group, Inc. (a)(b)	16,124	419,708
Zillow Group, Inc. Class C (a)(b)	29,084	716,921
		253,016,452
IT Services - 2.8%
6D Global Technologies, Inc. (a)(b)	22,206	64,619
Acxiom Corp. (a)	20,572	471,099
Amdocs Ltd.	40,709	2,302,908
Automatic Data Processing, Inc.	123,296	10,635,513
Blackhawk Network Holdings, Inc. (a)	14,753	698,555
BluePhoenix Solutions Ltd. (a)	284	568
Cardtronics, Inc. (a)(b)	11,499	432,477
Cass Information Systems, Inc.	3,100	166,997
China Information Technology, Inc. (a)	7,343	10,354
Cognizant Technology Solutions Corp. Class A (a)	161,396	10,422,954
Computer Task Group, Inc.	7,107	47,830
CSG Systems International, Inc.	8,639	308,671
Datalink Corp. (a)	6,118	44,967
Edgewater Technology, Inc. (a)	1,090	8,666
Euronet Worldwide, Inc. (a)	13,643	1,060,334
ExlService Holdings, Inc. (a)	8,743	408,910
Fiserv, Inc. (a)	61,702	5,938,200
Forrester Research, Inc.	5,615	183,274
Hackett Group, Inc.	8,533	161,615
Information Services Group, Inc.	14,505	54,104
Innodata, Inc. (a)	1,720	5,005
InterCloud Systems, Inc. (a)(b)	12,476	19,837
Jack Henry & Associates, Inc.	21,706	1,723,022
JetPay Corp. (a)	3,116	9,317
Lionbridge Technologies, Inc. (a)	19,225	101,893
ManTech International Corp. Class A	5,664	189,687
Mattersight Corp. (a)	6,325	44,844
ModusLink Global Solutions, Inc. (a)(b)	17,854	48,741
MoneyGram International, Inc. (a)	14,610	128,276
NCI, Inc. Class A	3,649	60,245
Net 1 UEPS Technologies, Inc. (a)	13,388	202,560
Paychex, Inc.	94,961	5,151,634
PayPal Holdings, Inc. (a)	323,742	11,415,143
Perficient, Inc. (a)	10,088	176,338
PFSweb, Inc. (a)	4,209	55,475
Planet Payment, Inc. (a)	19,100	54,435
PRG-Schultz International, Inc. (a)	9,669	37,999
QIWI PLC Class B sponsored ADR (b)	12,205	232,993
Sabre Corp. (b)	71,763	2,099,785
ServiceSource International, Inc. (a)(b)	24,340	131,436
Sykes Enterprises, Inc. (a)	11,005	350,179
Syntel, Inc. (a)	22,929	1,110,451
Sysorex Global Holdings Corp. (a)(b)	2,625	2,244
Teletech Holdings, Inc.	13,162	381,961
Virtusa Corp. (a)	7,873	387,745
		57,543,860
Semiconductors & Semiconductor Equipment - 7.8%
Actions Semiconductor Co. Ltd. ADR (a)	203	380
Advanced Energy Industries, Inc. (a)	10,737	313,198
Advanced Micro Devices, Inc. (a)(b)	213,203	503,159
Aixtron AG sponsored ADR (a)(b)	4,986	39,713
Alpha & Omega Semiconductor Ltd. (a)	8,910	86,783
Altera Corp.	79,793	4,213,070
Ambarella, Inc. (a)(b)	8,274	519,690
Amkor Technology, Inc. (a)	65,090	442,612
Amtech Systems, Inc. (a)	3,169	14,007
ANADIGICS, Inc. (a)	17,226	6,020
Analog Devices, Inc.	82,337	5,074,429
Applied Materials, Inc.	318,032	5,969,461
Applied Micro Circuits Corp. (a)	20,999	153,713
ARM Holdings PLC sponsored ADR (b)	30,974	1,570,382
Ascent Solar Technologies, Inc. (a)	198	22
ASML Holding NV (b)	15,532	1,440,127
Atmel Corp.	111,196	961,845
Avago Technologies Ltd.	68,875	8,984,744
Axcelis Technologies, Inc. (a)	28,638	75,604
AXT, Inc. (a)	11,530	27,672
Broadcom Corp. Class A	147,699	8,068,796
Brooks Automation, Inc.	17,624	196,508
Cabot Microelectronics Corp. (a)	6,565	275,467
Camtek Ltd. (a)(b)	16,454	40,641
Canadian Solar, Inc. (a)(b)	15,400	354,662
Cascade Microtech, Inc. (a)	4,124	67,015
Cavium, Inc. (a)(b)	14,881	998,664
Ceva, Inc. (a)	6,069	154,092
China Sunergy Co. Ltd. ADR (a)	811	803
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	8,024	154,943
Cirrus Logic, Inc. (a)	17,114	565,789
Cohu, Inc.	8,454	110,832
Cree, Inc. (a)(b)	26,333	727,844
CVD Equipment Corp. (a)(b)	3,218	37,007
Cypress Semiconductor Corp. (b)	90,648	980,811
Diodes, Inc. (a)	13,605	316,860
DSP Group, Inc. (a)	10,051	104,832
Entegris, Inc. (a)	37,559	511,554
EZchip Semiconductor Ltd. (a)	8,027	199,551
Fairchild Semiconductor International, Inc. (a)	30,770	601,246
First Solar, Inc. (a)	26,192	1,480,110
FormFactor, Inc. (a)	15,964	139,046
GSI Technology, Inc. (a)	5,288	21,152
Hanwha Solarone Co. Ltd. sponsored ADR (a)(b)	1,226	22,276
Himax Technologies, Inc. sponsored ADR (b)	28,663	218,699
Integrated Device Technology, Inc. (a)	37,537	1,052,537
Integrated Silicon Solution, Inc.	8,077	184,883
Intel Corp.	1,258,367	43,753,421
Intermolecular, Inc. (a)	16,622	37,732
Intersil Corp. Class A	34,842	504,512
IXYS Corp.	9,471	120,566
JA Solar Holdings Co. Ltd. ADR (a)(b)	12,054	105,231
KLA-Tencor Corp.	41,231	2,740,625
Kopin Corp. (a)	18,554	53,250
Kulicke & Soffa Industries, Inc. (a)	19,089	225,441
Lam Research Corp.	41,161	3,218,790
Lattice Semiconductor Corp. (a)	32,701	205,689
Linear Technology Corp.	63,818	2,917,759
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	14,370	530,972
Marvell Technology Group Ltd.	138,045	1,223,079
Mattson Technology, Inc. (a)	20,091	59,871
Maxim Integrated Products, Inc.	74,337	2,882,045
Mellanox Technologies Ltd. (a)	12,676	569,659
Microchip Technology, Inc. (b)	56,271	2,716,764
Micron Technology, Inc. (a)	287,652	4,582,296
Microsemi Corp. (a)	25,863	931,327
MKS Instruments, Inc.	15,031	554,193
Monolithic Power Systems, Inc.	10,749	734,479
MoSys, Inc. (a)(b)	17,551	21,237
Nanometrics, Inc. (a)	7,258	114,386
Nova Measuring Instruments Ltd. (a)	10,345	109,140
NVE Corp.	1,425	84,873
NVIDIA Corp.	142,563	4,522,098
NXP Semiconductors NV (a)	66,706	6,234,343
O2Micro International Ltd. sponsored ADR (a)	3,450	6,038
Omnivision Technologies, Inc. (a)	14,871	434,233
ON Semiconductor Corp. (a)	111,363	1,220,538
PDF Solutions, Inc. (a)	9,836	109,671
Photronics, Inc. (a)	18,338	201,168
Pixelworks, Inc. (a)	4,972	12,778
PMC-Sierra, Inc. (a)	51,506	609,316
Power Integrations, Inc.	8,310	429,627
Qorvo, Inc. (a)(b)	39,761	2,308,921
QuickLogic Corp. (a)	20,189	26,448
Rambus, Inc. (a)(b)	31,857	380,054
Rubicon Technology, Inc. (a)(b)	5,346	5,346
SemiLEDs Corp. (a)	2,000	900
Semtech Corp. (a)	16,851	338,705
Sigma Designs, Inc. (a)	9,840	85,460
Silicon Laboratories, Inc. (a)(b)	10,954	592,721
Silicon Motion Technology Corp. sponsored ADR	8,959	298,066
Siliconware Precision Industries Co. Ltd. sponsored ADR (b)	19,012	128,141
Skyworks Solutions, Inc.	49,967	4,148,260
Solar3D, Inc. (a)	9,585	28,276
SolarEdge Technologies, Inc. (b)	10,234	200,893
SunEdison Semiconductor Ltd. (a)	10,404	99,358
SunPower Corp. (a)(b)	36,916	884,507
Synaptics, Inc. (a)(b)	9,675	868,525
Tessera Technologies, Inc.	13,672	435,453
Texas Instruments, Inc.	271,741	15,793,587
Tower Semiconductor Ltd. (a)(b)	20,022	316,748
Ultra Clean Holdings, Inc. (a)	10,799	54,751
Ultratech, Inc. (a)	7,128	118,396
Veeco Instruments, Inc. (a)	10,840	221,678
Vimicro International Corp. sponsored ADR (a)	7,389	98,126
Xcerra Corp. (a)	14,598	88,318
Xilinx, Inc.	67,177	3,338,025
		161,620,061
Software - 9.8%
ACI Worldwide, Inc. (a)	33,470	787,214
Activision Blizzard, Inc. (b)	192,827	7,261,865
Adobe Systems, Inc. (a)	131,882	12,061,928
Allot Communications Ltd. (a)(b)	12,391	65,424
American Software, Inc. Class A	11,091	114,792
ANSYS, Inc. (a)(b)	23,441	2,184,936
Aspen Technology, Inc. (a)	22,652	995,555
Attunity Ltd. (a)	4,559	62,322
Autodesk, Inc. (a)	59,228	3,759,201
Aware, Inc. (a)	5,225	16,511
Blackbaud, Inc.	12,340	762,365
Bottomline Technologies, Inc. (a)	10,713	331,139
BroadSoft, Inc. (a)	8,017	320,921
BSQUARE Corp. (a)	4,329	32,121
CA Technologies, Inc.	117,705	3,308,688
Cadence Design Systems, Inc. (a)	77,012	1,717,368
Callidus Software, Inc. (a)	14,549	301,892
CDK Global, Inc.	42,583	2,018,860
Changyou.com Ltd. (A Shares) ADR (a)(b)	4,507	100,461
Check Point Software Technologies Ltd. (a)(b)	47,868	4,178,398
Citrix Systems, Inc. (a)	42,159	3,232,331
Code Rebel Corp. (b)	3,829	14,320
CommVault Systems, Inc. (a)	12,105	496,063
CounterPath Corp. (a)	952	3,456
Covisint Corp. (a)	9,689	25,095
CyberArk Software Ltd. (a)(b)	8,025	347,402
Datawatch Corp. (a)	1,145	6,664
Descartes Systems Group, Inc. (a)	21,072	420,825
Digimarc Corp. (a)(b)	2,043	72,690
Digital Turbine, Inc. (a)(b)	14,965	23,046
Ebix, Inc. (b)	8,998	337,515
Electronic Arts, Inc. (a)	82,506	5,593,082
EnerNOC, Inc. (a)(b)	9,543	40,653
EPIQ Systems, Inc.	11,102	150,210
Evolving Systems, Inc.	3,865	21,799
FalconStor Software, Inc. (a)	4,107	7,927
FireEye, Inc. (a)(b)	42,560	973,773
Fortinet, Inc. (a)	44,284	1,595,110
Glu Mobile, Inc. (a)(b)	34,484	116,556
Guidance Software, Inc. (a)(b)	12,274	74,871
Idreamsky Technology Ltd. ADR (a)(b)	4,037	50,947
Interactive Intelligence Group, Inc. (a)(b)	5,755	198,317
Intuit, Inc.	73,019	7,316,504
Jive Software, Inc. (a)	21,693	108,899
KongZhong Corp. sponsored ADR	10,863	74,520
Magic Software Enterprises Ltd.	16,257	88,601
Majesco Entertainment Co. (a)	484	537
Manhattan Associates, Inc. (a)	19,248	1,474,397
Materialise NV ADR (a)(b)	3,838	30,589
Mentor Graphics Corp.	31,112	582,728
Microsoft Corp.	2,118,006	115,113,626
MicroStrategy, Inc. Class A (a)	2,565	444,694
Mitek Systems, Inc. (a)(b)	10,386	54,527
MobileIron, Inc. (a)(b)	21,906	95,072
Monotype Imaging Holdings, Inc.	10,704	282,907
NetSol Technologies, Inc. (a)	2,141	11,626
NICE Systems Ltd. sponsored ADR (b)	9,665	594,108
Nuance Communications, Inc. (a)	80,596	1,686,874
NXT-ID, Inc. (a)(b)	7,863	3,004
Open Text Corp. (b)	31,856	1,547,656
Parametric Technology Corp. (a)	31,027	1,118,213
Park City Group, Inc. (a)(b)	5,455	63,005
Paylocity Holding Corp. (a)(b)	13,705	602,198
Pegasystems, Inc.	21,036	621,403
Progress Software Corp. (a)	13,284	318,683
Proofpoint, Inc. (a)(b)	10,700	784,417
QAD, Inc. Class A	4,944	114,750
Qlik Technologies, Inc. (a)	25,063	797,254
Qualys, Inc. (a)	8,964	344,755
Rapid7, Inc. (a)(b)	10,362	177,501
RealPage, Inc. (a)	21,303	473,140
Rovi Corp. (a)	22,846	269,811
Sapiens International Corp. NV	13,445	146,282
SeaChange International, Inc. (a)	9,998	69,686
Sky-mobi Ltd. ADR (a)	1,678	4,430
Smith Micro Software, Inc. (a)	2,943	2,354
Sonic Foundry, Inc. (a)	478	3,097
Sphere 3D Corp. (a)(b)	7,442	13,470
Splunk, Inc. (a)	33,666	2,003,127
SS&C Technologies Holdings, Inc.	25,157	1,808,788
Symantec Corp.	179,182	3,508,384
Synchronoss Technologies, Inc. (a)(b)	12,025	473,424
Synopsys, Inc. (a)	41,709	2,088,787
Take-Two Interactive Software, Inc. (a)	21,911	774,992
Tangoe, Inc. (a)(b)	10,241	88,073
TeleCommunication Systems, Inc. Class A (a)	16,940	83,345
TeleNav, Inc. (a)	10,735	76,326
The9 Ltd. sponsored ADR (a)	1,168	4,614
TiVo, Inc. (a)	28,241	253,887
Top Image Systems Ltd. (a)	2,532	8,533
Tubemogul, Inc. (a)(b)	9,297	115,097
Ultimate Software Group, Inc. (a)	7,551	1,491,323
Upland Software, Inc.	6,211	45,527
Varonis Systems, Inc. (a)(b)	6,187	110,438
Vasco Data Security International, Inc. (a)(b)	11,215	209,496
Verint Systems, Inc. (a)	17,227	807,085
Voltari Corp. (a)(b)	3,627	24,664
Vringo, Inc. (a)(b)	1,491	5,010
Wave Systems Corp. Class A (a)	8,768	1,052
Xura, Inc. (a)	6,650	172,036
Zix Corp. (a)	18,885	105,945
Zynga, Inc. (a)	214,000	552,120
		204,432,004
Technology Hardware, Storage & Peripherals - 9.4%
Apple, Inc.	1,510,403	178,680,652
Astro-Med, Inc.	2,287	30,989
Avid Technology, Inc. (a)	10,122	76,826
BlackBerry Ltd. (a)(b)	142,584	1,133,882
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,783	1,257
Concurrent Computer Corp.	867	4,309
Cray, Inc. (a)	11,209	388,616
Electronics for Imaging, Inc. (a)	13,198	647,758
Hutchinson Technology, Inc. (a)	9,805	36,180
Immersion Corp. (a)(b)	8,073	108,259
Intevac, Inc. (a)	8,266	41,082
Logitech International SA (b)	45,784	683,555
NetApp, Inc.	79,930	2,450,654
On Track Innovations Ltd. (a)(b)	5,512	2,866
QLogic Corp. (a)	23,398	301,834
SanDisk Corp.	54,310	4,011,880
Seagate Technology LLC (b)	80,619	2,897,447
Silicon Graphics International Corp. (a)(b)	8,041	47,120
Smart Technologies, Inc. Class A (a)(b)	3,897	1,364
Stratasys Ltd. (a)(b)	13,809	345,225
Super Micro Computer, Inc. (a)(b)	12,548	308,179
Transact Technologies, Inc.	1,837	16,257
U.S.A. Technologies, Inc. (a)	9,132	29,679
Western Digital Corp. (b)	60,570	3,780,174
		196,026,044

TOTAL INFORMATION TECHNOLOGY		965,249,753

MATERIALS - 0.4%
Chemicals - 0.1%
A. Schulman, Inc.	8,085	279,822
AgroFresh Solutions, Inc. (a)	14,740	95,073
Balchem Corp.	8,792	602,164
Burcon NutraScience Corp. (a)	2,165	3,453
Codexis, Inc. (a)	11,313	43,216
Fuwei Films Holdings Co. Ltd. (a)	926	787
Gulf Resources, Inc. (a)	9,279	16,053
Hawkins, Inc.	3,857	158,137
Innophos Holdings, Inc.	5,268	156,565
Innospec, Inc.	6,364	371,658
Marrone Bio Innovations, Inc. (a)(b)	5,015	9,328
Metabolix, Inc. (a)(b)	4,567	9,454
Methanex Corp. (b)	23,155	909,590
Northern Technologies International Corp. (a)	492	8,266
Rentech, Inc. (a)	5,467	15,636
Senomyx, Inc. (a)(b)	14,455	66,927
Tantech Holdings Ltd. (a)(b)	5,755	29,005
		2,775,134
Construction Materials - 0.0%
China Advanced Construction Materials Group, Inc. (a)	135	230
Tecnoglass, Inc. (a)(b)	6,780	102,039
U.S. Concrete, Inc. (a)	3,586	210,606
United States Lime & Minerals, Inc.	2,209	114,448
		427,323
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	1,457	132,849
Silgan Holdings, Inc.	15,854	861,348
UFP Technologies, Inc. (a)	2,333	56,949
		1,051,146
Metals & Mining - 0.2%
Century Aluminum Co. (a)(b)	25,598	95,481
China Natural Resources, Inc. (a)	3,570	6,283
Globe Specialty Metals, Inc.	19,793	201,295
Handy & Harman Ltd. (a)	3,457	79,615
Haynes International, Inc.	3,976	155,462
Horsehead Holding Corp. (a)(b)	13,375	32,903
Kaiser Aluminum Corp.	4,332	371,339
Mountain Province Diamonds, Inc. (a)	33,537	89,904
Olympic Steel, Inc.	2,602	29,299
Pan American Silver Corp.	41,402	288,158
Randgold Resources Ltd. sponsored ADR (b)	11,399	690,779
Real Industries, Inc. (a)	7,716	79,320
Royal Gold, Inc.	17,153	616,650
Schnitzer Steel Industries, Inc. Class A	7,480	123,495
Silver Standard Resources, Inc. (a)(b)	23,206	121,986
Steel Dynamics, Inc.	65,357	1,136,558
Sutor Technology Group Ltd. (a)	1,189	773
Synalloy Corp.	3,081	25,264
Universal Stainless & Alloy Products, Inc. (a)	2,467	26,644
		4,171,208
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	20,514	218,474
Pope Resources, Inc. LP	1,044	67,108
		285,582

TOTAL MATERIALS		8,710,393

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.2%
8x8, Inc. (a)(b)	24,896	293,773
Alaska Communication Systems Group, Inc. (a)	17,440	33,485
Atlantic Tele-Network, Inc.	4,454	350,396
B Communications Ltd.	6,305	163,236
Cogent Communications Group, Inc.	11,904	399,498
Consolidated Communications Holdings, Inc.	14,612	318,395
FairPoint Communications, Inc. (a)	8,280	151,607
Frontier Communications Corp.	304,239	1,518,153
General Communications, Inc. Class A (a)	9,988	207,451
Hawaiian Telcom Holdco, Inc. (a)	4,794	113,762
inContact, Inc. (a)(b)	17,125	169,024
Inteliquent, Inc.	9,031	173,486
Internet Gold Golden Lines Ltd. (a)	2,697	30,719
Iridium Communications, Inc. (a)(b)	26,081	213,082
Lumos Networks Corp.	7,652	90,217
magicJack VocalTec Ltd. (a)(b)	3,477	32,162
ORBCOMM, Inc. (a)	21,408	137,225
PDVWireless, Inc. (b)(c)	3,699	97,839
Towerstream Corp. (a)(b)	16,138	6,617
Windstream Holdings, Inc. (b)	28,081	174,945
		4,675,072
Wireless Telecommunication Services - 0.9%
America Movil S.A.B. de CV Series A sponsored ADR (b)	2,365	38,171
Boingo Wireless, Inc. (a)	9,845	65,174
Leap Wireless International, Inc. rights (a)	9,737	25,121
NII Holdings, Inc. (a)	27,999	193,473
NTELOS Holdings Corp. (a)	4,893	44,869
Partner Communications Co. Ltd. ADR (a)	1,446	6,420
SBA Communications Corp. Class A (a)	33,901	3,565,029
Shenandoah Telecommunications Co.	6,358	306,964
Spok Holdings, Inc.	5,604	103,506
T-Mobile U.S., Inc. (a)	216,105	7,671,728
VimpelCom Ltd. sponsored ADR (b)	466,605	1,679,778
Vodafone Group PLC sponsored ADR	104,249	3,498,596
		17,198,829

TOTAL TELECOMMUNICATION SERVICES		21,873,901

UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	9,313	404,836
Otter Tail Corp.	9,848	262,252
Spark Energy, Inc. Class A,	1,823	32,923
		700,011
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	1,749	36,344
RGC Resources, Inc.	598	12,815
		49,159
Independent Power and Renewable Electricity Producers - 0.1%
8Point3 Energy Partners LP	5,096	62,324
Abengoa Yield PLC (b)	27,318	395,565
Pattern Energy Group, Inc. (b)	19,234	344,481
TerraForm Global, Inc. (a)(b)	29,200	117,676
Terraform Power, Inc.	22,024	151,966
		1,072,012
Water Utilities - 0.0%
Artesian Resources Corp. Class A	2,258	59,182
Cadiz, Inc. (a)(b)	5,673	21,160
Connecticut Water Service, Inc.	3,590	130,353
Consolidated Water Co., Inc.	4,308	52,385
Middlesex Water Co.	5,668	145,271
Pure Cycle Corp. (a)	3,377	17,121
York Water Co.	3,411	81,386
		506,858

TOTAL UTILITIES		2,328,040

TOTAL COMMON STOCKS
(Cost $1,534,080,865)		2,056,776,281
	Principal Amount	Value

Convertible Bonds - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Catalyst Biosciences, Inc. 0% 2/19/18 (Cost $8,560)	8,560	2,794

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.2% 2/4/16 (d)
(Cost $2,998,892)	3,000,000	2,999,295
	Shares	Value

Money Market Funds - 11.8%
Fidelity Cash Central Fund, 0.18% (e)	8,487,308	$8,487,308
Fidelity Securities Lending Cash Central Fund, 0.22% (e)(f)	236,225,852	236,225,852
TOTAL MONEY MARKET FUNDS
(Cost $244,713,160)		244,713,160
TOTAL INVESTMENT PORTFOLIO - 111.0%
(Cost $1,781,801,477)		2,304,491,530
NET OTHER ASSETS (LIABILITIES) - (11.0)%		(228,114,936)
NET ASSETS - 100%		$2,076,376,594

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
208 CME E-mini NASDAQ 100 Index Contracts (United States)	Dec. 2015	19,422,000	$630,196

The face value of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $97,839 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $685,839.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,513
Fidelity Securities Lending Cash Central Fund	2,127,838
Total	$2,154,351

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$372,489,652	$372,489,652	$--	$--
Consumer Staples	114,619,516	114,619,516	--	--
Energy	11,007,962	11,007,962	--	--
Financials	143,143,048	143,143,048	--	--
Health Care	334,453,243	334,438,847	--	14,396
Industrials	82,900,773	82,900,773	--	--
Information Technology	965,249,753	965,185,134	--	64,619
Materials	8,710,393	8,710,393	--	--
Telecommunication Services	21,873,901	21,848,780	--	25,121
Utilities	2,328,040	2,328,040	--	--
Corporate Bonds	2,794	--	2,794	--
U.S. Government and Government Agency Obligations	2,999,295	--	2,999,295	--
Money Market Funds	244,713,160	244,713,160	--	--
Total Investments in Securities:	$2,304,491,530	$2,301,385,305	$3,002,089	$104,136
Derivative Instruments:
Assets
Futures Contracts	$630,196	$630,196	$--	$--
Total Assets	$630,196	$630,196	$--	$--
Total Derivative Instruments:	$630,196	$630,196	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$630,196	$0
Total Equity Risk	630,196	0
Total Value of Derivatives	$630,196	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2015
Assets
Investment in securities, at value (including securities loaned of $230,506,479) — See accompanying schedule: Unaffiliated issuers (cost $1,537,088,317)	$2,059,778,370
Fidelity Central Funds (cost $244,713,160)	244,713,160
Total Investments (cost $1,781,801,477)		$2,304,491,530
Foreign currency held at value (cost $6,268)		6,266
Receivable for investments sold		302,345
Receivable for fund shares sold		7,974,774
Dividends receivable		2,345,764
Distributions receivable from Fidelity Central Funds		242,614
Prepaid expenses		4,475
Receivable from investment adviser for expense reductions		303,888
Other receivables		675
Total assets		2,315,672,331
Liabilities
Payable to custodian bank	$102,632
Payable for fund shares redeemed	1,902,849
Accrued management fee	405,269
Payable for daily variation margin for derivative instruments	44,022
Other affiliated payables	263,626
Other payables and accrued expenses	351,487
Collateral on securities loaned, at value	236,225,852
Total liabilities		239,295,737
Net Assets		$2,076,376,594
Net Assets consist of:
Paid in capital		$1,537,968,749
Undistributed net investment income		15,462,730
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(374,742)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		523,319,857
Net Assets, for 30,583,321 shares outstanding		$2,076,376,594
Net Asset Value, offering price and redemption price per share ($2,076,376,594 ÷ 30,583,321 shares)		$67.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2015
Investment Income
Dividends		$21,668,169
Interest		3,169
Income from Fidelity Central Funds (including $2,127,838 from security lending)		2,154,351
Total income		23,825,689
Expenses
Management fee	$4,268,066
Transfer agent fees	2,491,036
Distribution and service plan fees	582,441
Licensing fees	1,067,216
Accounting and security lending fees	487,216
Custodian fees and expenses	47,100
Independent trustees' compensation	7,262
Registration fees	151,082
Audit	65,761
Legal	4,251
Miscellaneous	9,563
Total expenses before reductions	9,180,994
Expense reductions	(4,021,711)	5,159,283
Net investment income (loss)		18,666,406
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,710,390
Foreign currency transactions	(25,248)
Futures contracts	(2,356,592)
Total net realized gain (loss)		3,328,550
Change in net unrealized appreciation (depreciation) on: Investment securities	104,346,523
Assets and liabilities in foreign currencies	(314)
Futures contracts	(76,041)
Total change in net unrealized appreciation (depreciation)		104,270,168
Net gain (loss)		107,598,718
Net increase (decrease) in net assets resulting from operations		$126,265,124

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2015	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,666,406	$11,487,698
Net realized gain (loss)	3,328,550	5,337,910
Change in net unrealized appreciation (depreciation)	104,270,168	149,959,330
Net increase (decrease) in net assets resulting from operations	126,265,124	166,784,938
Distributions to shareholders from net investment income	(10,755,970)	(5,072,373)
Distributions to shareholders from net realized gain	(5,388,196)	(6,602,574)
Total distributions	(16,144,166)	(11,674,947)
Share transactions
Proceeds from sales of shares	1,178,089,711	612,517,757
Reinvestment of distributions	15,574,587	11,227,000
Cost of shares redeemed	(485,576,890)	(210,286,372)
Net increase (decrease) in net assets resulting from share transactions	708,087,408	413,458,385
Redemption fees	465,280	218,973
Total increase (decrease) in net assets	818,673,646	568,787,349
Net Assets
Beginning of period	1,257,702,948	688,915,599
End of period (including undistributed net investment income of $15,462,730 and undistributed net investment income of $10,467,470, respectively)	$2,076,376,594	$1,257,702,948
Other Information
Shares
Sold	18,263,948	10,551,644
Issued in reinvestment of distributions	254,019	212,454
Redeemed	(7,636,754)	(3,712,980)
Net increase (decrease)	10,881,213	7,051,118

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Nasdaq Composite Index Fund

Years ended November 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$63.84	$54.46	$40.41	$35.04	$33.35
Income from Investment Operations
Net investment income (loss)A	.68	.75B	.57	.44	.28
Net realized and unrealized gain (loss)	4.13	9.54	13.95	5.19	1.63
Total from investment operations	4.81	10.29	14.52	5.63	1.91
Distributions from net investment income	(.52)	(.40)	(.48)	(.27)	(.23)
Distributions from net realized gain	(.26)	(.52)	–	–	–
Total distributions	(.78)	(.92)	(.48)	(.27)	(.23)
Redemption fees added to paid in capitalA	.02	.01	.01	.01	.01
Net asset value, end of period	$67.89	$63.84	$54.46	$40.41	$35.04
Total ReturnC	7.70%	19.25%	36.39%	16.24%	5.74%
Ratios to Average Net AssetsD,E
Expenses before reductions	.52%	.55%	.56%	.58%	.58%
Expenses net of fee waivers, if any	.29%	.29%	.33%	.35%	.35%
Expenses net of all reductions	.29%	.29%	.33%	.35%	.35%
Net investment income (loss)	1.05%	1.31%B	1.23%	1.13%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$2,076,377	$1,257,703	$688,916	$481,320	$311,128
Portfolio turnover rateF	9%	5%	14%	10%	12%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2015

1. Organization.

Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the fund claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$628,888,175
Gross unrealized depreciation	(120,638,436)
Net unrealized appreciation (depreciation) on securities	$508,249,739
Tax Cost	$1,796,241,791

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$15,468,654
Undistributed long-term capital gain	$14,700,386
Net unrealized appreciation (depreciation) on securities and other investments	$508,249,347

The tax character of distributions paid was as follows:

	November 30, 2015	November 30, 2014
Ordinary Income	$12,314,917	$ 5,072,373
Long-term Capital Gains	3,829,249	6,602,574
Total	$16,144,166	$ 11,674,947

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(2,356,592) and a change in net unrealized appreciation (depreciation) of $(76,041) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $892,869,489 and $157,554,387, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a distribution fee based on .06% of the Fund's average net assets. FDC pays these fees to NASDAQ OMX Group for marketing services provided to the Fund. The Fund does not pay a service fee.

Effective July 1, 2015, the Board of Trustees approved the elimination of the distribution fee paid by the Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .14% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, the investment adviser pays NASDAQ OMX Group an annual licensing fee for the use of the NASDAQ Composite Index. The investment adviser has entered into a sub-license agreement with the Fund whereby the Fund pays the investment adviser the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

Effective January 1, 2016, the licensing fee will be paid by the investment adviser, not by the Fund.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,314 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .29% of average net assets. This waiver will remain in place through January 31, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $4,021,531.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $180.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity® Nasdaq Composite Index® Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity® Nasdaq Composite Index® Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments, as of November 30, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity® Nasdaq Composite Index® Fund as of November 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
January 20, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2002

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).

Linda J. Wondrack (1964)

Year of Election or Appointment: 2014

Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (Japan) Limited (investment adviser firm), FMR Investment Management (U.K.) Limited (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), FIAM LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Effective July 1, 2015, the Board of Trustees approved the elimination of the distribution fee paid by the Fund.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2015 to November 30, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During Period-B June 1, 2015 to November 30, 2015
Actual	.29%	$1,000.00	$1,013.70	$1.46
Hypothetical-C		$1,000.00	$1,023.61	$1.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity NASDAQ Composite Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Pay Date	Record Date	Dividends	Capital Gains
12/14/15	12/11/15	$0.532	$0.431
12/29/15	12/28/15	$0.022	$0.000
01/19/15	01/15/16	$0.000	$0.044

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2015, $16,999,053, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 76% and 84% of the dividends distributed on December 12, 2014 and December 31, 2014, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Nasdaq Composite Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Nasdaq Composite Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Nasdaq Composite Index Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios.

The Board further considered that FMR contractually agreed to waive the fund's expenses to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.29% through January 31, 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although above the median of the universe presented for comparison, the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders;(viii) Fidelity's group fee structures, including the group fee schedule of breakpoints;(ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

EIF-ANN-0116
1.795539.112

Item 2.

Code of Ethics

As of the end of the period, November 30, 2015, Fidelity Commonwealth Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Nasdaq Composite Index Fund and Fidelity Series 100 Index Fund  (the “Funds”):

Services Billed by Deloitte Entities

November 30, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Fund	$53,000	$-	$6,200	$1,000
Fidelity Series 100 Index Fund	$53,000	$-	$5,800	$1,400

November 30, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Fund	$43,000	$-	$6,000	$800
Fidelity Series 100 Index Fund	$56,000	$-	$5,800	$1,200

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Nasdaq Composite Index Tracking Stock (the “Fund”):

Services Billed by PwC

November 30, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Tracking Stock	$70,000	$-	$6,000	$1,900

November 30, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Tracking Stock	$66,000	$-	$4,700	$1,800

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	November 30, 2015A	November 30, 2014A
Audit-Related Fees	$-	$-
Tax Fees	$10,000	$-
All Other Fees	$10,000	$640,000

A Amounts may reflect rounding.

Services Billed by PwC

	November 30, 2015A	November 30, 2014A
Audit-Related Fees	$5,890,000	$5,185,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	November 30, 2015 A	November 30, 2014 A
PwC	$7,060,000	$6,485,000
Deloitte Entities	$145,000	$1,730,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their  audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Fidelity Commonwealth Trust:  Fidelity Nasdaq Composite Index Tracking Stock:

The Board of Trustees of Fidelity Commonwealth Trust: Fidelity Nasdaq Composite Index Tracking Stock has established a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  As of

November 30, 2015, the members of the audit committee were Joseph Mauriello, Alan J. Lacy and Robert W. Selander.

Fidelity Commonwealth Trust:  Fidelity Nasdaq Composite Index Fund:

Fidelity Commonwealth Trust: Fidelity Series 100 Index Fund:

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 27, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 27, 2016